UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

Schedule of investments

Optimum Fixed Income Fund
June 30, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 5.78%
Fannie Mae Connecticut
Avenue Securities
Series 2015-C03 1M1
1.953% 7/25/25 ●	247,451	$248,156
Series 2015-C03 2M1
1.953% 7/25/25 ●	238,246	239,393
Series 2015-C04 2M1
2.153% 4/25/28 ●	118,572	118,392
Series 2016-C03 1M1
2.453% 10/25/28 ●	109,032	109,790
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39 ●	10,949	12,596
Series 2002-T4 A3
7.50% 12/25/41	38,807	45,647
Series 2004-T1 1A2
6.50% 1/25/44	11,722	14,213
Fannie Mae REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34	1,104,094	1,156,562
Series 2004-W11 1A2
6.50% 5/25/44	59,241	71,880
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	7,936	9,011
Series 1999-19 PH
6.00% 5/25/29	139,305	159,205
Series 2001-14 Z
6.00% 5/25/31	8,417	9,673
Series 2002-90 A1
6.50% 6/25/42	10,150	11,986
Series 2002-90 A2
6.50% 11/25/42	32,856	37,456
Series 2003-26 AT
5.00% 11/25/32	33,199	33,434
Series 2005-70 PA
5.50% 8/25/35	81,182	92,723
Series 2005-110 MB
5.50% 9/25/35	84,435	90,196
Series 2007-30 OE
3.793% 4/25/37 Ω^	4,004,981	3,685,635
Series 2007-114 A6
0.653% 10/27/37 ●	2,322,365	2,316,376
Series 2008-15 SB
6.147% 8/25/36 ●Σ	171,492	37,629
Series 2008-24 ZA
5.00% 4/25/38	17,568,465	19,794,033
Series 2009-2 AS
5.247% 2/25/39 ●Σ	1,687,636	241,873
Series 2009-68 SA
6.297% 9/25/39 ●Σ	376,663	74,651
Series 2009-94 AC
5.00% 11/25/39	233,758	258,441
Series 2010-41 PN
4.50% 4/25/40	475,000	522,917
Series 2010-43 HJ
5.50% 5/25/40	129,363	147,452
Series 2010-96 DC
4.00% 9/25/25	605,957	645,082
Series 2010-123 FE
0.933% 11/25/40 ●	2,848,764	2,856,146
Series 2010-129 SM
5.547% 11/25/40 ●Σ	1,352,315	217,679
Series 2011-118 DC
4.00% 11/25/41	1,562,503	1,661,238
Series 2012-98 MI
3.00% 8/25/31 Σ	1,944,719	183,949
Series 2012-122 SD
5.647% 11/25/42 ●Σ	1,787,979	413,286
Series 2013-38 AI
3.00% 4/25/33 Σ	1,882,398	227,018
Series 2013-43 IX
4.00% 5/25/43 Σ	5,179,449	1,092,292
Series 2013-44 DI
3.00% 5/25/33 Σ	2,912,984	402,690
Series 2013-55 AI
3.00% 6/25/33 Σ	2,235,267	272,989
Series 2014-36 ZE
3.00% 6/25/44	646,098	658,081
Series 2014-68 BS
5.697% 11/25/44 ●Σ	1,868,094	406,617
Series 2014-90 SA
5.697% 1/25/45 ●Σ	5,278,006	1,162,744
Series 2015-27 SA
5.997% 5/25/45 ●Σ	703,277	161,319
Series 2015-44 Z
3.00% 9/25/43	1,591,993	1,629,633
Fannie Mae Whole Loan Trust
Series 2004-W15 1A1
6.00% 8/25/44	56,688	63,508
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	38,931	43,929
Series 2165 PE
6.00% 6/15/29	110,929	127,250
Series 2326 ZQ
6.50% 6/15/31	63,710	73,163
Series 2557 WE
5.00% 1/15/18	78,411	80,172
Series 2827 TE
5.00% 4/15/33	1,721	1,721

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 3143 BC
5.50% 2/15/36	2,749,856	$3,107,964
Series 3289 SA
6.308% 3/15/37 ●Σ	1,255,182	242,386
Series 3656 PM
5.00% 4/15/40	479,624	535,528
Series 4065 DE
3.00% 6/15/32	120,000	129,024
Series 4109 AI
3.00% 7/15/31 Σ	3,591,682	339,628
Series 4120 IK
3.00% 10/15/32 Σ	2,823,438	341,589
Series 4146 IA
3.50% 12/15/32 Σ	1,489,990	210,887
Series 4159 KS
5.708% 1/15/43 ●Σ	1,305,232	320,105
Series 4181 DI
2.50% 3/15/33 Σ	894,022	96,032
Series 4184 GS
5.678% 3/15/43 ●Σ	1,491,311	364,871
Series 4185 LI
3.00% 3/15/33 Σ	710,112	88,697
Series 4191 CI
3.00% 4/15/33 Σ	298,236	36,503
Series 4342 CI
3.00% 11/15/33 Σ	550,303	56,226
Series 4435 DY
3.00% 2/15/35	1,305,000	1,357,555
Series 4453 DI
3.50% 11/15/33 Σ	737,138	84,604
Series 4592 WT
5.50% 6/15/46	3,200,000	3,564,768
Series 4594 SG
5.656% 6/15/46 ●Σ	3,684,000	1,003,890
Freddie Mac Strips
Series 267 S5
5.558% 8/15/42 ●Σ	1,902,461	441,920
Series 299 S1
5.558% 1/15/43 ●Σ	1,424,570	327,883
Series 326 S2
5.508% 3/15/44 ●Σ	977,504	227,092
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2015-DNA3 M1
1.803% 4/25/28 ●	303,056	303,601
Series 2016-DNA3 M1
1.546% 12/25/28 ●	335,000	335,103
Freddie Mac Structured Pass
Through Securities
Series T-54 2A
6.50% 2/25/43 ⧫	17,336	21,079
Series T-58 2A
6.50% 9/25/43 ⧫	9,067	10,811
GNMA
Series 2008-65 SB
5.552% 8/20/38 ●Σ	1,157,401	193,732
Series 2009-2 SE
5.372% 1/20/39 ●Σ	3,360,491	535,914
Series 2010-113 KE
4.50% 9/20/40	1,170,000	1,332,851
Series 2011-H21 FT
1.28% 10/20/61 ●	11,832,208	11,841,973
Series 2011-H23 FA
1.136% 10/20/61 ●	7,838,969	7,853,572
Series 2012-H08 FB
1.036% 3/20/62 ●	1,214,202	1,212,263
Series 2012-H18 NA
0.956% 8/20/62 ●	701,765	698,591
Series 2012-H29 SA
0.951% 10/20/62 ●	5,512,268	5,474,038
Series 2013-113 AZ
3.00% 8/20/43	1,638,345	1,676,350
Series 2015-133 AL
3.00% 5/20/45	1,725,000	1,755,882
Series 2015-H10 FA
1.036% 4/20/65 ●	17,248,143	17,022,846
Series 2015-H11 FC
0.986% 5/20/65 ●	2,211,768	2,176,514
Series 2015-H12 FB
1.036% 5/20/65 ●	8,712,426	8,599,163
Series 2015-H20 FB
1.036% 8/20/65 ●	2,280,316	2,248,886
Series 2016-H06 FD
1.356% 7/20/65 ●	2,289,735	2,300,902
Total Agency Collateralized
Mortgage Obligations
(cost $120,519,264)		120,391,049

Agency Commercial Mortgage-Backed Securities – 0.58%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K041 A2 3.171%
10/25/24 ⧫	1,330,000	1,448,809
Series K716 A2 3.13%
6/25/21 ⧫	810,000	868,899
Series K717 A2 2.991%
9/25/21 ⧫	1,500,000	1,600,054

2 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K722 A1 2.183%
5/25/22 ⧫	725,000	$739,484
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.79% 11/25/49 #●	245,000	266,404
Series 2011-K13 B 144A
4.767% 1/25/48 #●	650,000	708,596
Series 2011-K15 B 144A
5.116% 8/25/44 #●	75,000	82,786
Series 2012-K22 B 144A
3.811% 8/25/45 #●	665,000	694,591
Series 2012-K708 B 144A
3.883% 2/25/45 #●	885,000	914,429
Series 2012-K708 C 144A
3.883% 2/25/45 #●	230,000	229,836
Series 2013-K33 B 144A
3.618% 8/25/46 #●	505,000	515,376
Series 2013-K712 B 144A
3.484% 5/25/45 #●	1,045,000	1,069,298
Series 2013-K713 B 144A
3.274% 4/25/46 #●	610,000	619,951
Series 2013-K713 C 144A
3.274% 4/25/46 #●	1,000,000	994,425
Series 2014-K716 C 144A
4.084% 8/25/47 #●	1,255,000	1,240,094
Total Agency Commercial
Mortgage-Backed
Securities
(cost $11,866,610)		11,993,032

Agency Mortgage-Backed Securities – 25.36%
Fannie Mae
5.50% 3/1/37	21,983	23,698
5.50% 7/1/37	138,121	149,642
Fannie Mae ARM
2.113% 7/1/37 ●	73,733	77,717
2.413% 5/1/43 ●	422,925	436,393
2.553% 6/1/43 ●	147,262	152,311
2.593% 8/1/35 ●	16,785	17,734
2.913% 7/1/45 ●	293,552	304,981
2.966% 4/1/46 ●	52,004	54,327
3.083% 4/1/44 ●	1,455,127	1,514,218
3.212% 4/1/44 ●	437,235	458,089
3.237% 3/1/44 ●	567,742	598,380
3.276% 9/1/43 ●	363,419	382,319
6.10% 8/1/37 ●	35,800	35,783
Fannie Mae Relocation 30 yr
5.00% 11/1/33	730	796
5.00% 1/1/34	2,000	2,118
5.00% 11/1/34	7,973	8,695
5.00% 4/1/35	6,555	7,069
5.00% 10/1/35	10,222	11,244
5.00% 1/1/36	17,404	19,095
Fannie Mae S.F. 15 yr
2.50% 5/1/31	1,193,683	1,238,099
3.00% 11/1/26	1,746,793	1,844,917
3.00% 9/1/30	841,097	884,821
3.00% 12/1/30	2,109,706	2,225,593
3.00% 2/1/31	548,299	577,040
3.00% 3/1/31	1,947,910	2,046,576
3.50% 7/1/26	245,914	260,834
3.50% 12/1/28	117,569	125,725
4.00% 11/1/25	847,783	903,790
4.00% 12/1/26	276,805	295,028
4.00% 5/1/27	624,538	665,784
4.00% 8/1/27	363,591	387,483
4.50% 8/1/18	36,156	37,127
4.50% 7/1/20	123,383	126,917
Fannie Mae S.F. 20 yr
3.00% 8/1/33	187,231	197,374
3.00% 1/1/36	2,233,848	2,344,372
3.00% 5/1/36	2,125,792	2,230,890
Fannie Mae S.F. 30 yr
3.00% 4/1/43	1,612,137	1,676,637
4.00% 10/1/40	32,023	34,447
4.00% 11/1/40	192,740	207,436
4.00% 8/1/43	157,565	170,708
4.00% 7/1/44	676,496	736,718
4.00% 4/1/46	661,709	717,744
4.50% 5/1/35	122,079	134,306
4.50% 8/1/35	239,259	262,143
4.50% 9/1/35	191,943	210,278
4.50% 7/1/36	112,182	122,861
4.50% 6/1/38	609,382	669,123
4.50% 4/1/39	2,504,052	2,750,257
4.50% 5/1/39	822,105	900,876
4.50% 6/1/39	934,681	1,020,462
4.50% 11/1/39	523,656	582,779
4.50% 1/1/40	1,566,589	1,732,699
4.50% 4/1/40	45,804	50,201
4.50% 6/1/40	569,236	632,293
4.50% 8/1/40	179,778	198,020
4.50% 9/1/40	858,655	941,337
4.50% 11/1/40	260,260	285,276
4.50% 2/1/41	2,187,368	2,395,325

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 3/1/41	330,174	$361,950
4.50% 4/1/41	804,631	880,287
4.50% 7/1/41	1,490,852	1,657,087
4.50% 8/1/41	287,040	320,055
4.50% 10/1/41	1,841,043	2,019,254
4.50% 12/1/41	1,414,197	1,549,682
4.50% 1/1/42	4,030,816	4,419,137
4.50% 4/1/42	189,767	207,924
4.50% 8/1/42	8,876,576	9,811,652
4.50% 1/1/43	894,793	980,012
4.50% 9/1/43	738,262	808,669
4.50% 10/1/43	4,050,049	4,482,750
4.50% 11/1/43	804,086	878,159
4.50% 4/1/44	1,587,715	1,731,909
4.50% 5/1/44	477,116	520,452
4.50% 6/1/44	3,244,883	3,550,112
4.50% 8/1/44	6,003,615	6,568,501
4.50% 10/1/44	3,175,817	3,479,710
4.50% 12/1/44	602,132	658,843
4.50% 1/1/45	4,849,357	5,297,792
4.50% 2/1/45	1,614,272	1,763,428
4.50% 4/1/45	1,904,360	2,081,126
4.50% 3/1/46	666,754	735,826
5.00% 3/1/34	391,541	437,141
5.00% 4/1/34	21,554	24,049
5.00% 8/1/34	33,957	37,890
5.00% 2/1/35	66,428	74,147
5.00% 4/1/35	8,345	9,366
5.00% 10/1/35	305,079	339,602
5.00% 11/1/35	88,687	98,672
5.00% 2/1/37	266,316	297,041
5.00% 4/1/37	83,078	92,229
5.00% 8/1/37	216,666	241,447
5.00% 12/1/37	4,434	4,919
5.00% 3/1/38	180,156	199,890
5.00% 6/1/38	10,211	11,329
5.00% 2/1/39	6,481	7,190
5.00% 12/1/39	271,592	304,974
5.00% 1/1/40	59,910	67,430
5.00% 5/1/40	111,978	124,607
5.00% 11/1/44	3,439,689	3,833,496
5.50% 12/1/32	16,955	19,229
5.50% 2/1/33	48,902	55,363
5.50% 6/1/33	211,812	240,201
5.50% 12/1/33	24,743	27,881
5.50% 7/1/34	32,285	36,646
5.50% 9/1/34	392,377	445,592
5.50% 11/1/34	87,611	99,361
5.50% 12/1/34	99,642	113,221
5.50% 2/1/35	1,264,172	1,442,672
5.50% 3/1/35	49,132	55,743
5.50% 5/1/35	378,539	429,842
5.50% 6/1/35	57,475	64,513
5.50% 1/1/36	470,686	533,686
5.50% 4/1/36	1,498,698	1,693,582
5.50% 7/1/36	542,872	616,609
5.50% 9/1/36	703,809	798,094
5.50% 1/1/37	355,179	399,579
5.50% 2/1/37	477,621	537,831
5.50% 8/1/37	253,228	287,211
5.50% 9/1/37	464,120	521,864
5.50% 1/1/38	367,964	415,033
5.50% 2/1/38	209,000	236,107
5.50% 3/1/38	166,399	189,029
5.50% 6/1/38	89,810	101,126
5.50% 7/1/38	166,196	187,010
5.50% 11/1/38	1,274,460	1,434,652
5.50% 1/1/39	827,902	939,871
5.50% 2/1/39	6,293,839	7,134,500
5.50% 6/1/39	483,274	547,426
5.50% 10/1/39	705,960	794,643
5.50% 3/1/40	1,646,418	1,869,968
5.50% 7/1/40	224,623	252,688
5.50% 3/1/41	2,460,140	2,789,818
5.50% 9/1/41	2,743,316	3,102,225
6.00% 4/1/35	270,252	312,568
6.00% 5/1/36	60,449	69,234
6.00% 6/1/36	29,673	34,018
6.00% 9/1/36	203,684	236,987
6.00% 12/1/36	33,346	38,440
6.00% 2/1/37	94,559	108,230
6.00% 5/1/37	230,113	263,206
6.00% 6/1/37	17,813	20,552
6.00% 7/1/37	183,706	210,094
6.00% 8/1/37	174,974	201,175
6.00% 9/1/37	584,229	667,381
6.00% 11/1/37	5,272	6,022
6.00% 5/1/38	1,013,418	1,159,720
6.00% 8/1/38	99,094	113,157
6.00% 9/1/38	794,818	910,255
6.00% 10/1/38	42,942	49,196
6.00% 11/1/38	78,113	90,010
6.00% 12/1/38	228,438	263,513
6.00% 1/1/39	144,656	165,747
6.00% 9/1/39	443,149	507,321
6.00% 10/1/39	1,638,901	1,900,834

4 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 3/1/40	132,822	$152,060
6.00% 7/1/40	504,442	576,195
6.00% 9/1/40	115,102	131,832
6.00% 11/1/40	52,608	61,049
6.00% 5/1/41	1,108,871	1,268,280
6.00% 6/1/41	735,725	841,597
6.00% 7/1/41	3,473,530	3,983,606
6.50% 11/1/33	4,931	5,675
6.50% 2/1/36	88,715	108,491
6.50% 3/1/36	88,578	102,150
6.50% 6/1/36	200,816	238,165
6.50% 2/1/38	38,480	45,171
6.50% 11/1/38	11,198	13,827
6.50% 3/1/40	1,784,178	2,121,886
7.50% 3/1/32	336	373
7.50% 4/1/32	1,854	2,190
7.50% 6/1/32	1,498	1,635
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/46	42,800,000	44,416,693
3.00% 8/1/46	77,822,000	80,615,670
3.50% 8/1/46	76,000,000	80,096,871
4.00% 7/1/46	96,000,000	102,927,131
4.50% 7/1/46	32,000,000	34,929,834
4.50% 8/1/46	5,196,000	5,668,484
Freddie Mac ARM
2.495% 1/1/44 ●	968,927	1,004,599
2.592% 12/1/33 ●	50,963	53,975
2.768% 10/1/45 ●	373,697	386,545
2.826% 9/1/45 ●	2,273,113	2,360,585
2.944% 10/1/45 ●	584,852	610,065
2.951% 11/1/44 ●	212,223	220,348
3.107% 3/1/46 ●	838,917	877,039
3.307% 5/1/37 ●	379,673	405,795
5.384% 2/1/38 ●	75,081	78,847
Freddie Mac Relocation 30 yr
5.00% 9/1/33	251	275
Freddie Mac S.F. 15 yr
3.50% 10/1/26	94,507	100,061
Freddie Mac S.F. 20 yr
3.00% 6/1/36	358,831	376,178
5.50% 10/1/23	56,480	62,855
5.50% 8/1/24	16,642	18,542
Freddie Mac S.F. 30 yr
4.50% 10/1/35	95,922	104,942
4.50% 4/1/39	99,072	109,687
4.50% 10/1/39	237,043	259,894
4.50% 5/1/40	2,424,733	2,704,581
4.50% 3/1/41	640,916	703,841
4.50% 7/1/42	953,223	1,049,838
4.50% 8/1/44	1,386,636	1,530,280
4.50% 7/1/45	1,776,510	1,950,128
5.00% 6/1/36	967,474	1,074,273
5.50% 3/1/34	38,032	42,911
5.50% 12/1/34	34,618	39,118
5.50% 6/1/36	20,844	23,460
5.50% 11/1/36	43,237	48,353
5.50% 12/1/36	9,891	11,105
5.50% 4/1/38	193,589	217,588
5.50% 6/1/38	27,602	31,053
5.50% 6/1/39	201,506	226,252
5.50% 3/1/40	113,746	127,478
5.50% 8/1/40	433,099	485,692
5.50% 1/1/41	122,335	137,481
5.50% 6/1/41	1,371,282	1,543,382
6.00% 2/1/36	272,595	311,266
6.00% 3/1/36	264,076	305,422
6.00% 1/1/38	44,959	51,319
6.00% 6/1/38	121,041	138,093
6.00% 8/1/38	200,264	232,308
6.00% 5/1/40	306,646	351,168
6.00% 7/1/40	712,787	816,482
6.50% 11/1/33	27,756	32,246
6.50% 1/1/35	106,356	122,179
6.50% 8/1/38	31,490	36,175
6.50% 4/1/39	184,679	212,155
7.00% 1/1/38	25,352	29,987
Freddie Mac S.F. 30 yr TBA
3.50% 7/1/46	6,000,000	6,325,313
GNMA I S.F. 30 yr
7.00% 12/15/34	192,642	234,798
GNMA II S.F. 30 yr
5.50% 5/20/37	290,149	323,682
5.50% 4/20/40	300,091	329,101
6.00% 4/20/34	5,464	6,220
6.00% 2/20/39	456,046	519,704
6.00% 4/20/46	461,559	531,591
GNMA II S.F. 30 yr TBA
4.00% 7/20/46	6,000,000	6,413,437
Total Agency
Mortgage-Backed
Securities
(cost $523,148,212)		528,397,674

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Collateralized Debt Obligations – 1.75%
ALM VII
Series 2012-7A A1 144A
2.053% 10/19/24 #●		250,000	$247,197
Avery Point III CLO
Series 2013-3A A 144A
2.033% 1/18/25 #●		1,000,000	990,173
Avery Point VI CLO
Series 2015-6A A 144A
2.083% 8/5/27 #●		250,000	248,995
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
2.124% 7/20/26 #●		2,400,000	2,384,940
BlueMountain CLO
Series 2014-4 144A
2.174% 11/30/26 #●		500,000	497,596
Carlyle Global Market
Strategies CLO
Series 2012-1A AR 144A
1.864% 4/20/22 #●		4,800,000	4,785,960
Series 2014-2A A 144A
2.096% 5/15/25 #●		1,500,000	1,492,767
Cavalry CLO V
Series 2014-5A A 144A
2.003% 1/16/24 #●		383,459	382,768
Cedar Funding V CLO
Series 2016-5A A1 144A
2.243% 7/17/28 #●		530,000	527,881
Cent CLO 20
Series 2013-20A A 144A
2.118% 1/25/26 #●		429,000	425,443
Cent CLO 21
Series 2014-21A A1B
144A 2.024% 7/27/26 #●		1,250,000	1,229,644
CIFC Funding
Series 2014-2A A1L 144A
2.141% 5/24/26 #●		250,000	248,631
Cordatus CLO I
Series 2006-1X A1
0.152% 1/30/24 ●	EUR	3,085,407	3,400,268
Elm CLO
Series 2014-1A A 144A
2.033% 1/17/23 #●		552,138	550,923
Fraser Sullivan CLO VII
Series 2012-7A A1R 144A
1.709% 4/20/23 #●		259,131	258,020
JFIN CLO
Series 2015-2A AX 144A
2.083% 10/19/26 #●		180,000	179,087
Jubilee CDO I-R
Series I-RX A
0.128% 7/30/24 ●	EUR	2,585,618	2,838,388
KVK CLO
Series 2012-1A A 144A
1.998% 7/15/23 #●		520,036	518,299
Lockwood Grove CLO
Series 2014-1A A1 144A
2.008% 1/25/24 #●		388,153	385,721
Madison Park Funding IX
Series 2012-9AR AR 144A
1.916% 8/15/22 #●		500,000	499,163
Magnetite IX
Series 2014-9A A1 144A
2.058% 7/25/26 #●		2,405,000	2,401,380
Malin CLO
Series 2007-1A A1 144A
0.029% 5/7/23 #●	EUR	241,385	266,634
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
2.048% 7/15/27 #●		1,300,000	1,292,522
Neuberger Berman CLO XVII
Series 2014-17A A 144A
2.107% 8/4/25 #●		1,100,000	1,096,456
OHA Credit Partners VI
Series 2012-6A 144A
1.846% 5/15/23 #●		4,413,698	4,391,043
Queen Street CLO II
Series 2007-1X A1
0.088% 8/15/24 ●	EUR	39,944	44,208
Shackleton CLO
Series 2014-5A A 144A
2.132% 5/7/26 #●		1,565,000	1,552,211
Series 2015-VIII 144A
2.144% 10/20/27 #●		250,000	249,070
Stoney Lane Funding I
Series 2007-1A A1 144A
0.873% 4/18/22 #●		474,916	467,155
Symphony CLO VII
Series 2011-7A A 144A
1.884% 7/28/21 #●		77,760	77,638
Venture XI CLO
Series 2012-11AR AR
144A
1.926% 11/14/22 #●		750,000	747,588
Venture XXI CLO
144A 2.118% 7/15/27 #●		285,000	283,726
Voya CLO
Series 2012-2AR AR 144A
1.928% 10/15/22 #●		200,000	199,549

6 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Collateralized Debt Obligations (continued)
Westwood CDO II
	Series 2007-2A 1 144A
0.858% 4/25/22 #●	1,308,302	$1,290,783
Total Collateralized Debt
Obligations
(cost $36,446,190)		36,451,827

Convertible Bonds – 0.75%
Alaska Communications
	Systems Group 6.25%
	exercise price $10.28,
maturity date 5/1/18 @	614,000	595,964
Atlas Air Worldwide Holdings
	2.25% exercise price
	$74.05, maturity date
6/1/22	214,000	208,516
BGC Partners 4.50% exercise
	price $9.84, maturity date
7/15/16	394,000	395,477
BioMarin Pharmaceutical
	1.50% exercise price
	$94.15, maturity date
10/15/20	225,000	261,281
Blackstone Mortgage Trust
	5.25% exercise price
	$28.36, maturity date
12/1/18	662,000	704,203
Blucora 4.25% exercise price
	$21.66, maturity date
4/1/19	275,000	254,375
Brookdale Senior Living
	2.75% exercise price
	$29.33, maturity date
6/15/18	493,000	483,448
Cardtronics 1.00% exercise
	price $52.35, maturity date
12/1/20	559,000	563,193
Cemex 3.72% exercise price
	$11.45, maturity date
3/15/20	391,000	366,318
Chart Industries 2.00%
	exercise price $69.03,
maturity date 8/1/18 @	616,000	576,345
Ciena 144A 3.75% exercise
	price $20.17, maturity date
10/15/18 #	278,000	325,781
Clearwire Communications
	144A 8.25% exercise price
	$19.90, maturity date
12/1/40 #	393,000	399,877
GAIN Capital Holdings
4.125% exercise price
$12.00, maturity date
12/1/18 @	314,000	289,273
General Cable 4.50% exercise
price $32.36, maturity date
11/15/29 @ϕ	580,000	334,587
HealthSouth 2.00% exercise
price $37.59, maturity date
12/1/43	489,000	573,047
Helix Energy Solutions Group
3.25% exercise price
$25.02, maturity date
3/15/32	410,000	365,413
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	259,000	332,815
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	135,000	137,784
Infinera 1.75% exercise price
$12.58, maturity date
6/1/18	353,000	409,921
Intel 3.25% exercise price
$21.18, maturity date
8/1/39	200,000	325,501
Jefferies Group 3.875%
exercise price $44.19,
maturity date 11/1/29	522,000	530,483
Knowles 144A 3.25%
exercise price $18.43,
maturity date 11/1/21 #	107,000	109,541
Liberty Interactive 144A
1.00% exercise price
$64.18, maturity date
9/30/43 #	571,000	498,554
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ	849,000	818,224
Microchip Technology
1.625% exercise price
$65.56, maturity date
2/15/25	224,000	249,060
Micron Technology 3.00%
exercise price $29.16,
maturity date 11/15/43	333,000	255,994
New Mountain Finance
5.00% exercise price
$15.93, maturity date
6/15/19 @	91,000	89,749

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
Novellus Systems 2.625%
exercise price $34.11,
maturity date 5/15/41		268,000	$667,320
Nuance Communications
2.75% exercise price
$32.30, maturity date
11/1/31		30,000	30,337
NuVasive 144A 2.25%
exercise price $59.82,
maturity date 3/15/21 #		172,000	204,465
NXP Semiconductors 1.00%
exercise price $102.84,
maturity date 12/1/19		262,000	286,071
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19		693,000	621,967
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18 @		504,000	467,775
Spirit Realty Capital 3.75%
exercise price $13.10,
maturity date 5/15/21 @		566,000	633,923
Synchronoss Technologies
0.75% exercise price
$53.17, maturity date
8/15/19		513,000	510,114
Titan Machinery 3.75%
exercise price $43.17,
maturity date 5/1/19 @		128,000	104,320
TPG Specialty Lending 4.50%
exercise price $25.83,
maturity date 12/15/19 @		355,000	362,544
Vector Group
1.75% exercise price
$24.64, expiration date
4/15/20 ●		484,000	539,055
2.50% exercise price
$15.98, expiration date
1/15/19 ●		147,000	213,846
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20 @		626,000	622,482
Total Convertible Bonds
(cost $15,688,659)			15,718,943

Corporate Bonds – 39.26%
Banking – 12.78%
Ally Financial
3.50% 7/18/16		200,000	200,250
4.125% 3/30/20		200,000	201,000
4.75% 9/10/18		200,000	204,500
5.50% 2/15/17		2,500,000	2,541,305
ANZ New Zealand
International 144A
2.60% 9/23/19 #		200,000	204,736
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	151,000	120,258
Banco Bilbao Vizcaya
Argentaria
6.75% 12/29/49 ●	EUR	400,000	381,754
Banco Espirito Santo
4.00% 1/21/19	EUR	1,700,000	518,808
Banco Nacional de Costa Rica
144A 5.875% 4/25/21 #		850,000	878,007
Bank Nederlandse
Gemeenten
144A 0.70% 7/14/17 #●		1,174,000	1,173,137
144A 1.625% 4/19/21 #		1,450,000	1,472,300
5.25% 5/20/24	AUD	292,000	256,298
Bank of America
0.953% 6/15/17 ●		3,800,000	3,788,106
1.668% 1/15/19 ●		830,000	833,679
2.60% 1/15/19		1,200,000	1,228,672
2.625% 4/19/21		2,300,000	2,337,893
3.30% 1/11/23		716,000	737,946
4.45% 3/3/26		5,035,000	5,276,635
5.65% 5/1/18		3,300,000	3,537,983
5.75% 12/1/17		700,000	741,161
6.00% 9/1/17		3,200,000	3,365,126
6.40% 8/28/17		1,000,000	1,055,458
6.875% 4/25/18		5,025,000	5,488,385
7.625% 6/1/19		800,000	926,558
Bank of New York Mellon
1.136% 9/11/19 ●		830,000	827,874
2.15% 2/24/20		1,960,000	1,999,171
2.50% 4/15/21		180,000	186,643
2.80% 5/4/26		490,000	508,893
Bank of Nova Scotia
1.875% 4/26/21		4,500,000	4,539,065
Bank of Scotland 144A
5.25% 2/21/17 #		1,000,000	1,027,643
Banque Federative du Credit
Mutuel 144A
2.00% 4/12/19 #		500,000	504,825
Barclays 4.375% 1/12/26		1,045,000	1,058,742

8 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Barclays Bank
7.625% 11/21/22		1,200,000	$1,293,750
BB&T
1.297% 2/1/19 ●		750,000	752,029
1.513% 6/15/18 ●		65,000	65,365
2.05% 5/10/21		3,105,000	3,152,624
BBVA Banco Continental
144A 2.25% 7/29/16 #		900,000	898,183
BBVA Bancomer
144A 6.50% 3/10/21 #		435,000	479,587
144A 7.25% 4/22/20 #		100,000	110,750
BNP Paribas 144A
7.375% 8/19/25 #●		2,300,000	2,254,575
Branch Banking & Trust
3.625% 9/16/25		250,000	269,451
CIT Group
5.25% 3/15/18		6,100,000	6,299,958
144A 5.50% 2/15/19 #		2,800,000	2,936,500
Citigroup
1.518% 7/30/18 ●		2,300,000	2,307,300
1.587% 6/7/19 ●		2,300,000	2,304,759
4.05% 7/30/22		150,000	158,252
8.40% 4/29/49 ●		1,900,000	2,082,875
Citizens Bank
2.55% 5/13/21		1,655,000	1,672,849
Citizens Financial Group
4.30% 12/3/25		965,000	1,017,667
Compass Bank
3.875% 4/10/25		1,145,000	1,100,785
Cooperatieve Rabobank
2.50% 9/4/20	NOK	1,740,000	218,436
2.50% 1/19/21		775,000	794,897
4.375% 8/4/25		2,000,000	2,092,970
6.875% 3/19/20	EUR	2,400,000	3,123,252
8.40% 11/29/49 ●		500,000	524,387
Credit Agricole 144A
1.628% 6/10/20 #●		200,000	199,758
Credit Suisse Group 144A
6.25% 12/29/49 #●		980,000	926,628
Credit Suisse Group Funding
Guernsey
2.75% 3/26/20		2,449,000	2,420,023
	144A 3.125% 12/10/20 #	1,445,000	1,444,283
144A 3.45% 4/16/21 #		400,000	404,422
3.80% 9/15/22		3,350,000	3,369,088
144A 3.80% 6/9/23 #		3,330,000	3,326,474
144A 4.55% 4/17/26 #		1,810,000	1,881,359
DBS Bank
	144A 3.625% 9/21/22 #●	700,000	715,994
3.625% 9/21/22 ●		200,000	204,570
Deutsche Bank
2.85% 5/10/19		3,100,000	3,104,275
DNB Bank 144A
3.20% 4/3/17 #		3,300,000	3,350,530
Eksportfinans
5.50% 6/26/17		600,000	621,678
Export Credit Bank of Turkey
144A 5.375% 2/8/21 #		910,000	953,234
Export-Import Bank of Korea
1.506% 9/17/16 ●		900,000	900,862
2.125% 2/11/21		625,000	631,425
4.375% 9/15/21		700,000	782,113
5.00% 4/11/22		2,000,000	2,315,620
5.125% 6/29/20		1,500,000	1,690,175
Fifth Third Bancorp
2.875% 7/27/20		435,000	454,427
Fifth Third Bank
1.546% 8/20/18 ●		905,000	906,471
2.25% 6/14/21		665,000	675,838
3.85% 3/15/26		985,000	1,036,491
Goldman Sachs Group
1.324% 5/22/17 ●		1,800,000	1,801,631
1.853% 9/15/20 ●		3,500,000	3,495,254
2.274% 11/29/23 ●		875,000	874,021
3.295% 8/21/19 ●	AUD	140,000	104,076
3.55% 2/12/21	CAD	100,000	81,696
5.20% 12/17/19	NZD	206,000	153,909
5.95% 1/18/18		700,000	745,977
HBOS 1.38% 9/6/17 ●		500,000	497,685
HSBC Bank 144A
1.266% 5/15/18 #●		620,000	617,537
HSBC Bank USA
6.00% 8/9/17		800,000	836,898
HSBC Holdings
2.322% 5/25/21 ●		1,100,000	1,101,526
6.00% 12/29/49 ●	EUR	700,000	749,006
6.375% 3/29/49 ●		1,500,000	1,432,500
6.875% 12/29/49 ●		535,000	533,663
ICICI Bank
144A 4.00% 3/18/26 #		1,070,000	1,089,169
4.75% 11/25/16		2,600,000	2,631,460
Industrial & Commercial Bank
of China 2.635% 5/26/21		1,125,000	1,136,022
ING Bank 144A
1.408% 8/17/18 #●		4,500,000	4,503,047
Intesa Sanpaolo
2.375% 1/13/17		1,000,000	1,003,871

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase
1.264% 1/28/19 ●		574,000	$573,232
1.782% 6/7/21 ●		2,900,000	2,912,023
2.25% 1/23/20		10,275,000	10,421,501
2.75% 6/23/20		105,000	108,255
3.20% 6/15/26		850,000	874,743
4.25% 11/2/18	NZD	570,000	414,893
4.25% 10/1/27		3,750,000	3,976,523
4.40% 7/22/20		400,000	436,757
5.30% 12/29/49 ●		2,300,000	2,297,125
6.30% 4/23/19		300,000	337,366
7.90% 4/29/49 ●		500,000	510,625
JPMorgan Chase Bank
4.375% 11/30/21 ●	EUR	2,600,000	2,904,826
6.00% 10/1/17		600,000	633,841
KBC Bank 8.00% 1/25/23 ●		2,200,000	2,337,225
KeyBank
3.18% 5/22/22		250,000	256,530
3.30% 6/1/25		400,000	422,240
3.40% 5/20/26		2,235,000	2,274,155
6.95% 2/1/28		1,220,000	1,581,586
KeyCorp 2.90% 9/15/20		2,500,000	2,588,267
KFW
0.787% 12/29/17 ●		600,000	599,937
1.50% 6/15/21		975,000	987,917
Korea Development Bank
3.00% 3/17/19		850,000	884,640
Lloyds Bank
1.408% 8/17/18 ●		3,200,000	3,192,714
1.75% 5/14/18		400,000	398,984
144A
12.00% 12/29/49 #●		6,700,000	9,153,942
Lloyds Banking Group
3.10% 7/6/21		225,000	224,833
7.625% 12/29/49 ●	GBP	500,000	630,766
7.875% 12/29/49 ●	GBP	200,000	252,605
Mitsubishi UFJ Trust &
Banking
144A 2.45% 10/16/19 #		500,000	511,295
144A 2.65% 10/19/20 #		500,000	513,933
Mizuho Bank 144A
2.45% 4/16/19 #		600,000	611,996
Morgan Stanley
1.488% 1/24/19 ●		369,000	368,529
1.774% 1/27/20 ●		845,000	848,699
2.125% 4/25/18		3,450,000	3,487,646
2.50% 4/21/21		3,805,000	3,849,127
3.125% 8/5/21	CAD	387,000	311,520
3.875% 1/27/26		1,870,000	1,989,147
3.95% 4/23/27		155,000	157,095
5.00% 9/30/21	AUD	359,000	290,144
5.45% 1/9/17		700,000	715,056
MUFG Capital Finance 4
5.271% 1/29/49 ●	EUR	100,000	113,616
National City Bank
1.052% 6/7/17 ●		325,000	324,548
Oesterreichische Kontrollbank
0.81% 8/10/17 ●		1,540,000	1,541,674
PNC Bank
1.85% 7/20/18		700,000	707,949
2.30% 6/1/20		500,000	512,467
2.45% 11/5/20		1,035,000	1,064,085
2.60% 7/21/20		700,000	725,293
6.875% 4/1/18		1,415,000	1,545,401
PNC Funding 5.625% 2/1/17		225,000	230,590
RBC USA Holdco
5.25% 9/15/20		770,000	870,534
Regions Bank
2.25% 9/14/18		595,000	599,269
Royal Bank of Canada
2.30% 3/22/21		2,300,000	2,366,387
Royal Bank of Scotland
9.50% 3/16/22 ●		2,000,000	2,084,722
Royal Bank of Scotland Group
	144A 6.99% 10/29/49 #●	300,000	322,500
Santander Bank
1.561% 1/12/18 ●		1,400,000	1,392,600
Santander Holdings USA
2.70% 5/24/19		2,100,000	2,111,519
Santander UK Group Holdings
1.166% 3/13/17 ●		225,000	225,009
1.511% 8/24/18 ●		730,000	728,676
2.875% 10/16/20		440,000	437,481
3.125% 1/8/21		550,000	551,914
Societe Generale 144A
4.25% 4/14/25 #		3,600,000	3,567,323
State Street
2.55% 8/18/20		1,000,000	1,038,318
3.10% 5/15/23		525,000	543,622
3.55% 8/18/25		990,000	1,077,858
Sumitomo Mitsui Banking
1.007% 5/2/17 ●		1,000,000	993,500
Sumitomo Mitsui Financial
Group 2.337% 3/9/21 ●		2,300,000	2,348,732
SunTrust Bank
3.30% 5/15/26		540,000	545,527

10 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
SunTrust Banks
2.35% 11/1/18		535,000	$543,630
2.90% 3/3/21		490,000	507,879
SVB Financial Group
3.50% 1/29/25		2,205,000	2,202,325
Swedbank 144A
2.65% 3/10/21 #		1,335,000	1,381,361
Toronto-Dominion Bank
1.188% 4/30/18 ●		835,000	835,175
2.125% 4/7/21		750,000	763,776
2.50% 12/14/20		1,130,000	1,169,557
Turkiye Is Bankasi 144A
5.375% 10/6/21 #		590,000	610,282
UBS
4.75% 5/22/23 ●		400,000	410,000
5.875% 12/20/17		1,163,000	1,235,563
7.25% 2/22/22 ●		2,100,000	2,157,761
7.625% 8/17/22		500,000	567,500
UBS Group Funding Jersey
	144A 2.95% 9/24/20 #	1,100,000	1,119,770
	144A 3.00% 4/15/21 #	3,165,000	3,231,718
	144A 4.125% 9/24/25 #	870,000	903,524
	144A 4.125% 4/15/26 #	1,135,000	1,181,955
US Bancorp
2.35% 1/29/21		1,700,000	1,755,949
3.60% 9/11/24		1,275,000	1,374,849
US Bank 0.868% 1/30/17 ●		850,000	850,112
USB Capital IX 3.50%
10/29/49 @●		1,820,000	1,490,125
Wells Fargo
1.318% 1/30/20 ●		1,430,000	1,421,903
2.55% 12/7/20		3,000,000	3,089,352
3.50% 9/12/29	GBP	196,000	283,804
4.30% 7/22/27		305,000	329,755
4.40% 6/14/46		1,290,000	1,317,567
Woori Bank 144A
4.75% 4/30/24 #		600,000	632,863
Zions Bancorporation
4.50% 6/13/23		830,000	880,925
			266,401,030
Basic Industry – 1.41%
AECOM 5.875% 10/15/24		555,000	571,650
Ardagh Packaging Finance
	144A 3.876% 5/15/21 #●	435,000	437,719
	144A 4.625% 5/15/23 #	275,000	272,250
Ball
5.00% 3/15/22		270,000	287,955
5.25% 7/1/25		610,000	638,213
BHP Billiton Finance
3.00% 3/30/20	AUD	250,000	185,651
3.25% 9/25/24	GBP	123,000	172,149
BHP Billiton Finance USA
0.881% 9/30/16 ●		500,000	499,663
	144A 6.25% 10/19/75 #●	490,000	517,195
CF Industries 6.875% 5/1/18		1,655,000	1,798,911
Cia Brasileira de Aluminio
144A 6.75% 4/5/21 #		655,000	681,200
Domtar 9.50% 8/1/16		327,000	328,522
Dow Chemical
8.55% 5/15/19		2,322,000	2,758,088
Eastman Chemical
3.80% 3/15/25		560,000	592,924
4.65% 10/15/44		2,265,000	2,325,793
Georgia-Pacific
	144A 2.539% 11/15/19 #	1,050,000	1,076,149
8.00% 1/15/24		1,927,000	2,578,156
Gerdau Trade 144A
4.75% 4/15/23 #		250,000	215,625
Glencore Finance Canada
144A 3.60% 1/15/17 #		500,000	500,315
144A 5.80% 11/15/16 #		300,000	303,627
GTL Trade Finance 144A
5.893% 4/29/24 #		255,000	226,109
Heathrow Funding 144A
4.875% 7/15/21 #		200,000	220,573
International Paper
5.15% 5/15/46		1,045,000	1,131,722
INVISTA Finance 144A
4.25% 10/15/19 #		1,060,000	1,038,800
Lundin Mining 144A
7.50% 11/1/20 #		460,000	471,500
LyondellBasell Industries
5.00% 4/15/19		500,000	541,515
Methanex 4.25% 12/1/24		750,000	670,456
MMC Norilsk Nickel
144A 5.55% 10/28/20 #		258,000	274,259
	144A 6.625% 10/14/22 #	605,000	672,453
NOVA Chemicals 144A
5.00% 5/1/25 #		1,156,000	1,147,330
OCP
144A 4.50% 10/22/25 #		1,180,000	1,157,462
144A 6.875% 4/25/44 #		210,000	222,275
PolyOne 5.25% 3/15/23		290,000	293,625
PPG Industries
2.30% 11/15/19		685,000	691,043
Rio Tinto Finance USA
3.75% 6/15/25		1,310,000	1,372,961

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Southern Copper
5.375% 4/16/20	25,000	$27,180
5.875% 4/23/45	540,000	511,111
Suzano Trading 144A
5.875% 1/23/21 #	725,000	758,531
Vale Overseas
5.875% 6/10/21	965,000	968,619
WR Grace & Co-Conn 144A
5.125% 10/1/21 #	130,000	133,900
		29,273,179
Brokerage – 0.32%
Affiliated Managers Group
3.50% 8/1/25	830,000	830,726
Bear Stearns
6.40% 10/2/17	700,000	743,842
7.25% 2/1/18	2,000,000	2,180,682
Jefferies Group
6.45% 6/8/27	331,000	368,422
6.50% 1/20/43	220,000	219,131
Lazard Group
3.75% 2/13/25	2,100,000	2,091,382
6.85% 6/15/17	215,000	224,889
		6,659,074
Capital Goods – 0.62%
Cemex
144A 7.25% 1/15/21 #	845,000	893,757
144A 7.75% 4/16/26 #	300,000	315,480
Crane
2.75% 12/15/18	170,000	174,828
4.45% 12/15/23	1,180,000	1,255,669
Fortune Brands Home &
Security 3.00% 6/15/20	580,000	599,685
General Electric
1.013% 5/5/26 ●	920,000	864,901
General Electric Capital
5.55% 5/4/20	470,000	542,215
6.00% 8/7/19	1,025,000	1,174,664
Lafarge 6.50% 7/15/16	200,000	200,246
Lockheed Martin
3.10% 1/15/23	1,111,000	1,172,669
3.55% 1/15/26	725,000	789,099
Masco 3.50% 4/1/21	1,265,000	1,297,005
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #	600,000	631,377
Parker-Hannifin
3.30% 11/21/24	65,000	70,330
Reynolds Group Issuer
8.25% 2/15/21	170,000	177,871
Siemens Financierings-
maatschappij 144A
0.942% 5/25/18 #●	610,000	610,252
Union Andina de Cementos
144A 5.875% 10/30/21 #	885,000	899,160
USG 6.30% 11/15/16	800,000	816,969
Waste Management
2.40% 5/15/23	505,000	513,075
		12,999,252
Communications – 3.57%
21st Century Fox America
4.50% 2/15/21	155,000	173,240
4.95% 10/15/45	1,325,000	1,514,797
Altice US Finance I
144A 5.375% 7/15/23 #	500,000	498,125
144A 5.50% 5/15/26 #	530,000	531,325
America Movil
5.00% 3/30/20	620,000	688,156
AT&T
1.561% 6/30/20 ●	2,210,000	2,202,625
2.80% 2/17/21	2,200,000	2,259,684
3.40% 5/15/25	2,300,000	2,357,063
3.60% 2/17/23	795,000	830,519
4.125% 2/17/26	1,590,000	1,711,366
5.65% 2/15/47	1,665,000	1,914,137
Bell Canada 3.35% 3/22/23 CAD	219,000	179,384
Cablevision 144A
6.50% 6/15/21 #	950,000	971,375
CC Holdings GS V
3.849% 4/15/23	450,000	480,717
CCO Holdings
144A 5.125% 5/1/23 #	440,000	443,575
144A 5.50% 5/1/26 #	520,000	529,100
CenturyLink
5.80% 3/15/22	1,160,000	1,130,640
6.75% 12/1/23	359,000	354,064
Charter Communications
Operating
144A 4.464% 7/23/22 #	700,000	753,291
144A 4.908% 7/23/25 #	3,320,000	3,636,300
Colombia Telecomunicaciones
144A 5.375% 9/27/22 #	675,000	639,563
Columbus International 144A
7.375% 3/30/21 #	595,000	630,551
Comcast 3.15% 3/1/26	4,170,000	4,443,936

12 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle Towers
144A 3.663% 5/15/25 #		110,000	$113,748
144A 4.883% 8/15/20 #		2,090,000	2,280,780
CSC Holdings 5.25% 6/1/24		1,604,000	1,463,650
Deutsche Telekom
International Finance
6.50% 4/8/22	GBP	36,000	60,658
Digicel 144A
6.00% 4/15/21 #		205,000	176,751
Digicel Group 144A
8.25% 9/30/20 #		1,080,000	907,200
DISH DBS 5.00% 3/15/23		555,000	506,437
Frontier Communications
8.875% 9/15/20		805,000	862,356
Gray Television
7.50% 10/1/20		695,000	728,013
Grupo Televisa
6.125% 1/31/46		570,000	632,284
GTH Finance 144A
7.25% 4/26/23 #		645,000	674,025
GTP Acquisition Partners I
144A 2.35% 6/15/20 #		530,000	529,528
KT 144A 1.75% 4/22/17 #		900,000	902,686
Level 3 Financing
5.375% 5/1/25		966,000	962,377
Millicom International Cellular
144A 6.00% 3/15/25 #		475,000	464,906
144A 6.625% 10/15/21 #		685,000	705,858
Myriad International Holdings
144A 5.50% 7/21/25 #		700,000	729,400
NBCUniversal Enterprise
144A 1.313% 4/15/18 #●		840,000	843,804
Nielsen Finance 144A
5.00% 4/15/22 #		355,000	363,431
Numericable-SFR
144A 6.00% 5/15/22 #		485,000	473,481
144A 7.375% 5/1/26 #		1,800,000	1,782,000
Omnicom Group
3.60% 4/15/26		185,000	195,241
Ooredoo International
Finance 144A
3.75% 6/22/26 #		755,000	765,381
Orange 2.75% 9/14/16		100,000	100,378
SBA Tower Trust
144A 2.24% 4/16/18 #		735,000	737,356
144A 2.898% 10/15/19 #		600,000	608,331
Scripps Networks Interactive
3.50% 6/15/22		300,000	311,343
Sinclair Television Group
144A 5.625% 8/1/24 #		1,405,000	1,441,881
Sirius XM Radio 144A
5.375% 4/15/25 #		1,732,000	1,728,753
Sky 144A 3.75% 9/16/24 #		3,645,000	3,793,628
Sprint Communications
6.00% 12/1/16		4,400,000	4,438,500
144A 7.00% 3/1/20 #		265,000	278,777
144A 9.00% 11/15/18 #		790,000	844,313
9.125% 3/1/17		100,000	103,427
Time Warner 2.95% 7/15/26		310,000	312,999
Time Warner Cable
6.75% 7/1/18		1,500,000	1,645,583
T-Mobile USA
6.125% 1/15/22		515,000	542,037
6.836% 4/28/23		380,000	402,800
Tribune Media
5.875% 7/15/22		628,000	628,000
UPCB Finance IV 144A
5.375% 1/15/25 #		488,000	485,560
Verizon Communications
2.406% 9/14/18 ●		1,550,000	1,589,184
3.00% 11/1/21		5,000	5,258
3.25% 2/17/26	EUR	323,000	428,110
3.65% 9/14/18		1,400,000	1,471,894
4.862% 8/21/46		1,232,000	1,352,211
5.15% 9/15/23		1,400,000	1,632,973
Vimpel Communications
144A 7.748% 2/2/21 #		420,000	465,547
Virgin Media Secured Finance
144A 5.25% 1/15/26 #		990,000	962,775
VTR Finance 144A
6.875% 1/15/24 #		1,055,000	1,054,451
WPP Finance 2010
5.625% 11/15/43		340,000	392,054
Zayo Group 6.00% 4/1/23		695,000	708,900
			74,464,551
Consumer Cyclical – 3.65%
American Axle &
Manufacturing
6.25% 3/15/21		415,000	432,119
Aramark Services
144A 4.75% 6/1/26 #		1,165,000	1,144,613
144A 5.125% 1/15/24 #		1,005,000	1,027,613
BMW U.S. Capital
144A 1.50% 4/11/19 #		500,000	503,785
144A 2.00% 4/11/21 #		1,500,000	1,520,487
144A 2.80% 4/11/26 #		1,510,000	1,550,808

(continues)      NQ-OPTFI [6/16] 8/16 (17355) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
CVS Health
2.125% 6/1/21		575,000	$582,735
2.80% 7/20/20		4,300,000	4,481,653
3.875% 7/20/25		740,000	815,512
CVS Pass Through Trust 144A
5.773% 1/10/33 #⧫		85,512	95,464
Daimler 2.75% 12/10/18	NOK	1,870,000	231,718
Daimler Finance North
America
144A 0.977% 8/1/17 #●		540,000	539,248
144A 1.008% 3/10/17 #●		650,000	649,975
144A 1.347% 8/3/17 #●		4,500,000	4,503,798
144A 2.00% 8/3/18 #		3,800,000	3,848,556
144A 2.00% 7/6/21 #		300,000	299,886
Delphi Automotive
3.15% 11/19/20		300,000	308,889
DR Horton
3.75% 3/1/19		200,000	203,500
4.00% 2/15/20		200,000	207,000
eBay 1.35% 7/15/17		500,000	501,083
Ford Motor Credit
1.181% 9/8/17 ●		700,000	697,964
2.24% 6/15/18		4,430,000	4,476,785
2.943% 1/8/19		700,000	720,838
3.096% 5/4/23		940,000	954,591
3.20% 1/15/21		4,600,000	4,743,368
3.336% 3/18/21		495,000	513,935
5.00% 5/15/18		1,300,000	1,378,009
General Motors
6.75% 4/1/46		85,000	101,178
General Motors Financial
3.00% 9/25/17		3,400,000	3,451,323
3.45% 4/10/22		870,000	870,513
3.70% 5/9/23		770,000	775,137
4.375% 9/25/21		1,100,000	1,162,129
4.75% 8/15/17		900,000	928,903
5.25% 3/1/26		570,000	620,798
Goodyear Tire & Rubber
5.00% 5/31/26		675,000	689,344
Hanesbrands 144A
4.875% 5/15/26 #		1,085,000	1,094,331
Home Depot 3.00% 4/1/26		495,000	526,726
Hyundai Capital America
144A 2.125% 10/2/17 #		615,000	619,019
144A 2.55% 2/6/19 #		715,000	727,256
144A 3.00% 3/18/21 #		580,000	601,444
Hyundai Capital Services
144A 1.447% 3/18/17 #●		205,000	204,930
KFC Holding
144A 5.00% 6/1/24 #		340,000	346,800
144A 5.25% 6/1/26 #		318,000	326,745
L Brands 6.75% 7/1/36		575,000	577,513
Lear 5.25% 1/15/25		495,000	521,606
Lowe’s
1.078% 9/10/19 ●		520,000	521,154
2.50% 4/15/26		1,080,000	1,101,380
3.70% 4/15/46		1,475,000	1,520,665
Marriott International
3.125% 6/15/26		1,165,000	1,181,612
MGM Resorts International
6.00% 3/15/23		1,198,000	1,266,885
Nemak 144A
5.50% 2/28/23 #		665,000	691,600
O’Reilly Automotive
3.55% 3/15/26		485,000	509,535
PACCAR Financial
1.28% 12/6/18 ●		835,000	839,595
Priceline Group
3.60% 6/1/26		855,000	884,842
Sally Holdings 5.75% 6/1/22		15,000	15,619
Starbucks 2.45% 6/15/26		575,000	584,683
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @		1,145,000	1,194,277
4.50% 10/1/34 @		160,000	163,727
Target 3.625% 4/15/46		560,000	573,481
Tempur Sealy International
144A 5.50% 6/15/26 #		340,000	334,900
Toyota Credit Canada
2.05% 5/20/20	CAD	100,000	78,699
Toyota Finance Australia
2.25% 8/31/16	NOK	110,000	13,161
3.04% 12/20/16	NZD	760,000	541,557
Toyota Motor Credit
2.80% 7/13/22		420,000	442,096
Volkswagen International
Finance 144A
1.066% 11/18/16 #●		1,620,000	1,617,241
Walgreens Boots Alliance
2.60% 6/1/21		335,000	341,635
3.10% 6/1/23		1,900,000	1,938,110
3.45% 6/1/26		855,000	879,490
4.80% 11/18/44		275,000	297,013
Wyndham Worldwide
2.95% 3/1/17		700,000	705,961
Wynn Las Vegas 144A
5.50% 3/1/25 #		6,600,000	6,410,250

14 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
ZF North America Capital
144A 4.00% 4/29/20 #		400,000	$410,000
			76,138,795
Consumer Non-Cyclical – 4.18%
AbbVie
2.30% 5/14/21		1,000,000	1,013,294
2.85% 5/14/23		1,400,000	1,421,179
3.20% 5/14/26		720,000	730,847
4.30% 5/14/36		585,000	598,631
4.45% 5/14/46		875,000	890,934
Actavis Funding SCS
1.30% 6/15/17		1,425,000	1,422,904
2.35% 3/12/18		500,000	507,023
3.00% 3/12/20		1,300,000	1,341,870
3.45% 3/15/22		1,000,000	1,039,864
Aetna 3.20% 6/15/26		1,265,000	1,304,169
Amgen
1.254% 5/22/19 ●		1,000,000	1,000,717
4.00% 9/13/29	GBP	216,000	327,287
Anheuser-Busch InBev
Finance
1.037% 2/1/19 ●		340,000	339,046
2.65% 2/1/21		900,000	934,300
3.65% 2/1/26		5,790,000	6,214,818
Anheuser-Busch InBev
Worldwide
5.375% 1/15/20		1,000,000	1,123,468
Arcor SAIC 144A
6.00% 7/6/23 #		610,000	615,719
AstraZeneca
3.375% 11/16/25		1,300,000	1,364,490
BAT International Finance
144A 2.75% 6/15/20 #		700,000	726,272
Bayer US Finance 144A
0.936% 10/6/17 #●		295,000	293,686
Becton Dickinson
6.375% 8/1/19		1,330,000	1,515,901
Biogen
4.05% 9/15/25		355,000	382,861
5.20% 9/15/45		870,000	982,187
Boston Scientific
3.375% 5/15/22		3,800,000	3,946,710
Celgene
3.25% 8/15/22		925,000	956,705
3.875% 8/15/25		140,000	149,614
5.00% 8/15/45		550,000	608,134
Cencosud 144A
5.15% 2/12/25 #		1,005,000	1,033,627
ConAgra Foods
1.005% 7/21/16 ●		260,000	260,027
Cosan Luxembourg 144A
7.00% 1/20/27 #		750,000	748,725
DaVita HealthCare Partners
5.00% 5/1/25		2,906,000	2,887,837
ENA Norte Trust 144A
4.95% 4/25/23 #		499,477	510,715
ERAC USA Finance 144A
3.30% 12/1/26 #		1,655,000	1,695,797
Gilead Sciences
2.55% 9/1/20		500,000	519,852
HCA
3.75% 3/15/19		1,700,000	1,763,750
5.25% 6/15/26		535,000	556,734
5.375% 2/1/25		1,561,000	1,603,927
HealthSouth
5.125% 3/15/23		235,000	231,475
5.75% 11/1/24		178,000	179,602
5.75% 9/15/25		190,000	189,050
Imperial Brands Finance
144A 2.05% 2/11/18 #		270,000	272,448
144A 2.05% 7/20/18 #		1,300,000	1,315,229
144A 2.95% 7/21/20 #		700,000	721,533
JB y Cia 144A
3.75% 5/13/25 #		1,665,000	1,729,680
JBS Investments 144A
7.75% 10/28/20 #		435,000	461,100
JBS USA
144A 5.75% 6/15/25 #		210,000	198,450
144A 5.875% 7/15/24 #		320,000	311,600
Kraft Heinz Foods
144A 3.00% 6/1/26 #		1,710,000	1,727,582
144A 4.375% 6/1/46 #		200,000	212,397
Kroger 1.163% 10/17/16 ●		420,000	420,311
LifePoint Health 144A
5.375% 5/1/24 #		970,000	974,850
Mallinckrodt International
Finance 144A
5.50% 4/15/25 #		887,000	795,745
Marfrig Holdings Europe
144A 8.00% 6/8/23 #		455,000	465,465
Medicines 144A
2.75% 7/15/23 #		195,000	187,931
Medtronic 0.757% 2/27/17 ●		1,430,000	1,429,544
Merck
0.986% 5/18/18 ●		680,000	682,676
1.005% 2/10/20 ●		900,000	900,807

(continues)      NQ-OPTFI [6/16] 8/16 (17355) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Molson Coors Brewing
2.10% 7/15/21		455,000	$456,916
3.00% 7/15/26		720,000	720,838
4.20% 7/15/46		475,000	479,047
Mylan
144A 3.15% 6/15/21 #		310,000	314,800
144A 3.95% 6/15/26 #		2,685,000	2,722,746
New York & Presbyterian
Hospital 4.063% 8/1/56		690,000	745,373
PepsiCo 0.98% 10/13/17 ●		950,000	953,011
Pernod Ricard
144A 3.25% 6/8/26 #		1,175,000	1,205,082
144A 4.45% 1/15/22 #		835,000	921,140
Perrigo Finance Unlimited
3.50% 12/15/21		1,385,000	1,427,062
Pfizer 0.953% 6/15/18 ●		754,000	755,519
Prestige Brands 144A
5.375% 12/15/21 #		277,000	282,540
Reynolds American
3.25% 6/12/20		216,000	228,541
4.00% 6/12/22		1,255,000	1,365,729
4.45% 6/12/25		2,215,000	2,485,183
Sigma Alimentos 144A
4.125% 5/2/26 #		445,000	450,563
St. Jude Medical
2.80% 9/15/20		125,000	128,985
Sysco 3.30% 7/15/26		2,855,000	2,968,172
Tenet Healthcare
4.50% 4/1/21		380,000	384,750
Thermo Fisher Scientific
3.00% 4/15/23		1,980,000	2,024,348
Tyson Foods 2.65% 8/15/19		1,500,000	1,542,135
United Rentals North America
4.625% 7/15/23		195,000	197,437
5.50% 7/15/25		1,351,000	1,335,801
5.75% 11/15/24		27,000	27,337
5.875% 9/15/26		350,000	349,125
Universal Health Services
144A 5.00% 6/1/26 #		210,000	211,050
Valeant Pharmaceuticals
International
4.50% 5/15/23	EUR	4,200,000	3,548,288
Zimmer Biomet Holdings
3.375% 11/30/21		745,000	777,317
4.625% 11/30/19		1,270,000	1,381,876
			87,131,807
Energy – 1.91%
BG Energy Capital 144A
4.00% 10/15/21 #		600,000	654,908
Chevron
1.211% 3/3/22 ●		1,575,000	1,537,105
2.954% 5/16/26		1,030,000	1,065,791
CNOOC Finance 2015
Australia 2.625% 5/5/20		695,000	702,680
CNOOC Nexen Finance 2014
1.625% 4/30/17		1,000,000	1,002,285
ConocoPhillips
1.526% 5/15/22 ●		1,075,000	1,021,057
4.95% 3/15/26		740,000	840,710
Devon Energy
1.193% 12/15/16 ●		500,000	496,929
Ecopetrol
5.875% 9/18/23		950,000	980,875
5.875% 5/28/45		450,000	393,300
Energy Transfer Partners
9.70% 3/15/19		694,000	786,210
Enterprise Products Operating
3.95% 2/15/27		1,105,000	1,174,493
7.034% 1/15/68 ●		200,000	210,799
Exxon Mobil 1.05% 3/6/22 ●		1,125,000	1,094,537
KazMunayGas National 144A
6.375% 4/9/21 #		230,000	252,425
Murphy Oil USA
6.00% 8/15/23		580,000	603,200
Noble Energy
5.05% 11/15/44		705,000	712,610
Pertamina Persero
144A 5.25% 5/23/21 #		440,000	472,778
144A 5.625% 5/20/43 #		455,000	443,031
Petrobras Global Finance
2.768% 1/15/19 ●		1,400,000	1,268,400
4.875% 3/17/20		470,000	441,800
6.125% 10/6/16		100,000	100,750
6.25% 3/17/24		400,000	356,000
6.75% 1/27/41		300,000	242,250
6.85% 6/5/15		1,700,000	1,300,500
7.25% 3/17/44		600,000	495,000
7.875% 3/15/19		885,000	915,975
8.375% 5/23/21		1,240,000	1,282,780
8.75% 5/23/26		90,000	90,675
Petroleos Mexicanos
3.50% 7/23/20		60,000	60,097
144A 6.375% 2/4/21 #		170,000	185,266
6.625% 6/15/35		545,000	564,620
144A 6.875% 8/4/26 #		245,000	274,523

16 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Petronas Global Sukuk 144A
2.707% 3/18/20 #		965,000	$977,644
Plains All American Pipeline
8.75% 5/1/19		1,160,000	1,326,849
Regency Energy Partners
5.50% 4/15/23		220,000	222,166
5.875% 3/1/22		965,000	1,033,401
Sabine Pass Liquefaction
5.75% 5/15/24		5,500,000	5,486,250
Shell International Finance
0.836% 11/15/16 ●		340,000	340,180
1.08% 5/11/20 ●		595,000	587,523
2.875% 5/10/26		380,000	386,568
4.00% 5/10/46		580,000	593,099
Sinopec Group Overseas
Development 2012
2.75% 5/17/17		500,000	506,227
Sinopec Group Overseas
Development 2014 144A
1.75% 4/10/17 #		500,000	501,806
Southwestern Energy
7.50% 2/1/18		1,000,000	1,067,500
Statoil 1.092% 11/8/18 ●		835,000	830,736
Woodside Finance
144A 3.65% 3/5/25 #		485,000	474,626
144A 4.60% 5/10/21 #		400,000	423,757
144A 8.75% 3/1/19 #		1,125,000	1,296,804
YPF
144A 8.50% 3/23/21 #		295,000	315,650
144A 8.75% 4/4/24 #		480,000	517,200
144A 31.354% 7/7/20 #●		805,000	805,000
			39,717,345
Finance Companies – 1.62%
AerCap Ireland Capital
3.95% 2/1/22		650,000	651,625
4.625% 10/30/20		800,000	832,400
4.625% 7/1/22		575,000	591,002
Air Lease 3.375% 6/1/21		1,600,000	1,647,952
American Express
7.00% 3/19/18		7,500,000	8,195,813
American Express Credit
1.395% 5/26/20 ●		1,000,000	997,680
Citicorp Lease Pass Through
Trust Series 1999-1 144A
8.04% 12/15/19 #⧫		200,000	235,278
Corp Financiera de Desarrollo
144A 4.75% 7/15/25 #		690,000	738,127
GE Capital International
Funding 144A
2.342% 11/15/20 #		251,000	258,731
General Electric
144A 3.80% 6/18/19 #		345,000	370,752
4.25% 1/17/18	NZD	140,000	101,492
4.65% 10/17/21		89,000	101,993
International Lease Finance
6.25% 5/15/19		200,000	214,750
144A 6.75% 9/1/16 #		1,640,000	1,648,841
144A 7.125% 9/1/18 #		100,000	110,044
8.75% 3/15/17		3,300,000	3,451,074
LeasePlan 144A
2.875% 1/22/19 #		1,600,000	1,601,738
Murray Street Investment
Trust I 4.647% 3/9/17 ϕ		4,700,000	4,817,326
Nasdaq 3.85% 6/30/26		240,000	244,337
Navient
5.50% 1/15/19		300,000	301,695
7.25% 1/25/22		750,000	717,187
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #		860,000	863,789
Springleaf Finance
6.90% 12/15/17		300,000	311,625
8.25% 12/15/20		2,000,000	2,010,000
SUAM Finance 144A
4.875% 4/17/24 #		820,000	852,800
Synchrony Financial
1.867% 2/3/20 ●		500,000	484,610
1.875% 8/15/17		500,000	500,911
Waha Aerospace
3.925% 7/28/20		945,000	982,356
			33,835,928
Insurance – 0.68%
Berkshire Hathaway
2.75% 3/15/23		600,000	620,494
3.125% 3/15/26		1,035,000	1,086,576
Berkshire Hathaway Finance
2.90% 10/15/20		885,000	940,210
Highmark 144A
6.125% 5/15/41 #@		160,000	161,891
Liberty Mutual Group 144A
4.95% 5/1/22 #		320,000	354,073
MetLife Capital Trust IV 144A
7.875% 12/15/37 #		300,000	359,250
MetLife Capital Trust X 144A
9.25% 4/8/38 #		1,100,000	1,512,294

(continues)      NQ-OPTFI [6/16] 8/16 (17355) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Metropolitan Life Global
Funding I 144A
1.158% 7/15/16 #●	535,000	$535,093
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	745,000	760,812
Prudential Financial
5.375% 5/15/45 ●	765,000	772,650
5.625% 6/15/43 ●	440,000	459,391
5.875% 9/15/42 ●	555,000	600,787
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	1,130,000	1,158,552
144A 4.125% 11/1/24 #	1,460,000	1,536,427
USI 144A 7.75% 1/15/21 #	92,000	91,425
Voya Financial
5.65% 5/15/53 ●	730,000	688,937
XLIT
4.45% 3/31/25	1,125,000	1,137,309
5.50% 3/31/45	900,000	892,204
6.50% 12/29/49 ●	565,000	394,087
		14,062,462
Natural Gas – 0.81%
AmeriGas Finance
7.00% 5/20/22	435,000	461,370
Energy Transfer Partners
4.75% 1/15/26	620,000	638,803
EnLink Midstream Partners
2.70% 4/1/19	605,000	588,398
Florida Gas Transmission
144A 7.90% 5/15/19 #	320,000	361,450
Kinder Morgan
2.00% 12/1/17	600,000	596,996
7.00% 6/15/17	800,000	833,334
Kinder Morgan Energy
Partners
5.00% 10/1/21	620,000	657,303
5.95% 2/15/18	1,000,000	1,055,930
6.85% 2/15/20	2,000,000	2,240,060
9.00% 2/1/19	2,200,000	2,506,746
Plains All American Pipeline
6.50% 5/1/18	800,000	851,174
Regency Energy Partners
5.00% 10/1/22	1,500,000	1,541,130
Rockies Express Pipeline
144A 6.85% 7/15/18 #	500,000	521,250
Texas Eastern Transmission
144A 6.00% 9/15/17 #	800,000	839,481
Williams Partners
4.875% 5/15/23	1,800,000	1,742,296
7.25% 2/1/17	1,310,000	1,349,375
		16,785,096
Real Estate – 1.63%
Alexandria Real Estate
Equities 3.95% 1/15/27	320,000	330,532
American Tower
2.80% 6/1/20	405,000	414,822
4.00% 6/1/25	1,440,000	1,534,200
4.40% 2/15/26	270,000	293,705
5.05% 9/1/20	500,000	556,491
American Tower Trust I 144A
3.07% 3/15/23 #	970,000	998,247
AvalonBay Communities
2.95% 5/11/26	1,390,000	1,398,412
Corporate Office Properties
3.60% 5/15/23	690,000	671,778
5.25% 2/15/24	670,000	716,489
Crown Castle International
5.25% 1/15/23	1,190,000	1,339,714
DDR
7.50% 4/1/17	1,640,000	1,709,933
7.875% 9/1/20	415,000	501,626
Digital Realty Trust
3.40% 10/1/20	2,100,000	2,184,836
Education Realty Operating
Partnership
4.60% 12/1/24	950,000	976,834
Equinix 5.375% 4/1/23	1,203,000	1,248,113
GEO Group
5.125% 4/1/23	285,000	279,300
5.875% 10/15/24	285,000	289,987
6.00% 4/15/26	35,000	35,437
Goodman Funding 144A
6.375% 11/12/20 #	5,300,000	6,152,585
HCP 5.375% 2/1/21	2,300,000	2,559,332
Hospitality Properties Trust
4.50% 3/15/25	870,000	876,100
Host Hotels & Resorts
3.75% 10/15/23	1,270,000	1,281,227
4.50% 2/1/26	45,000	47,539
Kimco Realty 3.40% 11/1/22	190,000	199,434
PLA Administradora Industrial
144A 5.25% 11/10/22 #	670,000	680,887
Prologis 4.00% 1/15/18	300,000	309,889
Regency Centers
5.875% 6/15/17	213,000	221,437

18 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
Simon Property Group
2.50% 7/15/21	345,000	$355,683
Sovran Acquisition
3.50% 7/1/26	695,000	702,730
Trust F 144A
5.25% 1/30/26 #	745,000	761,763
UDR 4.00% 10/1/25	290,000	314,923
Ventas Realty
1.25% 4/17/17	1,000,000	1,000,470
VEREIT Operating Partnership
2.00% 2/6/17	500,000	503,731
WEA Finance 144A
3.25% 10/5/20 #	1,800,000	1,875,109
WP Carey 4.60% 4/1/24	695,000	714,204
		34,037,499
Technology – 1.17%
Apple 0.934% 5/6/19 ●	840,000	839,184
CDK Global 4.50% 10/15/24	700,000	696,523
Cisco Systems
1.173% 3/1/19 ●	650,000	652,590
Denali International 144A
5.625% 10/15/20 #	700,000	736,050
Diamond 1 Finance
144A 4.42% 6/15/21 #	300,000	309,117
144A 6.02% 6/15/26 #	585,000	610,975
Fidelity National Information
Services 5.00% 10/15/25	1,410,000	1,603,625
First Data
144A 5.00% 1/15/24 #	195,000	196,219
144A 5.75% 1/15/24 #	1,695,000	1,688,644
144A 7.00% 12/1/23 #	448,000	455,280
FLIR Systems
3.125% 6/15/21	490,000	503,680
Fortive
144A 2.35% 6/15/21 #	290,000	294,591
144A 3.15% 6/15/26 #	940,000	969,408
Hewlett Packard Enterprise
144A 2.45% 10/5/17 #	300,000	303,981
144A 2.85% 10/5/18 #	150,000	153,693
Intel
2.45% 7/29/20	200,000	208,105
2.60% 5/19/26	675,000	688,878
International Business
Machines
1.214% 11/6/21 ●	690,000	681,653
1.625% 5/15/20	440,000	445,760
Jabil Circuit 7.75% 7/15/16	92,000	92,098
JD.com 3.125% 4/29/21	480,000	471,831
NXP 144A 4.625% 6/1/23 #	775,000	790,500
ON Semiconductor
1.00% 12/1/20	303,000	272,321
Oracle
1.167% 10/8/19 ●	940,000	942,451
1.90% 9/15/21	305,000	306,343
2.40% 9/15/23	3,795,000	3,812,184
4.00% 7/15/46	965,000	975,443
QUALCOMM 3.00% 5/20/22	700,000	739,311
Samsung Electronics America
144A 1.75% 4/10/17 #	745,000	747,061
Symantec 4.20% 9/15/20	2,000,000	2,086,832
Tencent Holdings 144A
3.375% 5/2/19 #	690,000	716,236
Verint Systems 1.50% 6/1/21	341,000	312,228
		24,302,795
Transportation – 0.97%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #	570,934	580,925
American Airlines 2011-1
Class A Pass Through Trust
5.25% 1/31/21 ⧫	381,613	411,188
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	429,294	446,466
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27	357,940	360,607
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27	245,000	257,863
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28	485,000	513,358
AP Moeller – Maersk 144A
2.875% 9/28/20 #	200,000	205,390
Autoridad del Canal de
Panama 144A
4.95% 7/29/35 #	780,000	846,300
Aviation Capital Group
144A 2.875% 9/17/18 #	445,000	441,106
144A 4.875% 10/1/25 #	495,000	486,456
144A 6.75% 4/6/21 #	790,000	893,687
Burlington Northern Santa Fe
4.70% 9/1/45	1,440,000	1,697,625
Continental Airlines 2009-2
Class A Pass Through Trust
7.25% 11/10/19	623,138	712,715

(continues)      NQ-OPTFI [6/16] 8/16 (17355) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines 2007-1 Class
A Pass Through Trust
6.821% 8/10/22 ⧫	277,221	$322,477
Doric Nimrod Air Finance
Alpha 2012-1 Class A Pass
Through Trust 144A
5.125% 11/30/22 #	1,465,171	1,503,245
FedEx 4.75% 11/15/45	340,000	380,455
Kansas City Southern 144A
1.334% 10/28/16 #●	900,000	898,926
Latam Airlines 2015-1 Pass
Through Trust A 144A
4.20% 11/15/27 #	491,367	451,812
Norfolk Southern
2.90% 6/15/26	895,000	922,832
Penske Truck Leasing
144A 3.30% 4/1/21 #	855,000	879,863
144A 3.375% 2/1/22 #	1,570,000	1,603,044
144A 3.75% 5/11/17 #	200,000	203,824
UAL 2009-1 Pass Through
Trust 10.40% 11/1/16 ⧫	84,075	86,492
UAL 2009-2A Pass Through
Trust 9.75% 1/15/17 ⧫	460,541	476,775
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫	329,955	348,344
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫	631,087	668,163
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28	555,000	565,406
United Parcel Service
5.125% 4/1/19	2,210,000	2,448,187
US Airways 2012-2 Class A
Pass Through Trust 4.625%
6/3/25 ⧫	557,384	594,372
		20,207,903
Utilities – 3.94%
AES 5.50% 4/15/25	1,940,000	1,954,550
AES Andres 144A
7.95% 5/11/26 #	500,000	521,875
AES Gener
144A 5.00% 7/14/25 #	550,000	567,302
144A 5.25% 8/15/21 #	265,000	282,631
144A 8.375%
12/18/73 #@●	476,000	505,750
AGL Capital 3.25% 6/15/26	670,000	686,217
Alabama Power
4.30% 1/2/46	740,000	832,481
Ameren 3.65% 2/15/26	635,000	686,071
Ameren Illinois
9.75% 11/15/18	2,110,000	2,505,127
American Transmission
Systems 144A
5.25% 1/15/22 #	2,445,000	2,772,835
American Water Capital
3.40% 3/1/25	215,000	233,378
Appalachian Power
3.40% 6/1/25	45,000	47,845
4.45% 6/1/45	585,000	636,569
Berkshire Hathaway Energy
3.75% 11/15/23	1,235,000	1,351,648
Black Hills 3.95% 1/15/26	310,000	329,582
Calpine
144A 5.25% 6/1/26 #	20,000	20,000
5.375% 1/15/23	438,000	429,240
5.50% 2/1/24	699,000	678,030
CenterPoint Energy
5.95% 2/1/17	35,000	35,873
Cleveland Electric Illuminating
5.50% 8/15/24	515,000	610,042
CMS Energy 6.25% 2/1/20	1,080,000	1,244,285
ComEd Financing III
6.35% 3/15/33 @	680,000	738,307
Commonwealth Edison
3.65% 6/15/46	55,000	56,346
4.35% 11/15/45	965,000	1,099,240
Consumers Energy
4.10% 11/15/45	275,000	310,283
Dominion Gas Holdings
4.60% 12/15/44	1,310,000	1,368,911
Dominion Resources
3.90% 10/1/25	455,000	488,343
DTE Energy 3.30% 6/15/22	855,000	902,296
Duke Energy
1.625% 8/15/17	1,000,000	1,005,330
3.75% 4/15/24	320,000	344,178
4.80% 12/15/45	650,000	755,687
Duke Energy Carolinas
3.875% 3/15/46	545,000	586,970
Duke Energy Indiana
0.979% 7/11/16 ●	835,000	835,058
Duke Energy Ohio
3.70% 6/15/46	30,000	30,662
E.ON International Finance
144A 5.80% 4/30/18 #	200,000	214,457

20 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Electricite de France
144A 1.094% 1/20/17 #●	840,000	$840,951
144A 5.25% 12/29/49 #●	1,400,000	1,349,110
Emera 6.75% 6/15/76 ●	1,515,000	1,539,055
Emera US Finance 144A
4.75% 6/15/46 #	475,000	484,007
Enel 144A
8.75% 9/24/73 #●	1,405,000	1,603,456
Enel Finance International
144A 6.00% 10/7/39 #	550,000	652,129
144A 6.25% 9/15/17 #	900,000	951,030
Entergy 4.00% 7/15/22	1,120,000	1,203,430
Entergy Arkansas
3.50% 4/1/26	265,000	290,791
3.75% 2/15/21	200,000	218,537
Entergy Louisiana
4.05% 9/1/23	1,555,000	1,733,977
4.95% 1/15/45	235,000	246,779
Entergy Mississippi
2.85% 6/1/28	780,000	793,520
Exelon
2.45% 4/15/21	200,000	203,038
3.95% 6/15/25	1,330,000	1,424,491
FirstEnergy 2.75% 3/15/18	1,000,000	1,012,850
Great Plains Energy
4.85% 6/1/21	545,000	599,475
Indiana Michigan Power
4.55% 3/15/46	465,000	518,960
IPALCO Enterprises
5.00% 5/1/18	165,000	173,250
ITC Holdings
3.25% 6/30/26	1,155,000	1,158,328
3.65% 6/15/24	70,000	72,977
Jersey Central Power & Light
7.35% 2/1/19	1,000,000	1,128,482
Kansas City Power & Light
3.65% 8/15/25	1,350,000	1,431,173
Laclede Group
1.376% 8/15/17 ●	700,000	697,760
LG&E & KU Energy
3.75% 11/15/20	165,000	177,369
4.375% 10/1/21	1,555,000	1,717,948
Louisville Gas & Electric
4.375% 10/1/45	275,000	316,614
Majapahit Holding
7.75% 1/20/20	400,000	458,200
Metropolitan Edison 144A
4.00% 4/15/25 #	600,000	628,657
MidAmerican Energy
4.25% 5/1/46	1,525,000	1,729,326
National Rural Utilities
Cooperative Finance
2.30% 11/1/20	105,000	108,373
2.70% 2/15/23	1,330,000	1,384,824
2.85% 1/27/25	30,000	31,412
4.75% 4/30/43 ●	1,640,000	1,611,300
5.25% 4/20/46 ●	430,000	441,090
NextEra Energy Capital
Holdings
2.40% 9/15/19	1,455,000	1,486,585
2.70% 9/15/19	450,000	464,507
3.625% 6/15/23	330,000	348,351
NV Energy 6.25% 11/15/20	935,000	1,108,040
Pedernales Electric
Cooperative 144A
6.202% 11/15/32 #	620,000	777,860
Pennsylvania Electric
5.20% 4/1/20	1,380,000	1,460,691
Perusahaan Listrik Negara
144A 5.50% 11/22/21 #	900,000	981,468
PSEG Power 3.00% 6/15/21	700,000	710,473
Public Service of New
Hampshire
3.50% 11/1/23	635,000	681,610
Public Service of Oklahoma
5.15% 12/1/19	1,300,000	1,447,749
Puget Energy
6.00% 9/1/21	340,000	396,149
6.50% 12/15/20	3,800,000	4,430,849
SCANA 4.125% 2/1/22	810,000	842,556
South Carolina Electric & Gas
4.10% 6/15/46	1,160,000	1,230,622
Southern
2.35% 7/1/21	385,000	393,098
2.75% 6/15/20	2,955,000	3,065,458
2.95% 7/1/23	500,000	519,099
3.25% 7/1/26	1,170,000	1,217,842
4.40% 7/1/46	1,105,000	1,192,831
Southwestern Electric Power
6.45% 1/15/19	690,000	770,190
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	960,000	1,028,284
WEC Energy Group
3.55% 6/15/25	420,000	451,523
Wisconsin Electric Power
4.30% 12/15/45	555,000	634,401

(continues)      NQ-OPTFI [6/16] 8/16 (17355) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Xcel Energy 3.30% 6/1/25	1,715,000	$1,812,199
		82,052,503
Total Corporate Bonds
(cost $803,937,218)		818,069,219

Municipal Bonds – 1.93%
American Municipal Power
(Combined Hydroelectric
Projects) Series B
8.084% 2/15/50	1,500,000	2,440,290
Bay Area, California Toll
Authority
(Build America Bonds)
Series S1 6.918% 4/1/40	800,000	1,173,152
Series S1 7.043% 4/1/50	3,000,000	4,724,640
Series S3 6.907%
10/1/50	905,000	1,426,950
California
(Build America Bonds)
7.55% 4/1/39	2,615,000	4,148,697
California State Various
Purpose
(Build America Bonds)
7.60% 11/1/40	1,900,000	3,081,952
(Taxable Build America
Bonds) 7.30% 10/1/39	200,000	303,356
Chicago, Illinois Transit
Authority
(Pension Funding) Series A
6.899% 12/1/40	1,800,000	2,351,034
(Retiree Health Care
Funding) Series B 6.899%
12/1/40	1,800,000	2,351,034
Clark County Department of
Aviation, Nevada Airport
Revenue (Build America
Bonds)
Series C 6.82% 7/1/45	600,000	929,442
Dallas, Texas Area Rapid
Transit
Series A 5.00% 12/1/46	775,000	958,691
Los Angeles, California
Community College District
Revenue
(Build America Bond)
6.60% 8/1/42	800,000	1,224,944
Municipal Electric Authority of
Georgia Build America
Bond (Plant Vogtle Units 3
& 4 Project)
6.655% 4/1/57	1,800,000	2,347,164
New Jersey Transportation
Trust Fund Authority
(Build America Bonds)
Series C 5.754%
12/15/28	1,590,000	1,724,657
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	495,000	754,454
Series E 5.00% 1/1/45	765,000	917,809
Series F 7.414% 1/1/40	240,000	376,522
New York City Transitional
Finance Authority Future
Tax Secured Revenue
(Build America Bond)
5.508% 8/1/37	700,000	918,911
New York City, New York
Series C 5.00% 8/1/26	355,000	461,411
Series C 5.00% 8/1/27	200,000	257,932
New York State Urban
Development (Build
America Bonds)
5.77% 3/15/39	800,000	1,028,512
Oregon State Taxable Pension
5.892% 6/1/27	65,000	86,290
Pennsylvania Turnpike
Commission
Series B-1 1.39%
12/1/21 ●	750,000	747,263
Port Authority of New York &
New Jersey Consolidated
Bonds (One Hundred
Sixty-Fifth Series)
5.647% 11/1/40	3,300,000	4,343,856
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	290,000	331,250
Texas Water Development
Board
Series A 5.00% 10/15/45	255,000	315,422
University of California
Series Y-1 0.967%
7/1/41 ●	500,000	500,075
Total Municipal Bonds
(cost $36,432,687)		40,225,710

22 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities – 5.20%
ABFC Trust
Series 2006-HE1 A2D
0.673% 1/25/37 ●	447,032	$271,319
Accredited Mortgage Loan
Trust
Series 2006-2 A4
0.713% 9/25/36 ●	3,500,000	2,988,310
Series 2007-1 A3
0.583% 2/25/37 ●	1,957,259	1,870,196
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	329,129	338,882
American Express Credit
Account Master Trust
Series 2013-1 A
0.862% 2/16/21 ●	500,000	501,147
Series 2013-2 A
0.862% 5/17/21 ●	530,000	530,385
Series 2014-1 A
0.812% 12/15/21 ●	1,000,000	1,000,000
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.682% 5/15/20 ●	3,190,000	3,191,593
Ameriquest Mortgage
Securities Asset-Backed
Pass Through Certificates
Series 2005-R5 M2
0.913% 7/25/35 ⧫●	1,400,000	1,352,404
Series 2005-R7 M2
0.953% 9/25/35 ⧫●	2,000,000	1,822,343
Argent Securities
Asset-Backed Pass Through
Certificates
Series 2003-W9 M1
1.488% 1/25/34 ⧫●	321,749	299,111
Argent Securities Trust
Series 2006-M1 A2C
0.603% 7/25/36 ●	1,410,208	562,482
Series 2006-M1 A2D
0.693% 7/25/36 ●	1,410,208	579,241
Series 2006-W4 A2C
0.613% 5/25/36 ●	730,172	240,045
Avis Budget Rental Car
Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	700,000	701,722
Series 2014-1A A 144A
2.46% 7/20/20 #	665,000	674,393
Bank of America Credit Card
Trust
Series 2014-A2 A
0.712% 9/16/19 ●	1,000,000	1,000,950
Series 2014-A3 A
0.732% 1/15/20 ●	1,170,000	1,171,742
Series 2015-A1 A
0.772% 6/15/20 ●	3,185,000	3,188,677
Bear Stearns Asset-Backed
Securities I Trust
Series 2007-HE2 1A2
0.623% 3/25/37 ●	471,917	482,915
Bear Stearns Asset-Backed
Securities Trust
Series 2007-SD1 22A1
2.115% 10/25/36 ●	231,949	161,450
Bear Stearns Asset-Backed
Securities I Trust
Series 2005-FR1 M2
1.123% 6/25/35 ●	2,000,000	1,745,688
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	56,835	56,877
Capital One Multi-Asset
Execution Trust
Series 2007-A1 A1
0.492% 11/15/19 ●	500,000	499,671
Series 2007-A5 A5
0.482% 7/15/20 ●	1,380,000	1,375,650
Series 2016-A1 A1
0.90% 2/15/22 ●	1,600,000	1,602,762
Centex Home Equity Loan
Trust
Series 2002-A AF6
5.54% 1/25/32	2,204	2,199
Chase Issuance Trust
Series 2007-A2 A2
0.492% 4/15/19 ●	550,000	549,620
Series 2013-A6 A6
0.862% 7/15/20 ●	500,000	500,423
Series 2013-A9 A
0.862% 11/16/20 ●	1,650,000	1,650,417
Series 2014-A5 A5
0.812% 4/15/21 ●	500,000	499,318
Series 2016-A1 A
0.852% 5/17/21 ●	910,000	910,262
Series 2016-A3 A3
0.55% 6/15/23 ●	500,000	500,314
Chesapeake Funding
Series 2014-1A A 144A
0.885% 3/7/26 #●	634,060	631,672

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Citibank Credit Card Issuance
Trust
Series 2013-A2 A2
0.732% 5/26/20 ●	1,450,000	$1,450,870
Series 2013-A4 A4
0.872% 7/24/20 ●	500,000	499,175
Series 2013-A7 A7
0.875% 9/10/20 ●	500,000	501,568
Series 2014-A9 A9
0.701% 11/23/18 ●	770,000	770,187
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.908% 11/25/36 ϕ	900,000	891,059
Citigroup Mortgage Loan
Trust
Series 2007-FS1 1A1 144A
4.581% 10/25/37 #ϕ	2,642,869	2,443,070
CNH Equipment Trust
Series 2016-B A2B
1.05% 10/15/19 ●	810,000	808,977
Countrywide Asset-Backed
Certificates
Series 2004-3 2A
0.853% 8/25/34 ●	59,986	54,089
Series 2005-AB2 2A3
1.223% 11/25/35 ●	288,054	272,719
Series 2006-1 AF6
4.919% 7/25/36 ●	724,318	702,326
Series 2006-26 2A4
0.673% 6/25/37 ●	2,000,000	1,442,021
Series 2007-6 2A4
0.763% 9/25/37 ●	1,000,000	459,027
CWABS Asset-Backed
Certificates Trust
Series 2005-7 MV3
1.033% 11/25/35 ●	400,000	374,930
Series 2006-11 1AF6
4.701% 9/25/46 ●	429,012	682,672
Series 2006-17 2A2
0.603% 3/25/47 ●	2,643,007	2,260,098
Dell Equipment Finance Trust
Series 2015-2 A1 144A
0.53% 10/24/16 #	239,824	239,824
Discover Card Execution Note
Trust
Series 2012-A4 A4
0.812% 11/15/19 ●	600,000	600,858
Series 2013-A1 A1
0.742% 8/17/20 ●	450,000	450,505
Series 2013-A6 A6
0.892% 4/15/21 ●	2,000,000	2,003,719
Series 2014-A1 A1
0.872% 7/15/21 ●	1,940,000	1,944,458
Ford Credit Auto Owner Trust
Series 2016-2 A 144A
2.03% 12/15/27 #	1,080,000	1,085,676
Ford Credit Floorplan Master
Owner Trust A
Series 2014-1 A2
0.842% 2/15/19 ●	750,000	749,687
Series 2014-4 A2
0.792% 8/15/19 ●	1,240,000	1,234,800
GE Dealer Floorplan Master
Note Trust
Series 2014-2 A
0.898% 10/20/19 ●	1,000,000	998,605
Golden Credit Card Trust
Series 2014-2A A 144A
0.892% 3/15/21 #●	420,000	417,550
GreatAmerica Leasing
Receivables Funding
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	99,859
GSAMP Trust
Series 2006-FM3 A2D
0.683% 11/25/36 ●	1,236,527	698,820
Series 2006-HE6 A3
0.603% 8/25/36 ●	1,088,995	806,033
Series 2007-SEA1 A 144A
0.753% 12/25/36 #●	1,150,860	1,046,650
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	1,042,200	922,139
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
0.693% 4/25/37 ●	1,856,695	1,172,579
HSI Asset Securitization Trust
Series 2006-HE1 2A1
0.503% 10/25/36 ●	36,531	18,602
JPMorgan Mortgage
Acquisition Trust
Series 2006-CW2 AV5
0.693% 8/25/36 ●	500,000	406,765
Long Beach Mortgage Loan
Trust
Series 2006-1 2A4
0.753% 2/25/36 ●	4,222,140	2,304,144

24 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Long Beach Mortgage Loan
Trust
Series 2006-7 1A
0.608% 8/25/36 ●	4,375,678	$2,304,948
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.022% 5/15/20 #●	915,000	916,367
Merrill Lynch Mortgage
Investors Trust
Series 2006-FF1 M2
0.743% 8/25/36 ●	2,000,000	1,931,371
Morgan Stanley ABS Capital I
Trust
Series 2007-HE1 A2C
0.603% 11/25/36 ●	6,236,040	3,621,445
Series 2007-HE5 A2D
0.793% 3/25/37 ●	4,126,807	2,091,003
New Century Home Equity
Loan Trust
Series 2005-1 M2
1.173% 3/25/35 ●	503,604	421,057
Nissan Auto Receivables
2016-b Owner Trust
Series 2016-B A1
0.63% 5/15/17	4,295,083	4,293,465
Option One Mortgage Loan
Trust
Series 2005-1 M1
1.233% 2/25/35 ●	2,155,252	1,681,066
Series 2007-4 2A4
0.763% 4/25/37 ●	7,813,597	4,664,549
Palmer Square Loan Funding
Series 2016-2 144A
1.98% 6/21/24 #●	1,000,000	994,991
Penarth Master Issuer
Series 2015-2A A1 144A
0.848% 5/18/19 #●	4,400,000	4,381,533
PFS Financing
Series 2015-AA A 144A
1.062% 4/15/20 #●	250,000	247,581
RAAC Trust
Series 2005-SP2 2A
0.753% 6/25/44 ●	673,755	565,121
RAMP Trust
Series 2006-RZ5 A2
0.633% 8/25/46 ●	384,907	374,101
Series 2007-RZ1 A2
0.613% 2/25/37 ●	872,662	796,574
Rise
Series 2014-1 A
4.75% 2/15/39 ●	2,562,500	2,526,625
SLM Student Loan Trust
Series 2008-9 A
2.138% 4/25/23 ●	2,534,733	2,533,060
Series 2012-5 A2
0.753% 6/25/19 ●	491,347	487,943
Soundview Home Loan Trust
Series 2006-OPT2 A3
0.633% 5/25/36 ●	2,523,927	2,390,083
Series 2006-WF2 A1
0.583% 12/25/36 ●	756,358	726,915
Structured Asset Investment
Loan Trust
Series 2003-BC2 M1
1.833% 4/25/33 ●	24,692	20,431
Structured Asset Securities
Corp Mortgage Loan Trust
Series 2006-BC1 A6
0.723% 3/25/36 ●	1,800,000	1,308,646
Trade MAPS 1
Series 2013-1A A 144A
1.145% 12/10/18 #●	500,000	497,996
VOLT XLI
Series 2016-NPL1 A1 144A
4.25% 2/26/46 #ϕ	2,143,424	2,142,980
VOLT XLII
Series 2016-NPL2 A1 144A
4.25% 3/26/46 #ϕ	2,180,479	2,180,333
Total Non-Agency
Asset-Backed Securities
(cost $107,931,322)		108,368,425

Non-Agency Collateralized Mortgage Obligations – 2.59%
Alternative Loan Trust
Series 2004-J1 1A1
6.00% 2/25/34	2,214	2,236
Series 2004-J2 7A1
6.00% 12/25/33	1,018	1,015
Alternative Loan Trust
Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37	1,689,825	1,355,359
ARM Trust
Series 2004-5 3A1
2.873% 4/25/35 ●	1,123,281	1,114,834
Series 2005-10 3A31
2.763% 1/25/36 ●	414,810	361,241
Series 2006-2 1A4
3.306% 5/25/36 ●	1,371,925	1,222,897
Banc of America Funding
Series 2005-E 7A1
2.108% 6/20/35 ●	321,998	210,797

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
Series 2006-I 1A1
2.669% 12/20/36 ●		521,604	$523,140
Banc of America Mortgage
Trust
Series 2003-D 2A1
3.361% 5/25/33 ●		535,315	536,480
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20		60,198	58,901
Bear Stearns ALT-A Trust
Series 2005-8 21A1
2.786% 10/25/35 ●		2,352,938	2,099,926
Bear Stearns ARM Trust
Series 2003-5 2A1
2.81% 8/25/33 ●		85,462	84,942
Series 2005-2 A2
2.924% 3/25/35 ●		153,361	154,375
Series 2005-5 A1
2.38% 8/25/35 ●		1,590,760	1,595,684
Chase Mortgage Finance Trust
Series 2005-A1 3A1
2.698% 12/25/35 ●		184,229	166,472
CHL Mortgage Pass Through
Trust
Series 2007-4 1A1 6.00%
5/25/37 ⧫		1,648,759	1,356,020
Claris ABS
Series 2011-1 A
0.208% 10/31/60 ●	EUR	3,772,453	4,159,272
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A
5.75% 12/26/35 #		2,005,657	1,829,026
Series 2007-1 5A14
6.00% 2/25/37		382,287	324,870
Series 2007-3 4A12
6.297% 4/25/37 @●Σ		354,815	53,919
Series 2007-3 4A15
5.50% 4/25/37		157,549	149,510
Series 2007-3 4A6
0.703% 4/25/37 ●		354,815	287,855
Deutsche Mortgage Securities
Re-REMIC Trust Certificates
Series 2005-WF1 1A3
144A 3.055% 6/26/35 #●		211,690	209,602
Eurosail-UK
Series 2007-4X A2A
0.874% 6/13/45 ●	GBP	85,835	113,492
First Horizon Mortgage Pass
Through Trust
Series 2005-AR2 2A1
2.98% 6/25/35 ⧫●		149,487	141,265
GMACM Mortgage Loan Trust
Series 2006-J1 A1
5.75% 4/25/36		77,333	72,033
Goldman Sachs Mortgage
Securities Corp Trust
2016-rent
144A 3.203% 2/10/29 #		2,300,000	2,408,256
GSR Mortgage Loan Trust
Series 2007-AR1 2A1
2.903% 3/25/47 ●		1,456,527	1,198,647
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
3.392% 10/25/36 ●		850,278	743,366
Series 2006-A7 2A2
2.787% 1/25/37 ●		167,442	148,665
Series 2007-A1 6A1
2.887% 7/25/35 ●		301,302	297,477
Series 2014-2 B1 144A
3.426% 6/25/29 #●		85,204	85,316
Series 2014-2 B2 144A
3.426% 6/25/29 #●		85,204	83,065
Series 2015-1 B1 144A
2.663% 12/25/44 #●		657,857	650,093
Series 2015-4 B1 144A
3.634% 6/25/45 #●		499,814	486,565
Series 2015-4 B2 144A
3.634% 6/25/45 #●		357,710	341,138
Series 2015-5 B2 144A
2.901% 5/25/45 #●		543,304	508,611
Series 2015-6 B1 144A
3.645% 10/25/45 #●		363,660	371,184
Series 2015-6 B2 144A
3.645% 10/25/45 #●		353,832	354,363
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38		2,351,731	1,793,779
Ludgate Funding
Series 2006-1X A2A
0.778% 12/1/60 ●	GBP	1,967,154	2,340,985
Series 2008-W1X A1
1.123% 1/1/61 ●	GBP	906,669	1,085,914
Mansard Mortgages 2007-1
Parent
Series 2007-1X A2
0.768% 4/15/47 ●	GBP	942,424	1,107,528

26 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
MASTR Alternative Loan Trust
Series 2004-3 8A1
7.00% 4/25/34		3,880	$3,979
Series 2004-5 6A1
7.00% 6/25/34		55,054	57,559
MASTR ARM Trust
Series 2004-4 4A1
2.904% 5/25/34 ●		123,943	120,384
MASTR Asset Securitization
Trust
Series 2003-9 2A7
5.50% 10/25/33		44,125	43,959
Merrill Lynch Mortgage
Investors Trust
Series 2004-A1 2A2
2.766% 2/25/34 ●		8,504	8,527
Opteum Mortgage
Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36 ●		1,078,848	1,087,929
RALI Trust
Series 2004-QS2 CB
5.75% 2/25/34		36,853	37,911
Reperforming Loan REMIC
Trust
Series 2006-R1 AF1 144A
0.793% 1/25/36 #●		1,995,513	1,741,053
RFMSI Trust
Series 2004-S9 1A23
5.50% 12/25/34		2,827,654	2,827,124
Series 2004-S9 2A1
4.75% 12/25/19		95,549	95,867
Sequoia Mortgage Trust
Series 2004-5 A3
1.491% 6/20/34 ●		290,765	268,871
Series 2007-1 4A1
3.018% 9/20/46 ●		925,313	739,838
Series 2013-11 B1 144A
3.668% 9/25/43 #●		398,860	396,579
Series 2015-1 B2 144A
3.887% 1/25/45 #●		382,452	384,830
Structured ARM Loan Trust
Series 2005-22 1A4
3.10% 12/25/35 ●		1,821,462	1,466,986
Series 2006-1 7A4
2.876% 2/25/36 ●		849,380	679,427
Structured Asset Mortgage
Investments II Trust
Series 2005-AR5 A2
0.698% 7/19/35 ●		630,238	608,808
Structured Asset Securities
Trust
Series 2005-6 4A1
5.00% 5/25/35		38,464	38,749
Thrones
Series 2013-1 A
2.088% 7/20/44 ●	GBP	1,768,798	2,341,474
WaMu Mortgage Pass
Through Certificates Trust
Series 2005-AR13 A1A1
0.743% 10/25/45 ⧫●		4,418,124	4,085,170
Series 2005-AR16 1A3
2.567% 12/25/35 ⧫●		725,181	674,615
Series 2007-HY1 3A3
4.198% 2/25/37 ⧫●		369,341	332,225
Series 2007-HY7 4A1
4.411% 7/25/37 ⧫●		809,460	728,766
Washington Mutual Mortgage
Pass Through Certificates
Trust
Series 2005-1 5A2 6.00%
3/25/35 ⧫		40,773	18,511
Wells Fargo Mortgage-Backed
Securities Trust
Series 2005-AR16 2A1
2.852% 2/25/34 ●		186,036	186,793
Series 2006-AR5 2A1
3.156% 4/25/36 ●		68,886	64,377
Series 2006-2 3A1
5.75% 3/25/36		102,017	103,424
Series 2006-3 A11
5.50% 3/25/36		121,147	123,019
Series 2006-6 1A3
5.75% 5/25/36		62,991	62,849
Series 2006-AR11 A6
2.887% 8/25/36 ●		967,703	907,806
Series 2006-AR17 A1
2.737% 10/25/36 ●		585,030	551,583
Series 2007-10 1A36
6.00% 7/25/37		390,428	387,770
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.914% 3/20/45 #●		541,323	563,086
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $57,082,716)			53,929,963

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities –
4.39%
BAMLL Commercial Mortgage
Securities Trust
Series 2015-ASHF A 144A
1.662% 1/15/28 #●		900,000	$901,142
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.00% 2/10/51 ●		505,000	526,200
Banc of America Re-REMIC
Series BALL 2009-UB2
A4AA 144A
5.807% 2/24/51 #●		1,796,296	1,824,717
BBCMS Trust
Series 2015-STP A 144A
3.323% 9/10/28 #		4,500,000	4,702,492
Series 2015-RRI A 144A
1.592% 5/15/32 #●		5,024,757	5,008,147
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47		1,100,000	1,194,782
Series 2015-GC27 A5
3.137% 2/10/48		3,085,000	3,237,392
COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47 ⧫		470,000	517,212
Series 2014-CR20 A4
3.59% 11/10/47 ⧫		910,000	989,611
Series 2014-CR20 AM
3.938% 11/10/47 ⧫		2,225,000	2,422,866
Series 2015-CR23 A4
3.497% 5/10/48		1,110,000	1,194,217
CSMC
Series 2010-UD1 A 144A
5.924% 12/16/49 #●		1,596,181	1,615,354
DB-JPM
Series 2016-C1 A4
3.276% 5/10/49		270,000	287,526
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #		2,050,000	2,296,464
Series 2011-LC1A C 144A
5.883% 11/10/46 #●		815,000	924,766
German Residential Funding
Series 2013-1 A
0.892% 8/27/24 ●	EUR	3,866,766	4,331,909
Series 2013-1 B
1.342% 8/27/24 ●	EUR	2,787,668	3,127,644
Series 2013-2 A
0.742% 11/27/24 ●	EUR	2,603,322	2,907,093
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #		2,200,000	2,348,636
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●		375,000	409,599
Series 2014-GC24 A5
3.931% 9/10/47		1,800,000	1,994,853
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #		5,040,000	5,061,520
Series 2013-HLT BFX 144A
3.367% 11/5/30 #		2,545,000	2,557,470
Hyatt Hotel Portfolio Trust
Series 2015-HYT A 144A
1.696% 11/15/29 #●		900,000	896,598
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48		570,000	626,041
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49		1,640,000	1,724,395
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.675% 8/12/37 ●		230,000	249,612
Series 2005-LDP5 D
5.718% 12/15/44 ●		420,000	418,601
Series 2006-LDP8 A1A
5.397% 5/15/45		167,739	167,498
Series 2006-LDP8 AM
5.44% 5/15/45		5,268,000	5,270,520
Series 2007-LDPX A3
5.42% 1/15/49		1,023,514	1,038,851
Series 2011-C5 C 144A
5.494% 8/15/46 #●		410,000	445,794
Series 2016-ATRM A 144A
2.962% 10/5/28 #		2,700,000	2,754,674
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31		20,142	20,182
Series 2006-C6 AJ
5.452% 9/15/39 ●		920,000	916,170
Series 2006-C6 AM
5.413% 9/15/39		2,445,000	2,453,512

28 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
ML-CFC Commercial
Mortgage Trust
Series 2007-7 A4
5.81% 6/12/50 ●		896,757	$922,999
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		795,000	871,225
Series 2015-C23 A4
3.719% 7/15/50		630,000	691,381
Series 2015-C26 A5
3.531% 10/15/48		4,000,000	4,326,386
Series 2015-C27 ASB
3.557% 12/15/47		2,200,000	2,379,679
Series 2016-C29 A4
3.325% 5/15/49		795,000	846,084
Morgan Stanley Capital I Trust
Series 2005-HQ7 C
5.298% 11/14/42 ●		48,158	48,094
Series 2014-CPT 144A
3.516% 7/13/29 #●		2,200,000	2,326,932
Series 2015-XLF1 A 144A
1.584% 8/14/31 #●		1,648,922	1,646,919
Morgan Stanley Re-REMIC
Trust
Series 2009-GG10 A4A
144A 5.988% 8/12/45 #●		3,859,410	3,928,325
RFTI
Series 2015-FL1 A 144A
2.192% 8/15/30 #●		2,200,000	2,196,838
TimberStar Trust I
Series 2006-1A A 144A
5.668% 10/15/36 #		415,000	416,947
Wachovia Bank Commercial
Mortgage Trust
Series 2006-C28 A4FL
144A
0.596% 10/15/48 #●		734,030	732,142
Series 2007-C31 A5FL
144A 0.656% 4/15/47 #●		400,000	396,549
Series 2007-C32 A4FL
144A 0.621% 6/15/49 #●		700,000	689,065
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45		615,000	646,721
Series 2014-LC18 A5
3.405% 12/15/47		275,000	294,269
Series 2015-NXS3 A4
3.617% 9/15/57		740,000	803,661
Total Non-Agency
Commercial
Mortgage-Backed
Securities
(cost $90,872,766)			91,528,276

Regional Bonds – 0.60%Δ
Argentina – 0.07%
City of Buenos Aires
Argentina 144A
7.50% 6/1/27 #		1,105,000	1,154,725
Provincia de Buenos Aires
144A 5.75% 6/15/19 #		390,000	395,540
			1,550,265
Australia – 0.07%
New South Wales Treasury
4.00% 5/20/26	AUD	916,900	792,062
Queensland Treasury 144A
3.25% 7/21/28 #	AUD	495,000	391,332
Queensland Treasury 144A
3.25% 7/21/26 #	AUD	446,000	354,990
			1,538,384
Canada – 0.22%
Province of British Columbia
2.25% 6/2/26		1,495,000	1,534,649
Province of Manitoba
2.125% 6/22/26		1,255,000	1,249,258
Province of Ontario
3.45% 6/2/45	CAD	551,000	485,816
Province of Quebec
2.50% 4/20/26		1,075,000	1,107,566
6.00% 10/1/29	CAD	155,000	168,723
			4,546,012
Germany – 0.10%
State of North
Rhine-Westphalia
0.957% 5/3/17 ●		2,000,000	2,002,690
			2,002,690
Japan – 0.08%
Japan Finance Organization
For Municipalities 144A
2.125% 4/13/21 #		1,646,000	1,674,369
			1,674,369

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Regional BondsΔ (continued)
Spain – 0.06%
Autonomous Community of
Catalonia 4.95% 2/11/20	EUR	1,100,000	$1,278,722
			1,278,722
Total Regional Bonds
(cost $12,667,107)			12,590,442

Senior Secured Loans – 5.46%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19		659,521	595,218
Air Medical Group Holdings
Tranche B 1st Lien
4.25% 4/28/22		2,477,372	2,427,206
Albertson’s Tranche B4 1st
Lien 5.50% 8/25/21		1,507,973	1,508,445
Amaya Holdings 1st Lien
5.00% 8/1/21		1,418,470	1,378,870
American Airlines Tranche B1
1st Lien 3.50% 5/23/19		1,241,751	1,240,199
Americold Realty Trust
5.75% 12/1/22		270,000	270,837
Applied Systems 1st Lien
4.00% 1/23/21		245,972	244,363
Applied Systems 2nd Lien
7.50% 1/23/22 @		979,901	976,635
Ardagh Group USA Tranche B
1st Lien 4.00% 12/17/19		530,000	530,249
Arnhold & S Bleichroeder
Holdings Tranche B 1st Lien
4.75% 12/31/22		955,200	940,076
ATI Holdings Acquisition 1st
Lien 5.50% 5/10/23		650,000	652,235
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 2/1/23		5,431,388	5,437,802
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		980,308	954,984
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		222,128	220,496
Blue Ribbon 5.00% 11/13/21		1,597,326	1,597,326
Builders FirstSource Tranche B
1st Lien 6.00% 7/31/22		1,624,468	1,627,108
Burlington Coat Factory
Warehouse Tranche B3 1st
Lien 4.25% 8/13/21		177,074	177,162
BWAY Holding Tranche B 1st
Lien 5.50% 8/14/20		480,000	478,500
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21		778,250	733,501
Calpine Tranche B 1st Lien
4.00% 1/15/23		199,000	198,005
Charter Communications
Operating
3.25% 8/24/21		166,583	166,231
3.50% 1/24/23		498,750	499,551
CityCenter Holdings Tranche B
1st Lien 4.25% 10/16/20		461,876	462,694
ColourOZ Investment 2 1st
Lien 4.50% 9/7/21		442,639	438,213
CommScope Tranche B 1st
Lien 3.75% 12/29/22		597,485	598,698
Communications Sales &
Leasing Tranche B 1st Lien
5.00% 10/24/22		316,178	313,214
Community Health Systems
Tranche F 1st Lien
3.924% 12/31/18		371,234	368,913
Community Health Systems
Tranche G 1st Lien
3.75% 12/31/19		517,221	504,088
Community Health Systems
Tranche H 1st Lien
4.00% 1/27/21		1,300,463	1,269,577
DAE Aviation Holdings 1st
Lien 5.25% 7/7/22		755,347	758,180
DaVita Healthcare Partners
Tranche B 1st Lien
3.50% 6/24/21		739,900	742,289
Dell International
4.00% 6/2/23		1,385,000	1,382,115
Dell International Tranche C
1st Lien 3.75% 10/29/18		4,596,660	4,599,055
Dynegy 5.00% 6/27/23		760,000	750,310
Emdeon 1st Lien
3.75% 11/2/18		503,755	504,227
Examworks Group
4.75% 6/17/23		945,000	945,000
FCA US Tranche B 1st Lien
3.25% 12/31/18		258,695	259,018
First Data Tranche B 1st Lien
4.202% 7/10/22		918,000	910,732
4.452% 3/24/21		2,644,769	2,640,471
Flint Group 2nd Lien
8.25% 9/7/22 @		235,000	219,137
Flint Group Tranche C 1st Lien
4.50% 9/7/21		73,173	72,442
Flying Fortress Tranche B 1st
Lien 3.50% 4/30/20		1,151,000	1,151,000

30 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
FMG Resources August 2006
Pty 1st Lien
4.25% 6/30/19	1,557,163	$1,493,903
Frank Russell 6.75% 5/12/23	1,820,000	1,717,625
Gardner Denver 1st Lien
4.25% 7/30/20	1,131,555	1,042,092
Gates Global 1st Lien
4.25% 7/6/21	1,208,189	1,151,555
GCP Applied Technologies
Tranche B 1st Lien
5.25% 2/3/22	513,713	515,800
Green Energy Partners/
Stonewall Tranche B 1st
Lien 6.50% 11/13/21	591,000	586,567
HCA Tranche B4 1st Lien
3.381% 5/1/18	692,915	694,411
HCA Tranche B6 1st Lien
3.71% 3/18/23	230,423	231,557
Hilton Worldwide Finance
Tranche B2 1st Lien
3.50% 10/25/20	2,993,585	2,999,198
Houghton International 1st
Lien 4.25% 12/20/19	110,741	110,464
Huntsman International
Tranche B 1st Lien
3.75% 10/1/21	95,545	95,386
Hyperion Insurance Group
Tranche B 1st Lien
5.50% 4/30/22	834,438	790,630
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	535,791	535,232
Immucor Tranche B2 1st Lien
5.00% 8/17/18	493,721	464,921
Ineos U.S. Finance Tranche B
1st Lien
3.75% 12/15/20	975,289	951,720
4.25% 3/31/22	261,686	258,088
JC Penney 1st Lien
5.25% 5/22/18	2,351,490	2,352,715
Keurig Green Mountain
Tranche B 1st Lien
5.25% 3/3/23	1,173,867	1,177,045
KIK Custom Products 1st Lien
6.00% 8/26/22 @	1,577,005	1,559,922
Kinetic Concepts Tranche E1
1st Lien 5.00% 5/4/18	666,282	664,675
Kraton Polymers Tranche B 1st
Lien 6.00% 1/6/22	980,000	966,893
Landry’s Tranche B 1st Lien
4.00% 4/24/18	490,760	491,190
Las Vegas Sands Tranche B
3.25% 12/19/20	198,980	199,042
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20	655,000	655,655
LTS Buyer 1st Lien
4.00% 4/13/20	10,670	10,623
LTS Buyer 2nd Lien
8.00% 4/1/21	627,238	624,101
Marina District Tranche B 1st
Lien 6.50% 8/15/18	864,230	865,671
Mauser Holdings 2nd Lien
8.75% 7/31/22	85,000	79,687
MGM Growth Properties
Operating Partnership
Tranche B 1st Lien
4.00% 4/7/23	1,152,113	1,155,893
Micron Technology Tranche B
1st Lien 6.64% 4/26/22	260,000	261,977
Microsemi Tranche B 1st Lien
5.25% 1/15/23	470,824	470,578
Mohegan Tribal Gaming
Authority Tranche B
5.50% 6/15/18	2,040,625	2,031,698
MPH Acquisition Holdings
5.00% 5/25/23	1,105,000	1,109,538
NBTY Tranche B 1st Lien
5.00% 5/5/23	1,727,000	1,719,985
Neiman Marcus Group 1st
Lien 4.25% 10/25/20	270,000	243,211
Neptune Finco 1st Lien
5.00% 10/9/22	655,000	657,620
Numericable U.S. Tranche B
1st Lien 5.00% 1/31/24	1,690,000	1,688,944
Numericable US
4.75% 2/10/23	260,000	259,837
NXP Tranche B1 1st Lien
3.75% 12/7/20	533,201	534,950
ON Semiconductor Tranche B
1st Lien 5.25% 3/31/23	845,000	850,885
Panda Hummel Tranche B1
1st Lien 7.00% 10/27/22	315,000	303,187
Panda Liberty Tranche B 1st
Lien 7.50% 8/21/20	1,131,000	1,105,553
PET Acquisition Merger Sub
Tranche B1 1st Lien
5.00% 1/26/23	1,281,788	1,278,583
PQ 1st Lien 5.75% 11/4/22	1,852,000	1,856,245
Prime Security Services
Borrower 1st Lien
4.75% 5/2/22	1,089,000	1,095,126
5.00% 7/1/21	495,779	498,010

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Prime Security Services
Borrower 2nd Lien
9.75% 7/1/22		1,885,000	$1,906,992
Prospect Medical Holdings
7.00% 6/30/22		1,355,000	1,340,603
Republic of Angola
(Unsecured)
7.045% 12/16/23 @		1,734,375	1,578,281
Reynolds Group Holdings
Tranche B 1st Lien
4.50% 12/1/18		1,233,883	1,235,566
Rite Aid 2nd Lien
5.75% 8/21/20		365,500	366,566
Sable International Finance
Tranche B1 1st Lien
5.50% 12/2/22		1,150,000	1,152,696
Sable International Finance
Tranche B2 1st Lien
5.83% 12/2/22		945,000	947,215
SAM Finance Tranche B 1st
Lien 4.50% 12/17/20		666,644	664,561
Scientific Games International
1st Lien 6.00% 10/18/20		393,990	389,763
SIG Combibloc PurchaseCo
Tranche B 1st Lien
4.25% 3/13/22		59,250	59,107
Sinclair Television Group
Tranche B1 1st Lien
3.50% 7/31/21		3,020,594	3,016,819
Solera Tranche B 1st Lien
5.75% 3/3/23		1,456,350	1,458,951
Spectrum Brands 1st Lien
3.50% 6/23/22		418,404	419,156
Stardust Finance Holdings
10.50% 3/13/23		340,000	333,200
Stardust Finance Holdings
Tranche B 1st Lien
6.50% 3/13/22 @		1,127,594	1,102,223
Station Casinos
3.75% 6/8/23		325,000	323,883
Summit Materials Tranche B
1st Lien 4.00% 7/17/22		544,500	544,173
SUPERVALU 1st Lien
5.50% 3/21/19		43,408	43,345
Telenet Financing Usd
4.25% 6/30/24		265,000	263,896
T-Mobile USA Tranche B 1st
Lien 3.50% 11/9/22		2,437,704	2,448,560
Transdigm
3.75% 6/9/23		543,806	538,198
3.75% 6/9/23		489,426	484,379
TransDigm Tranche E 1st Lien
3.75% 5/14/22		219,256	216,844
Tribune Media Tranche B 1st
Lien 3.75% 12/27/20		544,500	544,496
Univar USA Tranche B 1st Lien
4.25% 7/1/22		175,673	173,872
Univision Communications 1st
Lien 4.00% 3/1/20		914,314	909,823
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20		1,441,923	1,434,842
Usagm Holdco
5.50% 7/28/22		1,355,960	1,345,225
5.50% 7/28/22		269,040	267,190
USI Tranche B 1st Lien
4.25% 12/27/19		1,477,962	1,465,584
Valeant Pharmaceuticals
4.75% 12/11/19		1,019,803	993,033
Valeant Pharmaceuticals
International
3.72% 10/20/18		559,706	548,512
Veritas US 6.625% 1/27/23		134,663	117,830
Western Digital Tranche B 1st
Lien 6.25% 3/30/23		650,000	653,656
WideOpen West Finance
Tranche B 1st Lien
4.50% 4/1/19		1,247,806	1,246,246
Windstream Services Tranche
B6 1st Lien
5.75% 3/29/21		453,863	454,052
Zekelman Industries
6.00% 6/14/21		685,000	685,000
Total Senior Secured Loans
(cost $113,692,126)			113,826,898

Sovereign Bonds – 2.54%Δ
Argentina – 0.04%
Argentine Republic
Government
International Bond
144A 7.125% 7/6/36 #		855,000	855,000
			855,000
Australia – 0.01%
Australia Government
Bond 3.75% 4/21/37	AUD	352,000	312,109
			312,109

32 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Brazil – 0.30%
Banco Nacional de
Desenvolvimento
Economico e Social
144A 6.369%
6/16/18 #@		1,500,000	$1,572,600
144A 6.50% 6/10/19 #		2,500,000	2,650,000
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	1,863,000	569,671
10.00% 1/1/23	BRL	2,065,000	586,922
Brazilian Government
International Bond
4.875% 1/22/21		925,000	976,800
			6,355,993
Canada – 0.01%
Canadian Government
Bond 2.75% 12/1/48	CAD	171,000	166,119
			166,119
Colombia – 0.05%
Colombia Government
International Bond
4.50% 1/28/26		400,000	427,500
5.00% 6/15/45		500,000	521,250
			948,750
Croatia – 0.03%
Croatia Government
International Bond
144A 6.375%
3/24/21 #		655,000	716,095
			716,095
Cyprus – 0.07%
Cyprus Government
International Bond
3.875% 5/6/22	EUR	1,200,000	1,367,123
			1,367,123
Dominican Republic – 0.07%
Dominican Republic
International Bond
144A 6.875%
1/29/26 #		1,345,000	1,487,570
			1,487,570
Germany – 0.02%
FMS Wertmanagement
AoeR 1.375% 6/8/21		465,000	468,317
			468,317
Guatemala – 0.03%
Guatemala Government
Bond 144A 4.50%
5/3/26 #		655,000	667,281
			667,281
Hungary – 0.06%
Hungary Government
International Bond
5.75% 11/22/23		1,160,000	1,322,545
			1,322,545
Indonesia – 0.12%
Indonesia Government
International Bond
144A 4.875% 5/5/21 #		650,000	707,355
144A 5.125%
1/15/45 #		200,000	212,938
Indonesia Treasury Bond
8.375% 9/15/26	IDR	20,320,000,000	1,631,472
			2,551,765
Jamaica – 0.05%
Jamaica Government
International Bond
6.75% 4/28/28		1,000,000	1,052,500
			1,052,500
Kazakhstan – 0.05%
Kazakhstan Government
International Bond
144A 5.125%
7/21/25 #		875,000	961,293
			961,293
Mexico – 0.95%
Mexican Bonos
5.75% 3/5/26	MXN	72,182,400	3,922,803
8.00% 6/11/20	MXN	19,500,000	1,168,909
8.50% 12/13/18	MXN	240,000,000	14,191,815
Mexico Government
International Bond
3.60% 1/30/25		200,000	209,500
4.60% 1/23/46		200,000	211,750
			19,704,777
Mongolia – 0.02%
Mongolia Government
International Bond
144A 5.125%
12/5/22 #		270,000	222,590
144A 10.875%
4/6/21 #		230,000	242,573
			465,163

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
New Zealand – 0.00%
New Zealand Government
Bond 4.50% 4/15/27	NZD	69,000	$59,301
			59,301
Paraguay – 0.04%
Paraguay Government
International Bond
144A 5.00% 4/15/26 #		800,000	846,000
			846,000
Philippines – 0.02%
Philippine Government
International Bond
6.25% 1/14/36	PHP	20,000,000	479,965
			479,965
Poland – 0.12%
Poland Government Bond
2.50% 7/25/26	PLN	8,756,000	2,145,625
3.25% 7/25/25	PLN	1,087,000	285,085
			2,430,710
Portugal – 0.01%
Portugal Government
International Bond
144A 5.125%
10/15/24 #		131,000	132,272
			132,272
Qatar – 0.05%
Qatar Government
International Bond
144A 3.25% 6/2/26 #		745,000	761,483
144A 4.625% 6/2/46 #		315,000	343,850
			1,105,333
Republic of Korea – 0.05%
Inflation Linked Korea
Treasury Bond 1.125%
6/10/23	KRW	1,092,403,598	968,600
			968,600
Russia – 0.05%
Russian-Eurobond 7.85%
3/10/18	RUB	65,000,000	994,269
			994,269
Senegal – 0.04%
Senegal Government
International Bond
144A 6.25% 7/30/24 #		835,000	799,513
			799,513
Serbia – 0.03%
Republic of Serbia 144A
4.875% 2/25/20 #		665,000	686,998
			686,998
Singapore – 0.03%
Temasek Financial I 144A
2.375% 1/23/23 #		560,000	579,769
			579,769
South Africa – 0.03%
South Africa Government
Bond 8.00% 1/31/30	ZAR	9,350,000	576,300
			576,300
Sri Lanka – 0.04%
Sri Lanka Government
International Bond
144A 6.125% 6/3/25 #		880,000	826,445
			826,445
Ukraine – 0.06%
Ukraine Government
International Bond
144A 7.75% 9/1/19 #		1,200,000	1,188,000
			1,188,000
United Kingdom – 0.04%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	143,006
3.25% 1/22/44	GBP	270,500	480,839
3.50% 1/22/45	GBP	138,800	257,498
			881,343
Uruguay – 0.05%
Uruguay Government
International Bond
4.375% 10/27/27		953,000	1,010,180
			1,010,180
Total Sovereign Bonds
(cost $54,039,906)			52,967,398

Supranational Banks – 0.50%
Asian Development Bank
0.50% 3/24/20 @	AUD	420,000	292,037
Banque Ouest Africaine de
Developpement 144A
5.50% 5/6/21 #		360,000	375,300
European Bank for
Reconstruction &
Development 7.375%
4/15/19	IDR	9,200,000,000	688,546

34 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Supranational Banks (continued)
Inter-American
Development Bank
0.848% 10/15/20 @●		1,490,000	$1,487,951
6.00% 9/5/17	INR	67,600,000	992,036
International Bank for
Reconstruction &
Development 0.516%
4/17/19 @●		440,000	438,874
International Bank For
Reconstruction &
Development 0.795%
12/16/17 @●		585,000	585,841
International Bank for
Reconstruction &
Development
2.50% 11/25/24		440,000	470,061
3.50% 1/22/21	NZD	4,774,000	3,506,972
3.75% 2/10/20	NZD	500,000	370,140
4.625% 10/6/21	NZD	380,000	295,116
International Finance
0.717% 1/9/19 ●		600,000	599,917
3.00% 5/6/21	NZD	305,000	219,805
3.625% 5/20/20	NZD	163,000	120,271
Total Supranational
Banks (cost $10,244,162)			10,442,867

U.S. Treasury Obligations – 15.56%
U.S. Treasury Bonds
2.50% 2/15/45		43,900,000	45,720,313
2.50% 2/15/46		6,400,000	6,664,499
2.50% 5/15/46		5,290,000	5,512,757
2.75% 8/15/42		900,000	991,969
2.75% 11/15/42		1,400,000	1,540,602
2.875% 5/15/43		2,200,000	2,474,657
2.875% 8/15/45		16,700,000	18,752,931
3.00% 5/15/42		7,300,000	8,435,208
3.00% 11/15/44		2,500,000	2,875,293
3.00% 5/15/45		14,400,000	16,557,192
3.00% 11/15/45		7,330,000	8,428,642
3.125% 8/15/44 ∞		9,900,000	11,656,666
4.375% 5/15/40		100,000	142,328
U.S. Treasury Inflation Indexed
Bonds
0.125% 4/15/19		1,225,308	1,251,680
0.125% 4/15/20		12,055,942	12,337,484
0.125% 7/15/22		728,301	745,503
0.125% 7/15/24		35,871,984	36,273,427
0.375% 7/15/25		2,522,325	2,599,127
0.625% 1/15/26		7,451,356	7,852,351
0.75% 2/15/42		423,544	425,436
0.75% 2/15/45		6,502,720	6,545,690
1.00% 2/15/46		2,524,450	2,729,069
1.75% 1/15/28		32,229,498	37,725,497
2.375% 1/15/25		22,949,125	27,428,083
2.375% 1/15/27		6,133,843	7,534,046
2.50% 1/15/29		12,849,032	16,303,970
3.875% 4/15/29		276,530	398,871
U.S. Treasury Notes
0.46% 4/30/18 ●∞		8,095,000	8,098,108
1.125% 6/30/21		45,000	45,237
1.625% 5/15/26		1,070,000	1,083,125
2.00% 10/31/21		1,600,000	1,676,094
2.125% 9/30/21		20,900,000	22,029,499
2.25% 11/15/25		1,265,000	1,349,646
Total U.S. Treasury
Obligations
(cost $308,376,044)			324,185,000

		Number of
		shares
Common Stock – 0.00%
Century Communi-
cations @=†		1,975,000	0
Total Common Stock
(cost $59,790)			0

Exchange-Traded Fund – 0.02%
iShares iBoxx $ High Yield
Corporate Bond ETF		5,700	482,733
Total Exchange-Traded Fund
(cost $477,728)			482,733

Convertible Preferred Stock – 0.12%
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		203	242,585
Crown Castle International
4.50% exercise price
$85.77, expiration date
11/1/16		3,100	375,425
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17		6,250	308,375

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 35

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
Halcon Resources 5.75%
exercise price $30.78,
expiration date
12/31/49 @	248	$11,284
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49 @	305	430,050
Maiden Holdings 7.25%
exercise price $15.11,
expiration date 9/15/16	8,465	402,087
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	3,927	288,988
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	342	444,326
Total Convertible Preferred
Stock (cost $2,550,994)		2,503,120

Preferred Stock – 0.27%
General Electric 5.00% ●	2,448,000	2,600,388
Integrys Energy Group
6.00% @●	35,650	964,778
PNC Preferred Funding Trust II
144A 1.875% #●	2,000,000	1,765,000
USB Realty 144A
1.775% #@●	500,000	400,625
Total Preferred Stock
(cost $5,465,622)		5,730,791

	Number of
	contracts
Options Purchased – 0.01%
Futures Call Option – 0.00%
U. S. Treasury 10 yr Notes
Future exercise price $135,
expiration date 7/22/16	493	61,625
		61,625
Put Swaptions – 0.01%
1 yr IRS pay a fixed rate
1.25% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 7/5/16	191,900,000	0
2 yr IRS pay a fixed rate
1.15% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 7/5/16	78,500,000	0
2 yr IRS pay a fixed rate
1.25% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 7/5/16	121,300,000	0
2 yr IRS pay a fixed rate
1.25% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 7/5/16	57,300,000	0
30 yr IRS pay a fixed rate
2.905% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/20/18	4,400,000	127,151
		127,151
Total Options Purchased
(premium paid $712,366)		188,776

	Principal
	amount°
Short-Term Investments – 5.26%
Discount Notes – 5.26%≠
Federal Home Loan Bank
0.264% 8/5/16	26,748,735	26,742,503
0.309% 7/13/16	29,514,138	29,512,574
0.325% 8/3/16	9,430,826	9,428,752
0.334% 7/12/16	7,876,768	7,876,382
0.334% 7/21/16	10,939,955	10,938,981
0.339% 7/22/16	7,993,433	7,992,690
0.378% 7/18/16	5,321,234	5,320,830
0.39% 9/21/16	1,947,061	1,945,864
0.39% 9/23/16	2,375,044	2,373,548
0.424% 8/15/16	7,384,464	7,382,248
		109,514,372
Total Short-Term
Investments
(cost $109,505,766)		109,514,372

36 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

Total Value of Securities
Before Options
Written – 117.93%
(cost $2,421,717,255)		$2,457,506,515

	Number of	Value
	contracts	(U.S. $)
Options Written – (0.03%)
Currency Call Options – (0.01%)
AUD vs USD strike price
$0.74, expiration date
7/26/16 (DB)	(3,200,000)	(29,858)
AUD vs USD strike price
$0.75, expiration date
7/13/16 (CITI)	(5,800,000)	(21,144)
AUD vs USD strike price
$0.75, expiration date
7/15/16 (DB)	(4,300,000)	(14,428)
EUR vs JPY strike price
$1.1315, expiration date
9/26/16 (JPMC)	(3,100,000)	(111,288)
GBP vs USD strike price
$1.37, expiration date
9/26/16 (BNP)	(2,050,000)	(32,978)
GBP vs USD strike price
$1.38, expiration date
9/26/16 (BAML)	(2,050,000)	(28,521)
		(238,217)
Currency Put Options – (0.02%)
EUR vs JPY strike price
$1.1315, expiration date
9/26/16 (CITI)	(3,100,000)	(73,648)
EUR vs USD strike price
$1.09, expiration date
8/3/16 (BNP)	(2,000,000)	(9,799)
GBP vs USD strike price
$1.37, expiration date
9/26/16 (BNP)	(2,050,000)	(125,002)
GBP vs USD strike price
$1.38, expiration date
9/26/16 (BAML)	(2,050,000)	(135,986)
USD vs KRW strike price
$1.142, expiration date
7/14/16 (JPMC)	(4,700,000)	(18,946)
		(363,381)
Put Swaptions – 0.00%
5 yr IRS pay a fixed rate
2.80% and receive a
floating rate based on 1 yr
USD-ICE LIBOR expiration
date 8/20/18 (GSC)	(19,500,000)	(73,769)
5 yr CDX.O.P V1 IG 1.20%
9/21/16 (JPMC)	(12,500,000)	(8,013)
		(81,782)
Total Options Written
(premium
received $1,171,873)		(683,380)
Liabilities Net of
Receivables and Other
Assets – (17.90%)★		(373,023,728)
Net Assets Applicable to
218,168,917 shares
outstanding – 100.00%		$2,083,799,407
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $703,938,000,which represents 33.78% of the Fund’s net assets.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $20,005,196, which represents 0.96% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★

Of this amount, $6,565,410 represents cash collateral posted for certain open derivatives, $1,096,000 due to brokers on certain open derivatives, $265,665,551 receivable for securities sold and $663,674,110 payable for securities purchased as of June 30, 2016.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016,the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2016.

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 37

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(2,345,709)	USD	1,736,223	7/29/16	$(11,280)
BAML	AUD	(7,534,000)	USD	5,516,354	8/12/16	(93,354)
BAML	CAD	(1,948,754)	USD	1,525,392	7/29/16	16,829
BAML	EUR	770,000	USD	(854,438)	7/5/16	211
BAML	EUR	2,515,201	USD	(2,847,509)	7/29/16	(53,205)
BAML	EUR	(42,677,000)	USD	48,790,266	8/12/16	1,353,515
BAML	GBP	505,000	USD	(671,902)	7/5/16	393
BAML	GBP	(7,161,000)	USD	9,530,216	8/2/16	(5,715)
BAML	GBP	(133,000)	USD	192,212	8/12/16	15,086
BAML	JPY	(57,260,934)	USD	538,997	7/29/16	(16,012)
BAML	JPY	(14,700,000)	USD	133,957	8/12/16	(8,590)
BAML	MXN	4,160,000	USD	(217,600)	8/25/16	8,643
BAML	NZD	(3,426,460)	USD	2,420,897	7/29/16	(21,822)
BAML	TWD	(4,722,927)	USD	145,814	8/18/16	(1,092)
BB	COP	4,781,422,325	USD	(1,601,168)	7/29/16	24,552
BB	EUR	(114,461)	USD	126,833	7/29/16	(329)
BB	IDR	7,804,497,000	USD	(583,732)	7/29/16	6,478
BNP	AUD	(1,278,816)	USD	945,119	7/29/16	(7,571)
BNP	CAD	1,200,000	USD	(920,750)	7/28/16	8,186
BNP	CAD	1,281,000	USD	(984,964)	8/12/16	6,696
BNP	EUR	(882,000)	USD	974,955	8/12/16	(5,413)
BNP	GBP	2,317,000	USD	(3,283,031)	7/5/16	(198,459)
BNP	INR	38,831,774	USD	(575,191)	7/29/16	(3,105)
BNP	JPY	141,900,000	USD	(1,387,783)	7/5/16	(13,449)
BNP	JPY	(402,400,000)	USD	3,687,561	8/12/16	(214,556)
BNP	MXN	3,263,000	USD	(174,355)	8/25/16	3,105
BNP	NOK	(70,039)	USD	8,494	7/29/16	125
BNYM	BRL	1,832,251	USD	(562,092)	7/5/16	7,439
CITI	AUD	(1,496,000)	USD	1,094,164	8/12/16	(19,735)
CITI	CAD	(1,538,000)	USD	1,183,886	8/12/16	(6,723)
CITI	EUR	4,465,000	USD	(5,043,253)	8/12/16	(80,275)
CITI	GBP	(9,754,000)	USD	14,369,118	7/5/16	1,383,829
CITI	INR	23,338,266	USD	(345,164)	8/18/16	(2,517)
CITI	JPY	(141,900,000)	USD	1,278,812	7/5/16	(95,522)
CITI	JPY	(27,700,000)	USD	270,909	8/2/16	2,389
CITI	KRW	(1,465,505,500)	USD	1,231,000	8/18/16	(39,172)
CITI	MXN	(2,309,000)	USD	124,288	7/1/16	(1,995)
CITI	MXN	2,309,000	USD	(123,669)	8/25/16	1,906
CITI	MYR	(17,102,354)	USD	4,138,000	8/10/16	(147,356)
CITI	SGD	(17,306,682)	USD	12,740,085	8/18/16	(101,044)
CITI	THB	(4,239,616)	USD	120,358	8/18/16	(180)

38 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
DB	EUR	(1,208,000)	USD	1,339,942	8/12/16	$(2,785)
DB	SGD	5,431,000	USD	(3,986,347)	8/18/16	43,320
HSBC	GBP	(502,482)	USD	717,524	7/29/16	48,421
JPMC	AUD	12,217,000	USD	(9,038,096)	8/12/16	58,507
JPMC	CAD	(3,893,000)	USD	3,034,317	8/12/16	20,631
JPMC	EUR	(770,000)	USD	854,700	7/5/16	50
JPMC	EUR	2,643,000	USD	(2,913,592)	8/12/16	24,181
JPMC	GBP	6,932,000	USD	(10,017,791)	7/5/16	(789,370)
JPMC	JPY	(38,821)	USD	378	7/1/16	2
JPMC	JPY	(66,800,000)	USD	650,336	8/2/16	2,783
JPMC	JPY	(2,417,700,000)	USD	22,162,839	8/12/16	(1,281,865)
JPMC	KRW	(1,037,881,750)	USD	887,192	7/29/16	(12,587)
JPMC	KRW	(19,219,430,600)	USD	16,373,398	8/18/16	(284,324)
JPMC	MXN	(317,028,212)	USD	17,504,761	8/25/16	263,020
JPMC	PLN	(864,314)	USD	222,185	7/29/16	3,276
JPMC	SEK	813,406	USD	(98,817)	7/29/16	(2,555)
JPMC	SGD	(3,766,818)	USD	2,728,229	8/18/16	(66,656)
JPMC	TWD	(64,434,274)	USD	1,993,018	8/18/16	(11,210)
TD	EUR	(1,169,399)	USD	1,294,349	7/29/16	(4,814)
TD	JPY	60,018,033	USD	(565,609)	7/29/16	16,123
TD	NZD	(2,761,482)	USD	1,949,234	7/29/16	(19,423)
						$(304,364)

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
48	3Mo Euro Euribor	$13,358,804	$13,368,270	12/19/17	$9,466
55	3Mo Euro Euribor	15,304,425	15,312,469	12/18/18	8,044
(4)	90 Day Euro	(989,605)	(991,750)	12/19/17	(2,145)
(39)	90 Day Euro	(9,613,433)	(9,656,400)	9/18/18	(42,967)
(149)	90 Day Euro	(36,680,891)	(36,789,962)	12/17/19	(109,071)
(235)	90 Day Euro	(57,914,207)	(58,215,375)	6/19/18	(301,168)
(542)	90 Day Euro	(133,749,101)	(134,327,925)	3/20/18	(578,824)
(1,002)	90 Day Euro	(246,727,610)	(247,944,900)	12/18/18	(1,217,290)
(647)	90 Day Euro	(159,009,302)	(160,504,525)	9/19/17	(1,495,223)
(123)	90 Day Sterling	(20,224,903)	(20,402,471)	9/21/17	(177,568)
(915)	90 Day Sterling	(151,122,066)	(151,713,576)	6/21/18	(591,510)
(1,061)	90 Day Sterling	(174,633,882)	(175,956,738)	3/22/18	(1,322,856)
146	Euro-Btp	22,889,680	23,106,171	9/9/16	216,491
(43)	Euro-Bund Future	(7,845,784)	(7,974,841)	9/9/16	(129,057)
(83)	S&P500 Emini	(8,441,751)	(8,674,330)	9/19/16	(232,579)
(133)	U.S. Treasury 10 yr Notes	(17,451,039)	(17,686,922)	9/22/16	(235,883)
1,883	U.S. Treasury 5 yr Notes	225,858,151	230,034,930	10/3/16	4,176,779
460	U.S. Treasury Long Bonds	75,664,694	79,278,125	9/22/16	3,613,431
		$(671,327,820)			$1,588,070

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 39

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Swap Contracts

CDS Contracts1

						Upfront
						Payments	Unrealized
		Notional		Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]		Payments	Date	(Received)	(Depreciation)[3]
	Protection Purchased /
	Moody’s ratings:
GSC	VOLS USDBRL 0.2245 07		7,000	0.00%	7/13/16	$—	$30,333
	Protection Sold / Moody’s
	ratings:
	Citigroup CDS
BAML	6.125% 5/15/18 Baa1		700,000	1.00%	12/20/20	(1,329)	5,376
BAML	Italy Government CDS		9,800,000	1.00%	6/20/21	(162,989)	(75,987)
	Volkswagen International CDS
BAML	5.375% 5/22/18 A3	EUR	1,800,000	1.00%	12/20/16	(5,145)	11,419
DB	CMBX.NA.AAA.[4]		14,200,000	0.50%	10/17/57	(950,472)	420,324
HSBC	CDX.EM.25[5]		2,425,000	1.00%	6/20/21	(212,251)	29,120
	Mexico LA 5 yr CDS
JPMC	5.95% 3/19/19 A3		14,300,000	1.00%	12/20/19	(69,106)	(163,751)
	Volkswagen International 2 yr CDS
JPMC	5.375% 5/22/18 A3	EUR	2,500,000	1.00%	12/20/17	(33,504)	51,297
							$277,798

Interest Rate Swap Contracts6

				Fixed	Variable
				Interest	Interest		Upfront
				Rate	Rate		Payments	Unrealized
	Swap Referenced			Received	Received	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[2]		(Paid)	(Paid)	Date	(Received)	(Depreciation)[3]
CME	BAML - 10 yr		3,725,000	1.69%	0.654%	4/5/26	$—	$(105,128)
CME	BAML - 10 yr		30,100,000	1.45%	0.654%	6/28/21	—	(103,156)
CME	HSBC - 7 yr		3,450,000	1.42%	0.654%	4/6/23	—	(58,605)
	JPMC - 2 yr
CME	TIEE-Banxico 28D	MXN	139,300,000	4.04%	4.100%	2/3/17	(8,764)	(19,966)
	JPMC - 10 yr
CME	TIEE-Banxico 28D	MXN	162,900,000	6.96%	4.092%	7/27/20	548,648	(20,191)
	JPMC - 10 yr
CME	TIEE-Banxico 28D	MXN	312,900,000	5.99%	4.099%	1/8/30	(573,574)	(172,866)
	JPMC - 10 yr
CME	USD-BBA-LIBOR 3M		10,700,000	2.35%	0.633%	8/5/25	—	(952,111)
	JPMC - 2 yr
CME	TIEE-Banxico 28D	MXN	96,300,000	4.39%	4.097%	7/28/17	—	(24,287)
	JPMC - 30 yr
CME	USD-BBA-LIBOR 3M		28,500,000	2.75%	0.655%	12/16/45	(403,273)	(5,643,598)
	JPMC - 30 yr
CME	USD-BBA-LIBOR 3M		1,400,000	2.50%	0.654%	6/15/46	(59,493)	(154,242)
	JPMC - 4 yr
CME	USD-BBA-LIBOR 3M		1,600,000	2.00%	0.655%	12/16/19	(5,694)	(57,015)

40 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

				Fixed	Variable
				Interest	Interest		Upfront
				Rate	Rate		Payments	Unrealized
	Swap Referenced			Received	Received	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[2]		(Paid)	(Paid)	Date	(Received)	(Depreciation)[3]
	JPMC - 5 yr
CME	TIEE-Banxico 28D	MXN	35,400,000	5.62%	4.092%	6/2/20	$13,729	$3,652
	JPMC - 5 yr
CME	TIEE-Banxico 28D	MXN	3,900,000	5.50%	4.092%	9/22/20	—	645
	JPMC - 5 yr
CME	USD-BBA-LIBOR 3M		1,700,000	2.00%	0.655%	12/16/20	(22,367)	(56,404)
	JPMC - 5 yr
CME	USD-BBA-LIBOR 3M		2,900,000	2.00%	0.654%	6/15/21	(88,382)	(54,005)
	JPMC - 7 yr
CME	TIEE-Banxico 28D	MXN	118,200,000	5.82%	4.114%	1/12/23	51,605	(24,914)
	JPMC -
CME	GBP-BBA-LIBOR 6M	GBP	3,200,000	1.50%	0.712%	12/16/17	(4,042)	(56,343)
	JPMC- 2 yr
CME	GBP-BBA-LIBOR 6M	GBP	2,900,000	1.50%	0.684%	9/21/18	(3,742)	(75,355)
CME	MSC - 3 yr		5,100,000	0.98%	0.654%	4/6/19	—	(25,299)
CME	MSC - 5 yr		5,035,000	1.20%	0.654%	4/6/21	—	(52,488)
LCH	CSFB - 10 yr		900,000	1.75%	0.654%	12/21/26	(5,733)	(20,479)
	JPMC - 10 yr
LCH	USD-BBA-LIBOR 3M		7,300,000	2.50%	0.655%	12/16/25	(72,843)	(697,421)
	JPMC - 30 yr
LCH	USD-BBA-LIBOR 3M		31,000,000	2.50%	0.654%	6/15/46	(1,963,466)	(3,017,354)
	JPMC - 5 yr
LCH	USD-BBA-LIBOR 3M		43,000,000	2.00%	0.655%	12/16/20	152,054	(2,164,878)
	JPMC - 5 yr
LCH	USD-BBA-LIBOR 3M		40,400,000	2.00%	0.654%	6/15/21	(1,298,892)	(709,850)
	JPMC - 7 yr
LCH	USD-BBA-LIBOR 3M		42,500,000	2.25%	0.655%	12/16/22	358,486	(3,414,025)
								$(17,675,683)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2 Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

3 Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of ($181,682).

4 Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America.

5 Markit’s Emerging Markets CDX Index, or the CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle east, Eastern Europe, Africa and Asia.

6 An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 41

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BBA – LIBOR – British Bankers Association Rate
BCLY – Barclays Bank
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.OP.IG – Credit Default Swap Index Option Investment Grade
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
COP – Colombian Peso
CSFB – Credit Suisse First Boston
DB – Deutsche Bank
EUR – European Monetary Unit
EURIBOR – Euro Interbank Offer Rate
EURX – Euronext Exchange
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swaptions
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LCH – London Clearing House
M – Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – MBIA Insurance Group
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PHP – Philippine Peso
PIK – Payment-in-Kind
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
THB – Thailand Baht
TIEE – Banxico – Interbank Equilibrium Interest Rate Banco de Mexico
TWD – Taiwan Dollar
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year
ZAR – South African Rand

42 NQ-OPTFI [6/16] 8/16 (17355)

Notes

Optimum Fixed Income Fund
June 30, 2016 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded Funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,421,717,255
Aggregate unrealized appreciation of investments	$62,781,688
Aggregate unrealized depreciation of investments	(26,992,428)
Net unrealized appreciation of investments	$35,789,260

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-OPTFI [6/16] 8/16 (17355) 43

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities[1]	$—	$949,316,872	$1,743,374	$951,060,246
Corporate Debt	—	833,788,162	—	833,788,162
Foreign Debt	—	76,000,707	—	76,000,707
Municipal Bonds	—	40,225,710	—	40,225,710
Senior Secured Loans[1]	—	108,346,318	5,480,580	113,826,898
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	2,491,836	11,284	—	2,503,120
Exchange-Traded Fund	482,733	—	—	482,733
Preferred Stock	—	5,730,791	—	5,730,791
U.S. Treasury Obligations	—	324,185,000	—	324,185,000
Short-Term Investments	—	109,514,372	—	109,514,372
Options Purchased[1]	61,625	127,151	—	188,776
Total Value of Securities	$3,036,194	$2,447,246,367	$7,223,954	$2,457,506,515
Foreign Currency Exchange
Contracts	$—	$(304,364)	$—	$(304,364)
Futures Contracts	1,588,070	—	—	1,588,070
Swap Contracts	—	(17,367,552)	—	(17,367,552)
Options Written	—	(683,380)	—	(683,380)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1, Level 2, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset &
Mortgage-Backed Securities	—	99.82%	0.18%	100.00%
Senior Secured Loans	—	95.19%	4.81%	100.00%
Convertible Preferred Stock	99.55%	0.45%	—	100.00%
Options purchased	32.64%	67.36%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in these tables.

44 NQ-OPTFI [6/16] 8/16 (17355)

(Unaudited)

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTFI [6/16] 8/16 (17355) 45

Schedule of investments

Optimum International Fund
June 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.20%Δ
Australia – 3.13%
Atlassian †	27,369	$708,857
BHP Billiton ADR	77,993	2,227,480
Cochlear	31,291	2,854,972
Goodman Group	155,217	832,508
Orora	608,786	1,264,019
OZ Minerals	215,351	924,164
Qantas Airways †	2,425,942	5,138,926
St Barbara †	1,785,311	3,932,666
		17,883,592
Austria – 2.48%
Conwert Immobilien Invest †	221,795	3,571,866
Erste Group Bank †	149,667	3,407,616
Schoeller-Bleckmann Oilfield Equipment *	52,955	3,203,678
voestalpine	118,751	3,996,595
		14,179,755
Belgium – 0.43%
Delhaize Group	17,672	1,866,770
KBC Groep †	12,399	609,794
		2,476,564
Bermuda – 0.93%
Everest Re Group	28,993	5,296,151
		5,296,151
Brazil – 1.39%
Banco Bradesco ADR	391,462	3,057,318
JBS	572,300	1,781,590
Qualicorp	534,867	3,111,996
		7,950,904
Canada – 2.43%
Constellation Software	3,600	1,393,271
Crescent Point Energy	106,300	1,679,309
Dominion Diamond	96,800	856,398
H&R Real Estate Investment Trust	61,200	1,066,304
Magna International Class A	109,478	3,842,894
Rogers Communications Class B	69,149	2,793,620
Teck Resources Class B	160,700	2,115,799
Tourmaline Oil †	6,200	163,212
		13,910,807
China/Hong Kong – 4.65%
Anhui Conch Cement *	1,171,500	2,836,467
BYD Class H †	462,500	2,792,726
China Life Insurance Class H	2,428,000	5,235,065
China Telecom	3,326,000	1,495,758
CLP Holdings	889,500	9,086,410
Orient Overseas International	898,000	3,065,571
Wharf Holdings	179,000	1,092,352
Yue Yuen Industrial Holdings	255,500	1,012,628
		26,616,977
Colombia – 0.60%
Bancolombia ADR	98,412	3,436,547
		3,436,547
Czech Republic – 0.48%
Komercni banka	72,587	2,721,583
		2,721,583
Denmark – 2.07%
Coloplast Class B	16,477	1,233,380
Danske Bank	77,622	2,043,041
H. Lundbeck †	120,093	4,501,968
Novo Nordisk Class B	21,347	1,149,598
Vestas Wind Systems	43,153	2,933,086
		11,861,073
Finland – 0.81%
Neste	129,658	4,649,397
		4,649,397
France – 4.03%
Atos	27,604	2,275,921
Derichebourg	140,436	359,290
GDF Suez VVPR Strip @=†	8,820	0
Gecina	15,115	2,047,300
Ipsen	20,818	1,275,537
IPSOS	33,336	948,831
Metropole Television	38,968	647,881
Peugeot †	151,146	1,811,650
Safran	57,699	3,885,555
Societe Generale	88,414	2,766,113
Sodexo	42,374	4,539,503
Thales	29,752	2,470,733
		23,028,314
Germany – 4.51%
adidas	14,975	2,149,650
BASF	8,095	620,714
Continental	20,471	3,873,660
Deutsche Lufthansa	417,193	4,905,155
Deutsche Post	29,926	843,091
E.ON	79,410	801,630
HOCHTIEF	9,954	1,285,169
Merck	32,946	3,348,731
METRO	108,101	3,324,767

(continues)     NQ-OPTIE [6/16] 8/16 (17328) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Germany (continued)
SAP	8,822	$662,578
TUI	84,474	959,546
Vonovia	82,639	3,017,478
		25,792,169
India – 2.23%
Bharat Petroleum	130,710	2,079,831
ICICI Bank ADR	685,922	4,924,920
Yes Bank	348,738	5,745,941
		12,750,692
Indonesia – 1.13%
Indofood Sukses Makmur	4,762,500	2,620,417
Telekomunikasi Indonesia Persero	12,715,200	3,868,546
		6,488,963
Ireland – 2.03%
ICON †	165,666	11,598,277
		11,598,277
Israel – 3.79%
Bank Hapoalim	842,393	4,243,882
Bank Leumi Le-Israel †	282,221	990,924
Check Point Software Technologies †	44,583	3,552,373
Plus500	91,064	792,231
Taro Pharmaceutical Industries †	47,867	6,969,435
Teva Pharmaceutical Industries ADR	102,211	5,134,059
		21,682,904
Italy – 1.53%
Enel	588,981	2,614,751
La Doria	45,778	574,201
Prysmian	216,459	4,751,094
Recordati	26,065	784,021
		8,724,067
Japan – 16.45%
Adastria	53,400	2,116,066
Chubu Electric Power	171,500	2,440,621
Daiichi Sankyo	175,700	4,268,651
Daito Trust Construction	37,100	6,023,644
Daiwa House Industry	224,600	6,595,830
Denso	197,800	6,959,659
Fuji Electric	367,000	1,528,017
Fujitsu	207,000	761,205
Gurunavi	56,900	1,649,807
Hisamitsu Pharmaceutical	15,200	876,454
Hitachi	708,000	2,966,418
Iida Group Holdings	173,800	3,559,263
Japan Airlines	42,200	1,357,684
Kaken Pharmaceutical	37,300	2,445,465
Konami Holdings	62,200	2,372,920
Lion	83,000	1,369,459
Medipal Holdings	43,600	716,820
Mixi	122,300	5,056,538
Morinaga	180,000	1,134,908
Nichi-iko Pharmaceutical	52,200	1,066,697
Nippon Telegraph & Telephone	98,600	4,623,839
NTT Data	72,300	3,414,613
Obayashi	344,000	3,662,536
Oracle Japan	11,300	602,550
Otsuka Holdings	118,500	5,460,821
Secom	98,700	7,297,167
Suzuken	82,300	2,590,496
T-Gaia	78,900	1,111,637
Tokyo Electric Power †	696,800	2,950,976
Yamazaki Baking	256,000	7,146,923
		94,127,684
Mexico – 0.72%
Grupo Financiero Banorte Class O	736,400	4,115,692
		4,115,692
Netherlands – 3.03%
Core Laboratories *	64,025	7,932,057
Heineken	17,167	1,574,589
Royal Dutch Shell Class A	285,958	7,843,949
		17,350,595
New Zealand – 1.13%
Fisher & Paykel Healthcare	137,547	988,233
Spark New Zealand	1,608,376	4,087,926
Xero Private Placement †	104,850	1,362,505
		6,438,664
Norway – 2.34%
DNB	484,845	5,803,496
Norsk Hydro	842,321	3,083,595
Statoil ADR *	261,502	4,526,600
		13,413,691
Peru – 1.08%
Credicorp	40,010	6,174,743
		6,174,743

2 NQ-OPTIE [6/16] 8/16 (17328)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Portugal – 0.11%
Jeronimo Martins	39,390	$621,249
		621,249
Republic of Korea – 3.84%
Hyundai Mobis	20,278	4,461,229
Korea Electric Power	80,594	4,230,540
Samsung Electronics	9,774	12,172,063
SK Hynix	39,595	1,126,754
		21,990,586
Singapore – 2.35%
DBS Group Holdings	536,200	6,322,293
Singapore Airlines	385,200	3,058,842
Singapore Exchange	297,300	1,693,513
United Industrial @	1,141,000	2,344,651
		13,419,299
Spain – 1.97%
Amadeus IT Holding	192,611	8,486,200
Banco Santander	158,827	616,356
Iberdrola	315,132	2,149,694
		11,252,250
Sweden – 1.50%
Electrolux Class B	65,766	1,793,100
Ericsson Class B	80,916	621,642
Getinge Class B	241,112	4,977,999
Svenska Cellulosa Class B	36,398	1,169,492
		8,562,233
Switzerland – 6.18%
Credit Suisse Group ADR	271,851	2,908,806
dorma+kaba Holding Class B †	1,556	1,087,047
Galenica	4,855	6,544,928
Lonza Group †	36,991	6,144,641
Nestle	36,651	2,839,658
Novartis ADR	83,975	6,928,777
Roche Holding	29,284	7,727,457
Swiss Life Holding †	3,076	710,857
Zehnder Group †	11,237	436,506
		35,328,677
Taiwan – 3.67%
Advanced Semiconductor Engineering	3,822,000	4,348,274
AU Optronics	4,201,000	1,454,335
Chunghwa Telecom	656,000	2,372,534
Hon Hai Precision Industry	1,849,000	4,763,551
Taiwan Semiconductor Manufacturing	1,604,000	8,083,674
		21,022,368
Thailand – 0.28%
Tipco Asphalt NVDR	2,077,900	1,616,205
		1,616,205
Turkey – 0.74%
Akbank	1,477,950	4,235,979
		4,235,979
United Kingdom – 12.77%
Aggreko	83,667	1,430,959
ARM Holdings ADR *	248,589	11,313,285
Barclays	1,601,795	2,979,157
British American Tobacco	40,185	2,605,155
Compass Group	75,319	1,432,974
Debenhams	1,953,525	1,443,646
Diageo	245,236	6,850,830
Great Portland Estates	93,186	780,008
HSBC Holdings	627,750	3,889,259
Inchcape	147,730	1,242,163
Investec	329,179	2,046,099
ITV	1,381,632	3,312,706
Kingfisher	419,430	1,801,488
Land Securities Group	74,437	1,035,827
Legal & General Group	758,466	1,941,747
Metro Bank †	60,572	1,457,907
Mondi	232,233	4,347,977
National Grid	176,813	2,600,093
Persimmon	146,785	2,846,410
Rio Tinto	164,797	5,119,673
Rio Tinto ADR *	112,568	3,523,378
Shire	146,490	9,053,450
		73,054,191
United States – 2.39%
Carnival	138,676	6,129,479
Carnival - London Stock Exchange	70,302	3,118,583
Project Star @=†	142	3,345,568
Project Star Series G @=†	47	1,107,336
		13,700,966
Total Common Stock
(cost $581,988,942)		567,473,808

(continues)     NQ-OPTIE [6/16] 8/16 (17328) 3

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Preferred Stock – 0.12%Δ
Brazil – 0.12%
Vale Class A 2.66%	174,700	$705,370
Total Preferred Stock
(cost $621,165)		705,370

	Principal
	amount°
Short-Term Investments – 0.54%
Discount Notes – 0.54%≠
Federal Home Loan Bank
0.269% 8/5/16	1,452,737	1,452,399
0.325% 8/3/16	537,636	537,518
0.34% 7/22/16	165,316	165,301
0.344% 7/13/16	19,079	19,078
0.349% 7/25/16	11,801	11,800
0.38% 7/18/16	366,308	366,280
0.39% 9/21/16	148,964	148,873
0.39% 9/23/16	181,708	181,594
0.53% 8/15/16	206,414	206,352
		3,089,195
Total Short-Term
Investments
(cost $3,088,888)		3,089,195

Total Value of Securities
Before Securities Lending
Collateral – 99.86%
(cost $585,698,995)		571,268,373

	Number of
	shares
Securities Lending Collateral** – 4.91%
Separate Account
Optimum International
Fund	28,086,963	28,086,963
Total Securities Lending
Collateral
(cost $28,086,963)		28,086,963
Total Value of
Securities – 104.77%■
(cost $613,785,958)		599,355,336
Obligation to Return
Securities Lending
Collateral – (4.91%)		(28,086,963)
Receivables and Other
Assets Net of
Liabilities – 0.14%		793,406
Net Assets Applicable to
51,807,197 Shares
Outstanding – 100.00%		$572,061,779
____________________

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $6,797,555, which represents 1.19% of the Fund’s net assets.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $4,452,904, which represents 0.79% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
■	Includes $30,626,947 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

4 NQ-OPTIE [6/16] 8/16 (17328)

(Unaudited)

The following foreign currency exchange contracts were outstanding at June 30, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contract to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BBH	EUR	(52,557)	USD	58,036	7/1/16	$(291)
BBH	GBP	2,851,653	USD	(3,828,500)	7/1/16	(32,273)
BBH	GBP	2,953,546	USD	(3,932,050)	7/4/16	(74)
BBH	GBP	1,576,894	USD	(2,091,119)	7/5/16	8,166
BBH	HKD	(2,106,777)	USD	271,506	7/5/16	(75)
BBH	JPY	(11,984,140)	USD	116,875	7/1/16	819
BBH	JPY	(406,585,186)	USD	3,932,050	7/4/16	(5,706)
BBH	JPY	(87,135,093)	USD	848,026	7/5/16	4,103
BBH	SGD	(15,013)	USD	11,075	7/1/16	(70)
BBH	SGD	(5,527)	USD	4,099	7/5/16	(4)
BNYM	TWD	(8,021,173)	USD	248,323	7/1/16	(424)
SSB	AUD	(1,073,752)	USD	798,979	7/5/16	(1,680)
SSB	CAD	(11,508,234)	USD	8,890,920	7/6/16	(16,962)
SSB	DKK	29,414,196	USD	(4,389,548)	7/4/16	(33)
SSB	EUR	3,413,457	USD	(3,788,657)	7/4/16	(66)
SSB	EUR	2,868,385	USD	(3,183,793)	7/5/16	(69)
SSB	EUR	8,009,824	USD	(8,890,920)	7/6/16	(234)
SSB	HKD	(24,727,494)	USD	3,183,793	7/5/16	(3,787)
SSB	JPY	(1,027,271,312)	USD	9,939,623	7/4/16	(9,445)
SSB	JPY	(92,000,000)	USD	890,868	7/5/16	(173)
SSB	SEK	14,900,192	USD	(1,761,418)	7/4/16	(31)
SSB	SGD	(811,672)	USD	602,265	7/5/16	(256)
						$(58,565)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BBH – Brown Brothers Harriman
BNYM – BNY Mellon
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
NVDR – Non-Voting Depositary Receipt
SEK – Swedish Krona
SGD – Singapore Dollar
SSB – State Street Bank
TWD – Taiwan Dollar
USD – U.S. Dollar
VVPR Strip – Dividend Coupon

NQ-OPTIE [6/16] 8/16 (17328) 5

Notes

Optimum International Fund
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$613,785,958
Aggregate unrealized appreciation of investments	$60,670,017
Aggregate unrealized depreciation of investments	(75,100,639)
Net unrealized depreciation of investments	$(14,430,622)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6 NQ-OPTIE [6/16] 8/16 (17328)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$2,936,337	$14,947,255	$—	$17,883,592
Austria	—	14,179,755	—	14,179,755
Belgium	609,794	1,866,770	—	2,476,564
Bermuda	5,296,151	—	—	5,296,151
Brazil	7,950,904	—	—	7,950,904
Canada	13,910,807	—	—	13,910,807
China/Hong Kong	—	26,616,977	—	26,616,977
Colombia	3,436,547	—	—	3,436,547
Czech Republic	—	2,721,583	—	2,721,583
Denmark	3,276,421	8,584,652	—	11,861,073
Finland	—	4,649,397	—	4,649,397
France	—	23,028,314	—	23,028,314
Germany	—	25,792,169	—	25,792,169
India	4,924,920	7,825,772	—	12,750,692
Indonesia	—	6,488,963	—	6,488,963
Ireland	11,598,277	—	—	11,598,277
Israel	16,448,098	5,234,806	—	21,682,904
Italy	2,614,751	6,109,316	—	8,724,067
Japan	—	94,127,684	—	94,127,684
Mexico	4,115,692	—	—	4,115,692
Netherlands	7,932,057	9,418,538	—	17,350,595
New Zealand	1,362,505	5,076,159	—	6,438,664
Norway	4,526,600	8,887,091	—	13,413,691
Peru	6,174,743	—	—	6,174,743
Portugal	—	621,249	—	621,249
Republic of Korea	—	21,990,586	—	21,990,586
Singapore	—	13,419,299	—	13,419,299
Spain	—	11,252,250	—	11,252,250
Sweden	1,169,492	7,392,741	—	8,562,233
Switzerland	9,837,583	25,491,094	—	35,328,677
Taiwan	—	21,022,368	—	21,022,368
Thailand	—	1,616,205	—	1,616,205
Turkey	—	4,235,979	—	4,235,979
United Kingdom	16,294,570	56,759,621	—	73,054,191
United States	6,129,479	3,118,583	4,452,904	13,700,966
Preferred Stock	705,370	—	—	705,370
Short-Term Investments	—	3,089,195	—	3,089,195
Securities Lending Collateral	—	28,086,963	—	28,086,963
Total Value of Securities	$131,251,098	$463,651,334	$4,452,904	$599,355,336

(continues)     NQ-OPTIE [6/16] 8/16 (17328) 7

(Unaudited)

2. Investments (continued)

Securities	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange
Contracts	$—	$(58,565)	$—	$(58,565)

The securities that have been deemed worthless in the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at June 30, 2016, the majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the treshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

8 NQ-OPTIE [6/16] 8/16 (17328)

(Unaudited)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the period ended June 30, 2016, the value of securities on loan was $30,626,947, for which the Fund received collateral, comprised of non-cash collateral valued at $2,718,561, and cash collateral of $28,086,963. At June 30, 2016, the value of invested collateral was $28,086,963. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTIE [6/16] 8/16 (17328) 9

Schedule of investments

Optimum Large Cap Growth Fund
June 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.19%✧
Consumer Discretionary – 22.40%
Amazon.com †	136,550	$97,717,911
AutoZone †	10,186	8,086,054
BorgWarner	100,700	2,972,664
CBS Class B	214,650	11,685,546
Coach	94,750	3,860,115
Comcast Class A	229,300	14,948,067
Ctrip.com International ADR †	23,200	955,840
Delphi Automotive (United Kingdom)	182,050	11,396,330
Dollar General	20,750	1,950,500
Dollar Tree †	50,200	4,730,848
Ferrari (Italy)	79,890	3,269,898
Flipkart Limited @=†	1,530	147,324
Flipkart Limited Series A @=†	522	50,263
Flipkart Limited Series C @=†	921	88,683
Flipkart Limited Series E @=†	1,712	164,848
Flipkart Limited Series G @=†	7,188	692,133
Flipkart Limited Series H @=†	6,977	671,815
Hanesbrands	287,500	7,224,875
Hilton Worldwide Holdings	184,500	4,156,785
Home Depot	49,800	6,358,962
Las Vegas Sands	77,600	3,374,824
Lowe’s	161,800	12,809,706
Marriott International Class A	83,500	5,549,410
MGM Resorts International †	388,170	8,784,287
Netflix †	106,750	9,765,490
Newell Brands	272,097	13,215,751
Norwegian Cruise Line Holdings †	108,350	4,316,664
Priceline Group †	23,700	29,587,317
PVH	12,250	1,154,318
Ross Stores	97,700	5,538,613
Royal Caribbean Cruises	89,500	6,009,925
ServiceMaster Global Holdings †	107,200	4,266,560
Signet Jewelers (Bermuda)	40,300	3,321,123
Starbucks	212,750	12,152,280
Tesla Motors †	62,876	13,347,317
Time Warner	34,550	2,540,807
Tractor Supply	79,800	7,276,164
Walt Disney	12,400	1,212,968
		325,352,985
Consumer Staples – 4.95%
Church & Dwight	38,050	3,914,965
Costco Wholesale	52,950	8,315,268
CVS Health	56,550	5,414,097
Molson Coors Brewing Class B	111,650	11,291,165
Mondelez International	113,600	5,169,936
PepsiCo	134,050	14,201,257
Philip Morris International	146,700	14,922,324
Walgreens Boots Alliance	104,200	8,676,734
		71,905,746
Energy – 0.81%
Anadarko Petroleum	70,100	3,732,825
EOG Resources	23,350	1,947,857
Halliburton	94,000	4,257,260
Pioneer Natural Resources	3,900	589,719
Weatherford International (Switzerland) †	223,248	1,239,026
		11,766,687
Financials – 4.71%
American Tower	126,700	14,394,387
Bank of America	262,199	3,479,381
BlackRock	5,200	1,781,156
Blackstone Mortgage Trust	194,500	5,381,815
Crown Castle International	110,150	11,172,515
Goldman Sachs Group	13,200	1,961,256
Intercontinental Exchange	32,500	8,318,700
Morgan Stanley	493,500	12,821,130
State Street	76,100	4,103,312
TD Ameritrade Holding	172,272	4,905,445
WeWork Companies @=†	2,473	93,094
		68,412,191
Healthcare – 18.76%
Acadia Healthcare †	15,950	883,630
ACADIA Pharmaceuticals †	74,650	2,423,139
Aetna	105,079	12,833,298
Alexion Pharmaceuticals †	58,949	6,882,885
Allergan †	142,168	32,853,603
Anthem	61,200	8,038,008
Biogen †	46,800	11,317,176
BioMarin Pharmaceutical †	63,100	4,909,180
Boston Scientific †	166,000	3,879,420
Bristol-Myers Squibb	425,900	31,324,945
Celgene †	129,940	12,815,982
Cigna	43,300	5,541,967
DexCom †	50,500	4,006,165
Edwards Lifesciences †	68,500	6,831,505
Eli Lilly	42,150	3,319,313
Gilead Sciences	101,450	8,462,959
HCA Holdings †	38,609	2,973,279
Humana	57,957	10,425,305
Illumina †	19,000	2,667,220
Incyte †	44,150	3,531,117

(continues)     NQ-OPTLG [6/16] 8/16 (17327) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Healthcare (continued)
Intuitive Surgical †	18,400	$12,169,944
McKesson	38,200	7,130,030
Medtronic (Ireland)	59,900	5,197,523
STERIS (United Kingdom)	41,900	2,880,625
Stryker	84,850	10,167,576
Thermo Fisher Scientific	96,215	14,216,728
UnitedHealth Group	204,900	28,931,880
Vertex Pharmaceuticals †	143,950	12,382,579
Zoetis	73,600	3,493,056
		272,490,037
Industrials – 9.04%
3M	8,850	1,549,812
American Airlines Group	352,500	9,979,275
Boeing	69,800	9,064,926
Danaher	197,200	19,917,200
Delta Air Lines	167,117	6,088,072
Eaton	41,800	2,496,714
FedEx	29,200	4,431,976
Flowserve	31,706	1,432,160
General Electric	124,265	3,911,862
HD Supply Holdings †	204,150	7,108,503
Honeywell International	242,550	28,213,416
IHS Class A †	20,300	2,346,883
Illinois Tool Works	9,900	1,031,184
Kansas City Southern	11,700	1,054,053
Lockheed Martin	15,600	3,871,452
Roper Technologies	34,800	5,935,488
Southwest Airlines	80,450	3,154,445
Stericycle †	40,150	4,180,418
Tyco International
(Switzerland)	87,400	3,723,240
Union Pacific	27,353	2,386,549
United Continental Holdings †	45,087	1,850,370
Verisk Analytics Class A †	50,450	4,090,486
Wabtec	50,447	3,542,893
		131,361,377
Information Technology – 33.08%
Activision Blizzard	93,550	3,707,387
Adobe Systems †	71,900	6,887,301
Alibaba Group Holding ADR †	62,530	4,973,011
Alphabet Class A †	35,000	24,623,550
Alphabet Class C †	103,128	71,374,889
Apple	533,000	50,954,800
ASML Holding (Netherlands)	99,150	9,836,672
Broadcom	77,410	12,029,514
comScore †	36,150	863,262
Dropbox Class A @=†	61,727	452,616
Electronic Arts †	85,800	6,500,208
Equinix	6,400	2,481,472
Facebook Class A †	560,229	64,022,970
Fiserv †	47,700	5,186,421
MasterCard Class A	198,100	17,444,686
Microsemi †	47,950	1,567,006
Microsoft	1,024,950	52,446,691
Mobileye (Israel) †	184,300	8,503,602
NetSuite †	47,900	3,487,120
NXP Semiconductors
(Netherlands) †	187,000	14,649,580
Palo Alto Networks †	41,950	5,144,748
PayPal Holdings †	148,200	5,410,782
S&P Global	20,950	2,247,097
Sabre	144,700	3,876,513
salesforce.com †	262,850	20,872,919
ServiceNow †	141,880	9,420,832
Tencent Holdings (China)
(Hong Kong Exchange)	462,000	10,598,129
VeriSign †	74,600	6,449,916
Visa Class A	577,715	42,849,122
Western Digital	33,250	1,571,395
Yahoo †	269,800	10,133,688
		480,567,899
Materials – 1.17%
Air Products & Chemicals	25,750	3,657,530
Ashland	47,100	5,405,667
Martin Marietta Materials	14,600	2,803,200
Monsanto	13,750	1,421,887
Sherwin-Williams	12,450	3,656,192
		16,944,476
Telecommunication Services – 1.27%
AT&T	114,150	4,932,421
Level 3 Communications †	90,700	4,670,143
T-Mobile US †	90,800	3,928,916
Verizon Communications	88,150	4,922,296
		18,453,776

Total Common Stock
(cost $1,244,830,062)		1,397,255,174

Convertible Preferred Stock – 0.61%
Airbnb Private
Placement @=†	36,741	3,249,209
LivingSocial Private Placement
Series F @=†	14,824	0
Magic Leap =†	43,435	950,416

2 NQ-OPTLG [6/16] 8/16 (17327)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
Snapchat @=†	37,203	$1,085,732
Uber Technologies
Series G @=†	34,197	1,584,470
WeWork Companies
Series E @†	22,244	837,358
Xiaoju Kuaizhi (China) @=†	32,416	1,177,211
Total Convertible Preferred
Stock (cost $7,754,618)		8,884,396

U.S. Master Limited Partnerships – 0.37%
Blackstone Group	218,350	5,358,309
Total U.S. Master Limited
Partnerships
(cost $6,936,814)		5,358,309

	Principal
	amount°
Short-Term Investments – 2.34%
Discount Notes – 1.55%≠
Federal Home Loan Bank
0.243% 8/5/16	3,258,973	3,258,213
0.313% 7/13/16	7,710,314	7,709,905
0.325% 8/3/16	1,848,350	1,847,944
0.335% 7/12/16	1,755,247	1,755,161
0.335% 7/21/16	2,437,844	2,437,627
0.34% 7/22/16	3,437,228	3,436,908
0.35% 7/25/16	395,259	395,216
0.38% 7/18/16	851,887	851,823
0.53% 8/15/16	750,946	750,721
		22,443,518
Repurchase Agreements – 0.79%
Bank of America Merrill Lynch
0.29%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price
$4,075,373 (collateralized
by U.S. government
obligations
4.25% 11/15/40;
market value $4,156,849)	4,075,341	4,075,341
Bank of Montreal
0.30%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price
$6,792,291 (collateralized
by U.S. government
obligations 0.00%–8.75%
11/3/16–8/25/45; market
value $6,928,079)	6,792,234	6,792,234
BNP Paribas
0.40%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price $676,433
(collateralized by U.S.
government obligations
0.00%–1.50%
8/31/18–5/15/44; market
value $689,954)	676,425	676,425
		11,544,000
Total Short-Term
Investments
(cost $33,985,866)		33,987,518
Total Value of
Securities – 99.51%
(cost $1,293,507,360)		1,445,485,397
Receivables and Other
Assets Net of
Liabilities – 0.49%		7,172,226
Net Assets Applicable to
93,987,575 Shares
Outstanding – 100.00%		$1,452,657,623
____________________

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $10,294,756, which represents 0.71% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $10,407,814, which represents 0.72% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-OPTLG [6/16] 8/16 (17327) 3

Notes

Optimum Large Cap Growth Fund
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,293,507,360
Aggregate unrealized appreciation of investments	$205,453,465
Aggregate unrealized depreciation of investments	(53,475,428)
Net unrealized appreciation of investments	$151,978,037

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4 NQ-OPTLG [6/16] 8/16 (17327)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$323,537,919	$—	$1,815,066	$325,352,985
Consumer Staples	71,905,746	—	—	71,905,746
Energy	11,766,687	—	—	11,766,687
Financials	68,319,097	—	93,094	68,412,191
Healthcare	272,490,037	—	—	272,490,037
Industrials	131,361,377	—	—	131,361,377
Information Technology	469,517,154	11,050,745	—	480,567,899
Materials	16,944,476	—	—	16,944,476
Telecommunication Services	18,453,776	—	—	18,453,776
Convertible Preferred Stock[1]	—	—	8,884,396	8,884,396
U.S. Master Limited Partnerships	5,358,309	—	—	5,358,309
Short-Term Investments	—	33,987,518	—	33,987,518
Total Value of Securities	$1,389,654,578	$45,038,263	$10,792,556	$1,445,485,397

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the treshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-OPTLG [6/16] 8/16 (17327) 5

Schedule of investments

Optimum Large Cap Value Fund
June 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.14%✧
Consumer Discretionary – 6.73%
Advance Auto Parts	15,525	$2,509,306
Comcast Class A Special	158,263	10,317,165
Delphi Automotive
(United Kingdom)	67,004	4,194,450
Harley-Davidson	74,149	3,358,950
Johnson Controls	154,263	6,827,680
Newell Brands	57,626	2,798,895
Omnicom Group	147,172	11,993,046
Ross Stores	77,707	4,405,210
Target	86,073	6,009,617
Time	7,077	116,487
Time Warner	90,267	6,638,235
TJX	297,879	23,005,195
Viacom Class B	42,885	1,778,441
Walt Disney	20,513	2,006,582
Yum! Brands	73,391	6,085,582
		92,044,841
Consumer Staples – 11.68%
Altria Group	432,635	29,834,510
Archer-Daniels-Midland	154,780	6,638,514
Campbell Soup	185,117	12,315,834
CVS Health	135,645	12,986,652
Danone (France)	83,277	5,827,944
Diageo (United Kingdom)	324,436	9,063,335
General Mills	177,411	12,652,952
JM Smucker	28,229	4,302,382
Nestle (Switzerland)	166,043	12,864,735
Philip Morris International	484,770	49,310,804
Procter & Gamble	46,856	3,967,298
		159,764,960
Energy – 7.21%
Chevron	80,650	8,454,539
Devon Energy	361,196	13,093,355
EOG Resources	88,023	7,342,879
Exxon Mobil	104,564	9,801,829
Marathon Petroleum	388,537	14,748,864
National Oilwell Varco	90,138	3,033,144
Occidental Petroleum	103,849	7,846,830
Oceaneering International	276,293	8,250,109
Schlumberger	115,697	9,149,319
Tesoro	48,927	3,665,611
Valero Energy	259,025	13,210,275
		98,596,754
Financials – 25.96%
American Express	345,214	20,975,203
Aon (United Kingdom)	116,439	12,718,632
Bank of New York Mellon	213,492	8,294,164
BB&T	117,528	4,185,172
BlackRock	21,410	7,333,567
CBOE Holdings	322,342	21,474,424
CBRE Group Class A †	397,171	10,517,088
Chubb (Switzerland)	118,094	15,436,067
Citigroup	192,398	8,155,751
Discover Financial Services	267,659	14,343,846
Eaton Vance	369,830	13,069,792
Federated Investors Class B	389,976	11,223,509
Franklin Resources	654,360	21,835,993
Goldman Sachs Group	87,996	13,074,446
JPMorgan Chase	544,852	33,857,103
MetLife	262,939	10,472,860
Moody’s	180,303	16,896,194
Nasdaq	121,041	7,827,721
PNC Financial Services Group	78,482	6,387,650
Prudential Financial	82,053	5,853,661
S&P Global	176,253	18,904,897
State Street	95,493	5,148,983
Synchrony Financial †	529,233	13,379,010
Travelers	143,932	17,133,665
U.S. Bancorp	357,519	14,418,741
Wells Fargo	470,554	22,271,321
		355,189,460
Healthcare – 11.83%
Abbott Laboratories	233,817	9,191,346
AbbVie	287,805	17,818,008
Cigna	25,918	3,317,245
Express Scripts Holding †	72,025	5,459,495
Gilead Sciences	119,440	9,963,685
Johnson & Johnson	252,724	30,655,421
McKesson	23,723	4,427,898
Medtronic (Ireland)	216,605	18,794,816
Merck	207,138	11,933,220
Mylan †	225,927	9,769,083
Novartis (Switzerland)	26,773	2,209,805
Pfizer	576,324	20,292,368
Roche Holding (Switzerland)	7,616	2,009,709
St. Jude Medical	82,121	6,405,438
Thermo Fisher Scientific	65,212	9,635,725
		161,883,262
Industrials – 15.05%
3M	95,688	16,756,883
Canadian National Railway
(Canada)	67,352	3,977,809
Caterpillar	32,782	2,485,203

(continues)      NQ-OPTLV [6/16] 8/16 (17329) 1

Schedule of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Industrials (continued)
Cummins	17,092	$1,921,824
Danaher	117,565	11,874,065
Deere	25,657	2,079,243
Eaton	124,020	7,407,715
Equifax	14,914	1,914,958
Honeywell International	146,849	17,081,476
Illinois Tool Works	63,729	6,638,013
Ingersoll-Rand	47,149	3,002,448
Lockheed Martin	135,673	33,669,968
Northrop Grumman	37,355	8,303,269
Pentair (United Kingdom)	61,084	3,560,586
Rockwell Collins	145,342	12,374,418
Stanley Black & Decker	37,280	4,146,282
Tyco International	264,403	11,263,568
Union Pacific	61,663	5,380,097
United Parcel Service Class B	289,067	31,138,297
United Rentals †	93,537	6,276,333
United Technologies	142,736	14,637,577
		205,890,032
Information Technology – 11.85%
Accenture Class A (Ireland)	302,157	34,231,367
Alliance Data Systems †	35,989	7,050,965
Analog Devices	42,643	2,415,299
Apple	149,592	14,300,995
Cognizant Technology
Solutions Class A †	45,913	2,628,060
Fidelity National Information
Services	101,212	7,457,300
Fiserv †	36,277	3,944,398
Harris	148,735	12,410,448
Hewlett Packard Enterprise	836,524	15,283,293
HP	641,694	8,053,260
International Business
Machines	47,906	7,271,173
MasterCard Class A	120,611	10,621,005
Oracle	134,471	5,503,898
Texas Instruments	182,851	11,455,615
Western Digital	291,630	13,782,434
Western Union	300,615	5,765,796
		162,175,306
Materials – 4.43%
CF Industries Holdings	238,879	5,756,984
Crown Holdings †	77,111	3,907,214
EI du Pont de Nemours	97,777	6,335,950
LyondellBasell Industries
Class A	146,781	10,923,442
Monsanto	30,914	3,196,817
NewMarket	34,537	14,311,442
PPG Industries	155,091	16,152,728
		60,584,577
Telecommunication Services – 1.15%
Verizon Communications	249,189	13,914,714
Vodafone Group
(United Kingdom)	573,797	1,749,426
		15,664,140
Utilities – 2.25%
AES	1,758,312	21,943,734
Duke Energy	79,392	6,811,040
Xcel Energy	43,773	1,960,155
		30,714,929
Total Common Stock
(cost $1,067,177,586)		1,342,508,261

	Principal
	amount°
Short-Term Investments – 1.43%
Discount Notes – 1.06%≠
Federal Home Loan Bank
0.295% 8/5/16	2,864,989	2,864,322
0.31% 7/13/16	2,128,568	2,128,455
0.325% 8/3/16	1,626,708	1,626,350
0.335% 7/12/16	1,038,434	1,038,384
0.335% 7/21/16	1,442,270	1,442,142
0.34% 7/22/16	2,125,719	2,125,522
0.35% 7/25/16	1,660,433	1,660,256
0.38% 7/18/16	443,568	443,534
0.39% 9/21/16	435,303	435,035
0.39% 9/23/16	530,987	530,653
0.53% 8/15/16	255,743	255,666
		14,550,319
Repurchase Agreements – 0.37%
Bank of America Merrill Lynch
0.29%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price
$1,777,857 (collateralized
by U.S. government
obligations 4.25%
11/15/40; market value
$1,813,400)	1,777,843	1,777,843

2 NQ-OPTLV [6/16] 8/16 (17329)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.30%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price
$2,963,096 (collateralized
by U.S. government
obligations 0.00%–8.75%
11/3/16–8/25/45; market
value $3,022,333)	2,963,071	$2,963,071
BNP Paribas
0.40%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price $295,090
(collateralized by U.S.
government obligations
0.00%–1.50%
8/31/18–5/15/44; market
value $300,988)	295,086	295,086
		5,036,000
Total Short-Term
Investments
(cost $19,584,895)		19,586,319
Total Value of
Securities – 99.57%
(cost $1,086,762,481)		1,362,094,580
Receivables and Other
Assets Net of
Liabilities – 0.43%		5,950,334
Net Assets Applicable to
88,458,198 Shares
Outstanding – 100.00%		$1,368,044,914
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

(continues)      NQ-OPTLV [6/16] 8/16 (17329) 3

Notes

Optimum Large Cap Value Fund
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,086,762,481
Aggregate unrealized appreciation of investments	$305,991,373
Aggregate unrealized depreciation of investments	(30,659,274)
Net unrealized appreciation of investments	$275,332,099

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4 NQ-OPTLV [6/16] 8/16 (17329)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$92,044,841	$—	$92,044,841
Consumer Staples	132,008,946	27,756,014	159,764,960
Energy	98,596,754	—	98,596,754
Financials	355,189,460	—	355,189,460
Healthcare	157,663,748	4,219,514	161,883,262
Industrials	205,890,032	—	205,890,032
Information Technology	162,175,306	—	162,175,306
Materials	60,584,577	—	60,584,577
Telecommunication Services	13,914,714	1,749,426	15,664,140
Utilities	30,714,929	—	30,714,929
Short-Term Investments	—	19,586,319	19,586,319
Total Value of Securities	$1,308,783,307	$53,311,273	$1,362,094,580

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the net assets. At June 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTLV [6/16] 8/16 (17329) 5

Schedule of investments

Optimum Small-Mid Cap Growth Fund
June 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.64%✧
Consumer Discretionary – 14.33%
Burlington Stores †	64,360	$4,293,456
Chico’s FAS	86,360	924,916
Del Taco Restaurants †	120,580	1,097,278
Dick’s Sporting Goods	44,420	2,001,565
Domino’s Pizza	8,500	1,116,730
Extended Stay America	126,858	1,896,527
Gentherm †	64,212	2,199,261
Houghton Mifflin Harcourt †	117,110	1,830,429
IMAX (Canada) †	81,550	2,404,094
Kate Spade †	191,509	3,947,000
Lions Gate Entertainment	66,570	1,346,711
lululemon athletica
(Canada) †	61,300	4,527,618
Malibu Boats Class A @†	44,732	540,363
Mattel	143,800	4,499,502
MDC Partners Class A	50,000	914,500
Media General †	50,050	860,359
Monro Muffler Brake	22,300	1,417,388
Panera Bread Class A †	16,000	3,391,040
Party City Holdco †	128,040	1,781,036
Scripps Networks Interactive
Class A	18,100	1,127,087
SeaWorld Entertainment	51,640	740,001
Six Flags Entertainment	27,200	1,576,240
Sportsman’s Warehouse
Holdings †	90,812	731,945
Tempur Sealy International †	17,560	971,419
Tower International	31,000	637,980
Tractor Supply	48,900	4,458,702
Ulta Salon Cosmetics &
Fragrance †	17,600	4,288,064
Vail Resorts	15,700	2,170,211
William Lyon Homes Class A †	63,300	1,020,396
Zoe’s Kitchen †	39,310	1,425,774
		60,137,592
Consumer Staples – 3.53%
Amplify Snack Brands †	111,518	1,644,891
Blue Buffalo Pet Products †	50,300	1,174,002
Central Garden & Pet
Class A †	84,110	1,826,028
TreeHouse Foods †	44,300	4,547,395
WhiteWave Foods †	119,990	5,632,331
		14,824,647
Energy – 2.45%
Diamondback Energy †	45,471	4,147,410
GasLog (Monaco)	81,590	1,059,038
Memorial Resource
Development †	44,351	704,294
Parsley Energy Class A †	98,600	2,668,116
QEP Resources	97,620	1,721,041
		10,299,899
Financials – 5.64%
Argo Group International
Holdings (Bermuda)	47,498	2,465,146
Essent Group †	111,290	2,427,235
Evercore Partners Class A	55,253	2,441,630
First Republic Bank	50,400	3,527,496
PrivateBancorp	52,200	2,298,366
QTS Realty Trust	39,978	2,237,968
ServisFirst Bancshares	28,280	1,396,749
Signature Bank †	11,740	1,466,561
Stifel Financial †	44,060	1,385,687
SVB Financial Group †	20,400	1,941,264
Virtu Financial Class A	68,310	1,229,580
Virtus Investment Partners	11,790	839,212
		23,656,894
Healthcare – 24.97%
Accuray †	208,480	1,082,011
Adeptus Health Class A †	52,527	2,713,545
Agilent Technologies	107,600	4,773,136
Alder Biopharmaceuticals †	30,450	760,337
Align Technology †	70,800	5,702,940
Alnylam Pharmaceuticals †	20,143	1,117,735
AMN Healthcare Services †	58,250	2,328,253
Analogic	20,147	1,600,478
athenahealth †	15,200	2,097,752
AtriCure †	92,300	1,304,199
Capital Senior Living †	90,501	1,599,153
Cempra †	44,180	728,528
Cepheid †	53,106	1,633,009
Cerus †	299,290	1,867,570
Coherus Biosciences †	55,555	938,324
Cotiviti Holdings †	44,982	950,470
Cynosure Class A †	32,500	1,580,963
DENTSPLY SIRONA	47,000	2,915,880
DexCom †	86,730	6,880,291
Ensign Group	78,210	1,643,192
Envision Healthcare
Holdings †	117,800	2,988,586
Evolent Health Class A †	105,160	2,019,072
Flexion Therapeutics †	78,307	1,171,864
HealthEquity †	75,994	2,309,078
HealthSouth	39,000	1,513,980

(continues)      NQ-OPTSG [6/16] 8/16 (17356) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Healthcare (continued)
ICON (Ireland) †	41,250	$2,887,913
IDEXX Laboratories †	78,000	7,243,080
Inogen †	37,046	1,856,375
Intercept Pharmaceuticals †	10,200	1,455,336
Intra-Cellular Therapies †	23,600	916,152
Intrexon †	27,601	679,261
K2M Group Holdings †	143,427	2,225,987
Laboratory Corp of America
Holdings †	23,700	3,087,399
LDR Holding †	39,475	1,458,601
LifePoint Health †	25,010	1,634,904
Medidata Solutions †	25,362	1,188,717
Nevro †	83,309	6,144,872
Novocure (United Kingdom) †	75,647	882,800
NuVasive †	54,900	3,278,628
Pacific Biosciences of
California †	86,825	610,814
Pacira Pharmaceuticals †	31,960	1,078,011
Portola Pharmaceuticals †	35,650	841,340
Radius Health †	20,320	746,760
Spectranetics †	82,270	1,539,272
Surgery Partners †	99,850	1,787,315
Teladoc †	58,100	930,762
TESARO †	10,830	910,261
Ultragenyx Pharmaceutical †	11,700	572,247
Vocera Communications †	93,900	1,206,615
WellCare Health Plans †	37,800	4,055,184
Wright Medical Group
(Netherlands) †	77,954	1,354,061
		104,793,013
Industrials – 14.13%
Allegion (Ireland)	69,300	4,811,499
AO Smith	27,468	2,420,205
Apogee Enterprises	54,730	2,536,735
Chicago Bridge & Iron
(Netherlands)	43,988	1,523,304
Copart †	57,609	2,823,417
Dycom Industries †	50,400	4,523,904
Fortune Brands Home &
Security	56,800	3,292,696
Genesee & Wyoming †	29,500	1,739,025
Granite Construction	43,180	1,966,849
HD Supply Holdings †	72,800	2,534,896
Hub Group Class A †	65,200	2,501,724
KAR Auction Services	42,030	1,754,332
Masco	127,200	3,935,568
Masonite International †	21,750	1,438,545
Mercury Systems †	49,900	1,240,514
Middleby (Israel) †	18,700	2,155,175
Mobile Mini	48,080	1,665,491
NCI Building Systems †	120,834	1,932,136
On Assignment †	61,560	2,274,642
Orbital ATK	19,100	1,626,174
PGT †	152,840	1,574,252
RPX †	75,860	695,636
Swift Transportation †	89,130	1,373,493
TransUnion †	88,800	2,969,472
TrueBlue †	55,840	1,056,493
Wabash National †	117,456	1,491,691
West	73,920	1,453,267
		59,311,135
Information Technology – 29.70%
2U †	72,600	2,135,166
Acxiom †	105,360	2,316,866
Applied Micro Circuits †	176,396	1,132,462
Benefitfocus †	46,880	1,787,066
Booz Allen Hamilton Holding	21,500	637,260
Cadence Design Systems †	108,090	2,626,587
Ciena †	70,760	1,326,750
Coherent †	18,300	1,679,574
CommScope Holding †	199,400	6,187,382
Cornerstone OnDemand †	60,190	2,290,831
Criteo ADR †	19,600	900,032
CyberArk Software (Israel) †	43,700	2,123,383
Cypress Semiconductor	197,254	2,081,030
Dolby Laboratories Class A	44,800	2,143,680
Five9 †	126,865	1,509,693
FormFactor †	215,231	1,934,927
Hortonworks †	100,910	1,078,728
Infinera †	121,600	1,371,648
Integrated Device
Technology †	232,200	4,674,186
Marketo †	76,660	2,669,301
MAXIMUS	34,800	1,926,876
Micron Technology †	155,000	2,132,800
Microsemi †	70,350	2,299,038
Mobileye †	178,100	8,217,534
Nanometrics †	85,540	1,778,377
Nuance Communications †	97,600	1,525,488
NVIDIA	154,000	7,239,540
OSI Systems †	28,590	1,661,937
Pandora Media †	96,390	1,200,055
Proofpoint †	18,600	1,173,474
PTC †	72,180	2,712,524
Pure Storage Class A †	36,123	393,741

2 NQ-OPTSG [6/16] 8/16 (17356)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Information Technology (continued)
Qlik Technologies †	93,110	$2,754,194
RealPage †	93,745	2,093,326
RingCentral Class A †	147,800	2,914,616
Rubicon Project †	109,480	1,494,402
SecureWorks Class A †	45,840	646,344
ServiceNow †	90,500	6,009,200
Shopify Class A (Canada) †	56,460	1,736,710
Silicon Motion Technology
ADR	39,490	1,887,622
SS&C Technologies Holdings	126,680	3,557,174
Stamps.com †	40,300	3,523,026
Synchronoss Technologies †	38,290	1,219,919
Telogis @=	185,242	288,978
Teradyne	125,600	2,473,064
Trimble Navigation †	94,000	2,289,840
Tyler Technologies †	13,275	2,213,075
Ultimate Software Group †	7,970	1,676,011
Universal Display †	51,900	3,518,820
Vantiv Class A †	72,440	4,100,104
WebMD Health †	31,100	1,807,221
Zendesk †	135,004	3,561,405
		124,632,987
Materials – 1.89%
Boise Cascade †	86,780	1,991,601
Headwaters †	114,700	2,057,718
Steel Dynamics	78,500	1,923,250
US Concrete †	32,300	1,967,393
		7,939,962
Total Common Stock
(cost $386,345,563)		405,596,129

Convertible Preferred Stock – 1.36%
Cloudera@=	30,243	569,173
DocuSign
Series B @=	1,166	19,565
Series B-1 @=	349	5,856
Series C @=	4,474	75,074
Series D @=	838	14,062
Series E @=	21,664	363,522
DraftKings
Series D @=	56,648	183,540
Series D-1 @=	50,706	164,287
Honest@=	15,249	639,848
MarkLogic@=	83,588	1,215,370
Nutanix@=	40,185	396,626
Telogis@=	252,269	789,602
Veracode Series 8@=	30,584	435,516
Zuora@=	209,844	837,278
Total Convertible Preferred
Stock (cost $5,659,123)		5,709,319

Total Value of
Securities – 98.00%
(cost $392,004,686)		411,305,448
Receivables and Other
Assets Net of
Liabilities – 2.00%		8,384,833
Net Assets Applicable to
35,305,721 Shares
Outstanding – 100.00%		$419,690,281
____________________

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $6,538,660, which represents 1.56% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016,the aggregate value of fair valued securities was $5,998,297, which represents 1.43% of the Fund’s net assets.

†	Non-income-producing security.

ADR – American Depositary Receipt

(continues)     NQ-OPTSG [6/16] 8/16 (17356) 3

Notes

Optimum Small-Mid Cap Growth Fund
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$392,004,686
Aggregate unrealized appreciation of investments	$34,482,683
Aggregate unrealized depreciation of investments	(15,181,921)
Net unrealized appreciation of investments	$19,300,762

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs). (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4 NQ-OPTSG [6/16] 8/16 (17356)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$60,137,592	$—	$—	$60,137,592
Consumer Staples	14,824,647	—	—	14,824,647
Energy	10,299,899	—	—	10,299,899
Financials	23,656,894	—	—	23,656,894
Healthcare	104,793,013	—	—	104,793,013
Industrials	59,311,135	—	—	59,311,135
Information Technology	124,344,009	—	288,978	124,632,987
Materials	7,939,962	—	—	7,939,962
Convertible Preferred Stock	—	—	5,709,319	5,709,319
Total Value of Securities	$405,307,151	$—	$5,998,297	$411,305,448

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the Fund’s common stock was classified as Level 2.

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets.

(continues)     NQ-OPTSG [6/16] 8/16 (17356) 5

(Unaudited)

2. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

		Convertible
	Common	Preferred
	Stock	Stock	Total
Beginning balance March 31, 2016	$133,374	$6,261,635	$6,395,009
Purchases	—	2,447,731	2,447,731
Sales	—	(1,313,030)	(1,313,030)
Net change in unrealized
appreciation (depreciation)	155,604	(1,687,017)	(1,531,413)
Ending balance June 30, 2016	$288,978	$5,709,319	$5,998,297
Net change in unrealized appreciation
(depreciation) from investments still
held at the end of the period	$155,604	$(1,528,275)	$(1,372,671)

Sensitivity Analysis

Valuation: The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/ dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

6 NQ-OPTSG [6/16] 8/16 (17356)

(Unaudited)

Quantitative information about Level 3 fair value measurements for the Fund was as follows:

					Weighted
					Average
					Discounted
				Range of	Enterprise
		Valuation	Unobservable	Unobservable	Value / Revenue
Assets	Value	Techniques	Inputs	Inputs	Multiple
		Comparable	Discounted Enterprise Value /
Common Stock	$288,978	Company Approach	Revenue Multiple	3.6x	NA
Convertible		Comparable	Enterprise Value / Revenue Multiple
Preferred Stock	5,709,319	Company Approach	Range of Comparable Companies	2.3x to 7.8x	4.6x
Total	$5,998,297

A significant change to the inputs may result in a significant change to the valuation.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTSG [6/16] 8/16 (17356) 7

Schedule of investments

Optimum Small-Mid Cap Value Fund
June 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.54%✧
Consumer Discretionary – 12.54%
AMC Networks Class A †	32,800	$1,981,776
American Eagle Outfitters	62,200	990,846
Bed Bath & Beyond	23,600	1,019,992
Bloomin’ Brands	72,500	1,295,575
Brinker International	40,700	1,853,071
Cable One	8,937	4,570,471
Carriage Services	5,184	122,757
Children’s Place	10,400	833,872
ClubCorp Holdings	206,255	2,681,315
Cooper-Standard Holding †	17,300	1,366,527
Dillard’s Class A	22,900	1,387,740
Goodyear Tire & Rubber	56,700	1,454,922
Hanesbrands	134,400	3,377,472
Harley-Davidson	38,300	1,734,990
Haverty Furniture	43,900	791,517
Helen of Troy †	42,160	4,335,734
Interval Leisure Group	70,800	1,125,720
Kohl’s	30,200	1,145,184
Lear	14,200	1,444,992
Lions Gate Entertainment	100,611	2,035,360
Marcus	64,800	1,367,280
Marriott Vacations Worldwide	21,700	1,486,233
Murphy USA †	13,800	1,023,408
Nordstrom	25,200	958,860
Scripps Networks Interactive
Class A	12,800	797,056
Shoe Carnival	40,700	1,019,942
Sonic Automotive Class A	76,300	1,305,493
Tenneco †	26,400	1,230,504
Time	239,750	3,946,285
Unifi †	40,900	1,113,707
Wyndham Worldwide	22,000	1,567,060
		51,365,661
Consumer Staples – 5.13%
Cal-Maine Foods	20,900	926,288
Dean Foods	87,300	1,579,257
Edgewell Personal Care †	23,800	2,008,958
Energizer Holdings	90,124	4,640,485
Flowers Foods	103,800	1,946,250
Ingles Markets Class A	35,400	1,320,420
J&J Snack Foods @	20,224	2,412,116
Pilgrim’s Pride	59,400	1,513,512
Sanderson Farms	17,400	1,507,536
SUPERVALU †	124,600	588,112
Universal	33,100	1,911,194
Whole Foods Market	21,200	678,824
		21,032,952
Energy – 3.75%
Ardmore Shipping (Ireland)	95,000	643,150
Bristow Group	39,700	452,977
Diamond Offshore Drilling	39,100	951,303
Diamondback Energy †	44,542	4,062,676
HollyFrontier	70,400	1,673,408
Parsley Energy Class A †	4,100	110,946
REX American Resources †	21,200	1,268,396
Rowan	54,795	967,680
RSP Permian †	113,000	3,942,570
Ship Finance International
(Norway)	56,900	838,706
Western Refining	22,100	455,923
		15,367,735
Financials – 28.87%
Alexandria Real Estate
Equities	42,192	4,367,716
American Financial Group	30,900	2,284,437
Annaly Capital Management	139,300	1,542,051
Apollo Commercial Real
Estate Finance	77,600	1,247,032
Ares Capital	56,000	795,200
Aspen Insurance Holdings
(Bermuda)	37,600	1,743,888
Assurant	18,600	1,605,366
Assured Guaranty (Bermuda)	34,400	872,728
Banc of California	121,100	2,191,910
BankUnited	93,700	2,878,464
Blackstone Mortgage Trust	41,500	1,148,305
Brandywine Realty Trust	249,400	4,189,920
CBL & Associates Properties	63,700	593,047
Central Pacific Financial	47,900	1,130,440
CIT Group	30,800	982,828
CNA Financial	60,200	1,891,484
CNO Financial Group	127,400	2,224,404
Cousins Properties	189,900	1,974,960
East West Bancorp	32,100	1,097,178
Endurance Specialty Holdings
(Bermuda)	29,300	1,967,788
Everest Re Group (Bermuda)	12,200	2,228,574
First Busey	53,800	1,150,782
Franklin Street Properties	86,900	1,066,263
Getty Realty	63,200	1,355,640
Great Western Bancorp	59,900	1,889,246
Hancock Holding	76,700	2,002,637
Hanmi Financial	47,900	1,125,171
Hanover Insurance Group	18,800	1,590,856
Home Bancshares	192,900	3,817,491

(continues)     NQ-OPTSV [6/16] 8/16 (17330) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Financials (continued)
Hospitality Properties Trust	104,300	$3,003,840
Huntington Bancshares	215,900	1,930,146
International Bancshares	47,300	1,234,057
Lexington Realty Trust	201,200	2,034,132
Mack-Cali Realty	84,000	2,268,000
Medical Properties Trust	157,100	2,389,491
MGIC Investment †	107,200	637,840
New Mountain Finance	87,800	1,132,620
Old National Bancorp	86,500	1,083,845
One Liberty Properties	51,900	1,237,815
Opus Bank	12,433	420,235
Piedmont Office Realty Trust	58,900	1,268,706
Piper Jaffray †	18,900	712,530
Preferred Apartment
Communities	33,100	487,232
PrivateBancorp	74,400	3,275,832
Prospect Capital	159,200	1,244,944
PS Business Parks	26,800	2,842,944
Radian Group	69,500	724,190
Reinsurance Group of
America	21,200	2,056,188
Select Income REIT	88,800	2,307,912
Senior Housing Properties
Trust	123,300	2,568,339
STAG Industrial	119,600	2,847,676
Starwood Property Trust	81,600	1,690,752
Summit Hotel Properties @	162,100	2,146,204
TCF Financial	184,600	2,335,190
TriCo Bancshares	45,200	1,247,520
Universal Insurance Holdings	31,905	592,795
Unum Group	75,700	2,406,503
Validus Holdings (Bermuda)	39,200	1,904,728
Washington Federal	73,500	1,783,110
Western Alliance Bancorp †	115,600	3,774,340
Wintrust Financial	98,000	4,998,000
XL Group (Ireland)	58,800	1,958,628
Zions Bancorporation	110,993	2,789,254
		118,291,344
Healthcare – 8.15%
Community Health Systems †	38,400	462,720
CONMED	47,300	2,257,629
Cooper	24,400	4,186,308
Integra LifeSciences
Holdings †	29,400	2,345,532
Kindred Healthcare	107,600	1,214,804
Lannett †	34,600	823,134
Owens & Minor	51,149	1,911,950
Patterson	106,874	5,118,196
PerkinElmer	42,500	2,227,850
Premier Class A †	96,600	3,158,820
Quest Diagnostics @	28,900	2,352,749
Quorum Health †	9,600	102,816
SciClone Pharmaceuticals †	55,400	723,524
Sucampo Pharmaceuticals
Class A †	20,800	228,176
Teleflex	27,700	4,911,487
United Therapeutics †	12,900	1,366,368
		33,392,063
Industrials – 13.46%
ACCO Brands †	176,600	1,824,278
Aircastle	55,700	1,089,492
Alaska Air Group	14,800	862,692
Apogee Enterprises	44,100	2,044,035
B/E Aerospace	40,700	1,879,323
Briggs & Stratton	39,700	840,846
Crane	19,100	1,083,352
Deluxe	29,800	1,977,826
Ennis	45,800	878,444
Equifax	25,307	3,249,419
Fluor	27,100	1,335,488
GATX	20,400	896,988
Hawaiian Holdings †	37,700	1,431,092
Herman Miller	111,500	3,332,735
Hillenbrand	33,800	1,015,352
Huntington Ingalls Industries	39,070	6,564,932
Interface	123,800	1,887,950
ITT	31,330	1,001,933
JetBlue Airways †	69,200	1,145,952
Kaman	20,300	863,156
Moog Class A †	19,600	1,056,832
Oshkosh	24,800	1,183,208
Pitney Bowes	252,300	4,490,940
Ryder System	36,000	2,201,040
Spirit AeroSystems Holdings
Class A †	51,200	2,201,600
Tetra Tech	34,200	1,051,479
Timken	24,600	754,236
Trinity Industries	50,400	935,928
TrueBlue †	97,351	1,841,881
Wabash National †	130,500	1,657,350
Woodward	44,256	2,550,916
		55,130,695
Information Technology – 14.13%
Amdocs	83,300	4,808,076

2 NQ-OPTSV [6/16] 8/16 (17330)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Information Technology (continued)
AVG Technologies
(Netherlands) †	96,261	$1,827,996
Avnet	38,900	1,575,839
Benchmark Electronics †	58,100	1,228,815
Booz Allen Hamilton Holding	177,474	5,260,329
Broadridge Financial
Solutions	64,876	4,229,915
Brocade Communications
Systems	502,500	4,612,950
Cardtronics †	75,800	3,017,598
Cirrus Logic †	34,500	1,338,255
Convergys	31,400	785,000
CSG Systems International	18,200	733,642
Flextronics International †	158,900	1,875,020
FLIR Systems	118,207	3,658,507
Ingram Micro Class A	50,500	1,756,390
IXYS	58,800	602,700
j2 Global	87,400	5,521,058
Jabil Circuit	43,700	807,139
Mentor Graphics	50,500	1,073,630
NCR †	80,300	2,229,931
OSI Systems †	49,351	2,868,774
Plantronics	27,500	1,210,000
Sanmina †	59,300	1,589,833
Tech Data †	23,100	1,659,735
Teradata †	48,100	1,205,867
Teradyne	73,300	1,443,277
Western Union	51,400	985,852
		57,906,128
Materials – 6.73%
Albemarle	29,362	2,328,700
Cabot	26,400	1,205,424
CF Industries Holdings	41,900	1,009,790
Chemtura †	26,500	699,070
Clearwater Paper @†	25,400	1,660,398
Domtar	45,500	1,592,955
Eastman Chemical	15,700	1,066,030
KapStone Paper & Packaging	265,400	3,452,854
Mosaic	17,616	461,187
Packaging Corp of America	24,100	1,613,013
PolyOne	125,900	4,436,716
Reliance Steel & Aluminum	25,300	1,945,570
Schweitzer-Mauduit
International	32,700	1,153,656
Sensient Technologies	27,400	1,946,496
Sonoco Products	28,100	1,395,446
Stepan	26,600	1,583,498
		27,550,803
Telecommunication Services – 0.97%
Inteliquent	82,300	1,636,947
Iridium Communications †	178,100	1,581,528
magicJack VocalTec (Israel) †	123,200	774,928
		3,993,403
Utilities – 4.81%
AES	97,300	1,214,304
Alliant Energy	114,232	4,535,010
CenterPoint Energy	142,200	3,412,800
IDACORP	5,600	455,560
NorthWestern	69,542	4,386,014
OGE Energy	122,300	4,005,325
Otter Tail	50,200	1,681,198
		19,690,211
Total Common Stock
(cost $365,353,222)		403,720,995

	Principal
	amount°
Short-Term Investments – 1.61%
Discount Notes – 1.61%≠
Federal Home Loan Bank
0.256% 8/5/16	1,211,884	1,211,602
0.31% 7/13/16	2,268,004	2,267,884
0.325% 8/3/16	872,152	871,960
0.335% 7/12/16	432,775	432,754
0.335% 7/21/16	601,076	601,023
0.34% 7/22/16	1,051,951	1,051,853
0.39% 9/21/16	61,955	61,917
0.39% 9/23/16	75,573	75,526
		6,574,519
Total Short-Term
Investments
(cost $6,574,086)		6,574,519

(continues)     NQ-OPTSV [6/16] 8/16 (17330) 3

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

Total Value of
Securities – 100.15%
(cost $371,927,308)	$410,295,514
Liabilities Net of
Receivables and Other
Assets – (0.15%)	(604,728)
Net Assets Applicable to
33,398,573 Shares
Outstanding – 100.00%	$409,690,786
____________________

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $8,571,467, which represents 2.09% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

4 NQ-OPTSV [6/16] 8/16 (17330)

Notes

Optimum Small-Mid Cap Value Fund
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$371,927,308
Aggregate unrealized appreciation of investments	$51,534,204
Aggregate unrealized depreciation of investments	(13,166,035)
Net unrealized appreciation of investments	$38,368,169

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-OPTSV [6/16] 8/16 (17330) 5

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$403,720,995	$—	$403,720,995
Short-Term Investments	—	6,574,519	6,574,519
Total Value of Securities	$403,720,995	$6,574,519	$410,295,514

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6 NQ-OPTSV [6/16] 8/16 (17330)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: